UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
September 30, 2017
MFS®  Blended Research®  Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 4.5%
Boeing Co.	28,430	$ 7,227,190
Northrop Grumman Corp.	14,901	4,287,316
Textron, Inc.	43,578	2,347,983
United Technologies Corp.	67,841	7,874,983
		$ 21,737,472
Automotive – 0.6%
General Motors Co.	67,222	$ 2,714,424
Biotechnology – 3.0%
Biogen, Inc. (a)	22,872	$ 7,161,681
Celgene Corp. (a)	50,567	7,373,680
		$ 14,535,361
Business Services – 3.3%
DXC Technology Co.	81,906	$ 7,034,087
FleetCor Technologies, Inc. (a)	34,279	5,305,361
Global Payments, Inc.	37,676	3,580,350
		$ 15,919,798
Cable TV – 3.5%
Charter Communications, Inc., “A” (a)	20,254	$ 7,360,709
Comcast Corp., “A”	252,951	9,733,554
		$ 17,094,263
Chemicals – 0.8%
Monsanto Co.	31,387	$ 3,760,790
Computer Software – 3.2%
Intuit, Inc.	53,597	$ 7,618,277
Microsoft Corp.	109,408	8,149,802
		$ 15,768,079
Computer Software - Systems – 4.1%
Apple, Inc.	83,891	$ 12,929,281
Hewlett Packard Enterprise	280,946	4,132,716
International Business Machines Corp.	11,563	1,677,560
NCR Corp. (a)	38,199	1,433,226
		$ 20,172,783
Construction – 0.9%
Owens Corning	54,569	$ 4,220,912
Consumer Products – 2.0%
Procter & Gamble Co.	106,975	$ 9,732,585
Consumer Services – 1.6%
Priceline Group, Inc. (a)	4,291	$ 7,856,049
Containers – 0.5%
Sealed Air Corp.	52,850	$ 2,257,752
Electrical Equipment – 0.0%
General Electric Co.	7,103	$ 171,751
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.5%
Broadcom Corp.	19,247	$ 4,668,167
Intel Corp.	234,111	8,914,947
NVIDIA Corp.	18,917	3,381,792
		$ 16,964,906
Energy - Independent – 3.7%
EOG Resources, Inc.	67,890	$ 6,567,678
Phillips 66	86,316	7,907,409
Valero Energy Corp.	47,062	3,620,480
		$ 18,095,567
Energy - Integrated – 0.8%
Exxon Mobil Corp.	49,254	$ 4,037,843
Food & Beverages – 3.2%
Archer Daniels Midland Co.	132,524	$ 5,633,595
Bunge Ltd.	35,374	2,457,078
Tyson Foods, Inc., “A”	107,224	7,553,931
		$ 15,644,604
Gaming & Lodging – 1.7%
Carnival Corp.	41,742	$ 2,695,281
Royal Caribbean Cruises Ltd.	46,508	5,513,058
		$ 8,208,339
General Merchandise – 2.0%
Costco Wholesale Corp.	34,500	$ 5,668,005
Wal-Mart Stores, Inc.	49,699	3,883,480
		$ 9,551,485
Health Maintenance Organizations – 2.6%
Cigna Corp.	16,065	$ 3,003,191
Humana Inc.	23,405	5,702,160
UnitedHealth Group, Inc.	21,597	4,229,773
		$ 12,935,124
Insurance – 5.5%
Allstate Corp.	24,673	$ 2,267,696
Berkshire Hathaway, Inc., “B” (a)	16,026	2,937,886
Chubb Ltd.	15,937	2,271,819
MetLife, Inc.	137,135	7,124,163
Prudential Financial, Inc.	65,303	6,943,015
XL Group Ltd.	132,273	5,218,170
		$ 26,762,749
Internet – 5.4%
Alphabet, Inc., “A” (a)	8,905	$ 8,670,977
Alphabet, Inc., “C” (a)	4,114	3,945,778
Facebook, Inc., “A” (a)	80,828	13,811,080
		$ 26,427,835
Leisure & Toys – 1.6%
Electronic Arts, Inc. (a)	50,623	$ 5,976,551
Take-Two Interactive Software, Inc. (a)	20,020	2,046,645
		$ 8,023,196

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.7%
Eaton Corp. PLC	35,380	$ 2,716,830
Ingersoll-Rand Co. Ltd., “A”	21,994	1,961,205
United Rentals, Inc. (a)	27,502	3,815,628
		$ 8,493,663
Major Banks – 5.0%
Bank of America Corp.	472,122	$ 11,963,572
JPMorgan Chase & Co.	84,744	8,093,899
Wells Fargo & Co.	81,715	4,506,582
		$ 24,564,053
Medical & Health Technology & Services – 1.9%
HCA Healthcare, Inc. (a)	28,294	$ 2,251,920
McKesson Corp.	44,433	6,825,353
		$ 9,077,273
Medical Equipment – 3.2%
Abbott Laboratories	117,229	$ 6,255,340
Medtronic PLC	94,686	7,363,730
Zimmer Biomet Holdings, Inc.	16,693	1,954,583
		$ 15,573,653
Network & Telecom – 2.2%
Cisco Systems, Inc.	314,829	$ 10,587,699
Oil Services – 1.1%
Schlumberger Ltd.	80,164	$ 5,592,241
Other Banks & Diversified Financials – 4.4%
Citigroup, Inc.	156,193	$ 11,361,479
Discover Financial Services	107,617	6,939,144
Synchrony Financial	106,821	3,316,792
		$ 21,617,415
Pharmaceuticals – 4.5%
Allergan PLC	15,025	$ 3,079,374
Eli Lilly & Co.	102,271	8,748,261
Johnson & Johnson	50,186	6,524,682
Pfizer, Inc.	94,653	3,379,112
		$ 21,731,429
Railroad & Shipping – 1.7%
Union Pacific Corp.	72,347	$ 8,390,082
Real Estate – 2.7%
Annaly Mortgage Management, Inc., REIT	389,514	$ 4,748,176
Mid-America Apartment Communities, Inc., REIT	47,282	5,053,500
Realogy Holdings Corp.	98,145	3,233,878
		$ 13,035,554
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.2%
Starbucks Corp.	13,930	$ 748,180
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	36,617	$ 5,537,223
Univar, Inc. (a)	101,200	2,927,716
		$ 8,464,939
Specialty Stores – 3.7%
Amazon.com, Inc. (a)	6,515	$ 6,263,195
Best Buy Co., Inc.	108,110	6,157,946
Home Depot, Inc.	13,181	2,155,884
Ross Stores, Inc.	57,527	3,714,519
		$ 18,291,544
Telecommunications - Wireless – 0.8%
T-Mobile U.S., Inc. (a)	62,349	$ 3,844,439
Telephone Services – 0.3%
AT&T, Inc.	35,089	$ 1,374,436
Tobacco – 2.2%
Altria Group, Inc.	38,450	$ 2,438,499
Philip Morris International, Inc.	76,583	8,501,479
		$ 10,939,978
Utilities - Electric Power – 3.6%
AES Corp.	168,891	$ 1,861,179
Exelon Corp.	191,620	7,218,326
NextEra Energy, Inc.	47,580	6,972,849
PPL Corp.	45,714	1,734,846
		$ 17,787,200
Total Common Stocks		$482,707,445
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.11% (v)	4,828,464	$ 4,828,464
Other Assets, Less Liabilities – 0.1%		281,642
Net Assets – 100.0%		$487,817,551

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,828,464 and $482,707,445, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$482,707,445	$—	$—	$482,707,445
Mutual Funds	4,828,464	—	—	4,828,464
Total	$487,535,909	$—	$—	$487,535,909
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	676,957	46,604,318	(42,452,811)	4,828,464
4

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$185	$69	$—	$15,490	$4,828,464
5

QUARTERLY REPORT

September 30, 2017

MFS® CORPORATE BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 94.4%
Aerospace – 0.4%
Lockheed Martin Corp., 3.55%, 1/15/2026	$964,000	$994,988

Apparel Manufacturers – 0.6%
Coach, Inc., 4.125%, 7/15/2027	$1,518,000	$1,526,009

Asset-Backed & Securitized – 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.833%, (LIBOR-1mo. + 1.6%) 12/28/2040 (z)	$190,029	$164,375
Greenwich Capital Commercial Funding Corp., 5.959%, 7/10/2038	145,265	146,469
JPMorgan Chase Commercial Mortgage Securities Corp., 5.754%, 7/15/2042 (n)(q)	276,280	69,663
Lehman Brothers Commercial Conduit Mortgage Trust, 1.131%, 2/18/2030 (i)	37,601	2
Morgan Stanley Capital I, Inc., 1.282%, 11/15/2030 (i)(n)	331,808	19

		$380,528

Automotive – 2.1%
General Motors Co., 5.15%, 4/01/2038	$606,000	$621,326
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,436,551
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,222,000	1,242,079
General Motors Financial Co., Inc., 4.35%, 1/17/2027	472,000	485,026
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,426,000	1,504,430

		$5,289,412

Biotechnology – 0.9%
Life Technologies Corp., 6%, 3/01/2020	$2,172,000	$2,359,811

Broadcasting – 2.0%
Omnicom Group, Inc., 3.625%, 5/01/2022	$1,283,000	$1,337,909
Omnicom Group, Inc., 3.6%, 4/15/2026	1,030,000	1,038,342
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	578,000	576,529
SES S.A., 3.6%, 4/04/2023 (n)	346,000	349,944
Time Warner, Inc., 3.8%, 2/15/2027	1,054,000	1,054,245
Time Warner, Inc., 5.35%, 12/15/2043	685,000	737,902

		$5,094,871

Brokerage & Asset Managers – 1.8%
CME Group, Inc., 3%, 3/15/2025	$891,000	$903,400
E*TRADE Financial Corp., 2.95%, 8/24/2022	858,000	859,908
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	652,000	664,490
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,117,218
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,080,000	1,086,762

		$4,631,778

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – 1.6%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$850,000	$901,909
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	500,463
Masco Corp., 4.45%, 4/01/2025	560,000	597,744
Masco Corp., 4.375%, 4/01/2026	476,000	505,512
Mohawk Industries, Inc., 3.85%, 2/01/2023	999,000	1,037,989
Owens Corning, 4.2%, 12/15/2022	460,000	488,138

		$4,031,755

Business Services – 1.8%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,428,000	$1,436,278
Equinix, Inc., 5.75%, 1/01/2025	969,000	1,042,886
Fidelity National Information Services, Inc., 2%, 4/15/2018	135,000	135,192
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	220,000	226,763
Fidelity National Information Services, Inc., 5%, 10/15/2025	216,000	240,611
MSCI, Inc., 5.75%, 8/15/2025 (n)	1,464,000	1,597,590

		$4,679,320

Cable TV – 4.1%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$886,000	$1,036,288
Charter Communications Operating LLC, 5.375%, 5/01/2047 (n)	751,000	780,189
Comcast Corp., 4.65%, 7/15/2042	628,000	693,769
Comcast Corp., 4.75%, 3/01/2044	720,000	804,872
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	790,283
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	329,245
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	578,000	579,923
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	179,350
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	371,533
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	875,000	892,500
Time Warner Cable, Inc., 8.25%, 4/01/2019	850,000	924,180
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	374,263
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	905,098
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	361,566
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,679,400

		$10,702,459

Chemicals – 0.9%
LyondellBasell Industries N.V., 5%, 4/15/2019	$457,000	$474,180
LyondellBasell Industries N.V., 6%, 11/15/2021	1,256,000	1,416,991
Sherwin-Williams Co., 4.5%, 6/01/2047	500,000	524,723

		$2,415,894

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – 0.8%
Oracle Corp., 3.4%, 7/08/2024	$1,107,000	$1,152,874
VeriSign, Inc., 4.625%, 5/01/2023	763,000	787,798

		$1,940,672

Computer Software – Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$416,182
Apple, Inc., 4.25%, 2/09/2047	319,000	343,117

		$759,299

Conglomerates – 0.4%
Johnson Controls International PLC, 4.5%, 2/15/2047	$261,000	$276,985
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)	676,000	692,304

		$969,289

Consumer Products – 1.5%
Hasbro, Inc., 5.1%, 5/15/2044	$1,138,000	$1,226,864
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	2,679,000	2,647,292

		$3,874,156

Consumer Services – 2.5%
Priceline Group, Inc., 3.65%, 3/15/2025	$769,000	$791,980
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,790,467
Service Corp. International, 5.375%, 1/15/2022	170,000	174,675
Service Corp. International, 5.375%, 5/15/2024	2,004,000	2,129,250
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,542,301

		$6,428,673

Containers – 2.1%
Ball Corp., 5%, 3/15/2022	$682,000	$738,265
Ball Corp., 4%, 11/15/2023	691,000	706,548
Ball Corp., 5.25%, 7/01/2025	1,030,000	1,130,683
Crown American LLC, 4.5%, 1/15/2023	1,539,000	1,619,798
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,265,000

		$5,460,294

Electrical Equipment – 1.2%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$478,000	$487,318
Arrow Electronics, Inc., 3.875%, 1/12/2028	1,979,000	1,974,774
Molex Electronic Technologies LLC, 3.9%, 4/15/2025 (n)	642,000	657,391

		$3,119,483

Electronics – 2.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)	$1,857,000	$1,912,655
Flextronics International Ltd., 4.625%, 2/15/2020	2,018,000	2,111,959
Jabil Circuit, Inc., 4.7%, 9/15/2022	399,000	424,436
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	695,000	725,406
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	702,000	754,650
Tyco Electronics Group S.A., 6.55%, 10/01/2017	360,000	360,000

Issuer	Shares/Par	Value ($)
BONDS – continued
Electronics – continued
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$229,000	$230,298
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	261,729

		$6,781,133

Energy – Integrated – 0.5%
Shell International Finance B.V., 3.75%, 9/12/2046	$1,300,000	$1,252,410

Financial Institutions – 1.3%
AerCap Ireland Capital Co., 3.65%, 7/21/2027	$1,426,000	$1,415,034
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	227,000	241,572
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	570,000	596,816
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,119,727

		$3,373,149

Food & Beverages – 5.5%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$2,800,000	$2,961,471
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	1,511,000	1,566,566
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	1,977,000	2,179,708
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,720,388
J.M. Smucker Co., 2.5%, 3/15/2020	303,000	305,835
J.M. Smucker Co., 3.5%, 10/15/2021	880,000	914,392
J.M. Smucker Co., 4.375%, 3/15/2045	324,000	338,248
Kraft Heinz Foods Co., 5%, 7/15/2035	415,000	452,120
Kraft Heinz Foods Co., 6.5%, 2/09/2040	1,459,000	1,827,274
SYSCO Corp., 2.5%, 7/15/2021	445,000	447,836
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	646,747
Tyson Foods, Inc., 5.15%, 8/15/2044	368,000	419,242
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	505,000	512,426

		$14,292,253

Food & Drug Stores – 0.6%
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	$1,433,000	$1,452,575

Forest & Paper Products – 0.8%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$806,000	$883,211
International Paper Co., 6%, 11/15/2041	860,000	1,054,411
Packaging Corp. of America, 3.9%, 6/15/2022	133,000	139,538

		$2,077,160

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$811,000	$812,520
Wyndham Worldwide Corp., 5.1%, 10/01/2025	463,000	485,047

		$1,297,567

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – 1.1%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,084,229
American International Group, Inc., 4.5%, 7/16/2044	917,000	957,015
Unum Group, 4%, 3/15/2024	637,000	664,766

		$2,706,010

Insurance – Health – 1.4%
Aetna, Inc., 2.8%, 6/15/2023	$508,000	$511,124
Humana, Inc., 7.2%, 6/15/2018	1,157,000	1,199,874
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,936,874

		$3,647,872

Insurance – Property & Casualty – 3.5%
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	$190,000	$206,128
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	841,738
Chubb Corp., FLR, 3.553% (LIBOR - 3mo + 2.25%), 3/29/2067	279,000	277,466
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	345,513
CNA Financial Corp., 5.875%, 8/15/2020	1,570,000	1,714,793
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	951,000	1,034,650
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	678,000	682,651
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	974,714
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	805,104
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	503,055
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	478,619
XL Group Ltd., 5.75%, 10/01/2021	1,110,000	1,239,786

		$9,104,217

Major Banks – 10.5%
Bank of America Corp., 7.625%, 6/01/2019	$500,000	$545,654
Bank of America Corp., 5.625%, 7/01/2020	185,000	201,491
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	1,232,000	1,253,924
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	2,039,428
Bank of America Corp., 3.875%, 8/01/2025	793,000	830,680
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	1,420,000	1,565,550
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	1,090,000	1,113,614
HSBC Holdings PLC, 4.375%, 11/23/2026	941,000	980,966
HSBC Holdings PLC, 6% to 5/22/2027, FLR to 12/31/2065	1,171,000	1,224,749
JPMorgan Chase & Co., 4.25%, 10/15/2020	442,000	467,963
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	855,973
JPMorgan Chase & Co., 3.25%, 9/23/2022	2,258,000	2,334,367
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	693,041

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 2.95%, 10/01/2026	$1,192,000	$1,166,614
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR to 1/29/2049	1,221,000	1,396,592
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,380,996
Morgan Stanley, 3.125%, 7/27/2026	2,972,000	2,915,134
Morgan Stanley, 3.971% to 7/22/2037, FLR to 7/22/2038	665,000	668,796
PNC Bank N.A., 2.6%, 7/21/2020	1,158,000	1,175,598
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,688,000	1,770,722
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,518,776
Wells Fargo & Co., 4.1%, 6/03/2026	1,000,000	1,039,520

		$27,140,148

Medical & Health Technology & Services – 4.1%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$161,000	$164,453
Becton, Dickinson and Co., 4.685%, 12/15/2044	1,083,000	1,144,816
Becton, Dickinson and Co., 4.669%, 6/06/2047	1,655,000	1,736,267
HCA, Inc., 4.75%, 5/01/2023	910,000	960,050
HCA, Inc., 5.25%, 6/15/2026	963,000	1,037,633
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	919,671
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	927,013
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	543,185
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	1,544,000	1,548,056
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	1,260,000	1,304,100
Universal Health Services, Inc., 5%, 6/01/2026 (n)	334,000	351,535

		$10,636,779

Medical Equipment – 2.2%
Abbott Laboratories, 2.9%, 11/30/2021	$2,291,000	$2,333,002
Abbott Laboratories, 4.75%, 11/30/2036	1,636,000	1,806,900
Medtronic, Inc., 3.5%, 3/15/2025	1,061,000	1,106,529
Medtronic, Inc., 4.375%, 3/15/2035	381,000	419,403

		$5,665,834

Metals & Mining – 1.8%
Barrick Gold Corp., 3.85%, 4/01/2022	$297,000	$315,119
Barrick North America Finance LLC, 4.4%, 5/30/2021	93,000	100,010
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	863,000	898,426
Glencore Funding LLC, 4%, 4/16/2025 (n)	536,000	544,228
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,389,000	1,397,409
Kinross Gold Corp., 5.95%, 3/15/2024	667,000	741,037
Southern Copper Corp., 6.75%, 4/16/2040	415,000	509,268
Steel Dynamics, Inc., 4.125%, 9/15/2025 (z)	29,000	29,235

		$4,534,732

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – 3.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,438,823
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	991,048
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	465,000	597,517
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	406,086
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	581,000	727,006
Phillips 66 Partners LP, 4.9%, 10/01/2046	697,000	697,608
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,625,965
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	146,717
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	322,476
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	542,000	578,086
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	1,029,230

		$8,560,562

Natural Gas – Distribution – 1.8%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,153,400
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	840,987
Sempra Energy, 3.25%, 6/15/2027	2,779,000	2,744,476

		$4,738,863

Network & Telecom – 3.1%
AT&T, Inc., 2.45%, 6/30/2020	$619,000	$623,412
AT&T, Inc., 3.8%, 3/01/2024	1,163,000	1,196,350
AT&T, Inc., 4.9%, 8/14/2037	2,087,000	2,109,218
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,092,481
AT&T, Inc., 5.65%, 2/15/2047	669,000	729,603
Verizon Communications, Inc., 4.5%, 9/15/2020	1,471,000	1,578,137
Verizon Communications, Inc., 5.012%, 4/15/2049	654,000	668,659

		$7,997,860

Oils – 2.1%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$1,105,000	$1,140,376
Marathon Petroleum Corp., 4.75%, 9/15/2044	910,000	905,282
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,579,414
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,913,530

		$5,538,602

Other Banks & Diversified Financials – 3.0%
BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$785,380
Capital One Financial Corp., 3.75%, 4/24/2024	796,000	822,019
Citigroup, Inc., 4.4%, 6/10/2025	646,000	680,077
Citigroup, Inc., 3.2%, 10/21/2026	2,633,000	2,591,411
Discover Bank, 7%, 4/15/2020	1,097,000	1,209,880

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
ING Groep N.V., 3.95%, 3/29/2027	$956,000	$996,181
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2065 (n)	444,000	459,407
SunTrust Banks, Inc., 3.3%, 5/15/2026	200,000	197,667

		$7,742,022

Personal Computers & Peripherals – 0.2%
Equifax, Inc., 2.3%, 6/01/2021	$539,000	$526,591

Pharmaceuticals – 2.5%
Actavis, Inc., 3.25%, 10/01/2022	$414,000	$424,813
Biogen, Inc., 3.625%, 9/15/2022	562,000	590,706
Celgene Corp., 2.875%, 8/15/2020	1,908,000	1,947,596
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	837,000	858,345
Gilead Sciences, Inc., 3.65%, 3/01/2026	900,000	939,022
Gilead Sciences, Inc., 4.5%, 2/01/2045	488,000	524,349
Shire Acquisitions Investments Ireland, 2.4%, 9/23/2021	1,225,000	1,220,717

		$6,505,548

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,280,669

Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$424,000	$459,474
Canadian Pacific Railway Co., 4.5%, 1/15/2022	400,000	428,262

		$887,736

Real Estate – Office – 0.6%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$411,000	$417,950
Boston Properties LP, REIT, 3.85%, 2/01/2023	1,131,000	1,193,954

		$1,611,904

Retailers – 1.0%
Best Buy Co., Inc., 5%, 8/01/2018	$935,000	$958,735
Best Buy Co., Inc., 5.5%, 3/15/2021	31,000	33,648
Home Depot, Inc., 4.875%, 2/15/2044	1,260,000	1,463,574

		$2,455,957

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$804,000	$869,602

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT, 3.5%, 1/31/2023	$371,000	$383,779
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,034,001
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	520,292
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	357,866
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	536,655

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – continued
SBA Tower Trust, 2.898%, 10/15/2044 (n)	$1,081,000	$1,087,693
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,740,450

		$5,660,736

Tobacco – 2.5%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$1,407,000	$1,421,144
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	1,819,000	1,918,646
Philip Morris International, Inc., 4.875%, 11/15/2043	892,000	996,989
Reynolds American, Inc., 8.125%, 6/23/2019	733,000	807,577
Reynolds American, Inc., 3.25%, 6/12/2020	165,000	169,559
Reynolds American, Inc., 4.45%, 6/12/2025	418,000	448,029
Reynolds American, Inc., 5.7%, 8/15/2035	483,000	566,418

		$6,328,362

Transportation – Services – 0.5%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)	$200,000	$200,308
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	272,000	282,416
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	553,760
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	199,916

		$1,236,400

U.S. Treasury Obligations – 2.6%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,999,000	$6,773,715

Utilities – Electric Power – 6.4%
Alabama Power Co., 4.15%, 8/15/2044	$479,000	$504,753
Berkshire Hathaway Energy, 4.5%, 2/01/2045	597,000	645,553

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
CMS Energy Corp., 6.25%, 2/01/2020	$1,010,000	$1,101,128
CMS Energy Corp., 5.05%, 3/15/2022	209,000	230,368
DTE Electric Co., 3.7%, 3/15/2045	223,000	221,504
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	1,020,141
EDP Finance B.V., 4.9%, 10/01/2019 (n)	347,000	364,083
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	786,032
Emera U.S. Finance LP, 2.7%, 6/15/2021	330,000	331,778
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	380,545
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,665,000	1,762,244
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,197,998
FirstEnergy Corp., 3.9%, 7/15/2027	1,936,000	1,966,083
PPL Capital Funding, Inc., 3.1%, 5/15/2026	1,290,000	1,268,700
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	662,275
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,143,160
Public Service Enterprise Group, 2%, 11/15/2021	1,555,000	1,522,396
Southern Co., 2.95%, 7/01/2023	440,000	442,243
Southern Co., 4.4%, 7/01/2046	829,000	858,745

		$16,409,729

Total Bonds		$243,745,388

INVESTMENT COMPANIES (h) – 4.6%
MONEY MARKET FUNDS – 4.6%
MFS Institutional Money Market Portfolio, 1.11% (v)	11,867,210	$11,867,210

OTHER ASSETS, LESS LIABILITIES – 1.0%		2,638,928

Net Assets – 100.0%		$258,251,526

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,867,210 and $243,745,388, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,935,788 representing 14.9% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.833%, (LIBOR - 1mo. + 1.6%) 12/28/2040	3/01/06	$190,029	$164,375
Steel Dynamics, Inc., 4.125%, 9/15/2025	9/06/17	29,000	29,235
Total Restricted Securities			$193,610
% of Net assets			0.1%

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$6,773,715	$—	$6,773,715
U.S. Corporate Bonds	—	205,430,545	—	205,430,545
Commercial Mortgage-Backed Securities	—	216,153	—	216,153
Asset-Backed Securities (including CDOs)	—	164,375	—	164,375
Foreign Bonds	—	31,160,600	—	31,160,600
Mutual Funds	11,867,210	—	—	11,867,210
Total	$11,867,210	$243,745,388	$—	$255,612,598

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		8,548,103	62,675,438	(59,356,331)	11,867,210

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$162	$(169)	$—	$35,981	$11,867,210

8

QUARTERLY REPORT
September 30, 2017
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 3.7%
Honeywell International, Inc.	21,128	$ 2,994,683
L3 Technologies, Inc.	4,099	772,374
Leidos Holdings, Inc.	10,082	597,056
Northrop Grumman Corp.	6,512	1,873,633
Textron, Inc.	10,917	588,208
United Technologies Corp.	7,865	912,969
		$ 7,738,923
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	4,343	$ 866,211
Molson Coors Brewing Co.	4,545	371,054
		$ 1,237,265
Apparel Manufacturers – 1.3%
Hanesbrands, Inc.	29,571	$ 728,629
NIKE, Inc., “B”	38,876	2,015,721
		$ 2,744,350
Automotive – 0.4%
Delphi Automotive PLC	9,619	$ 946,510
Biotechnology – 1.6%
Biogen, Inc. (a)	8,554	$ 2,678,428
Bruker BioSciences Corp.	5,753	171,152
Illumina, Inc. (a)	2,190	436,248
		$ 3,285,828
Brokerage & Asset Managers – 1.2%
Blackstone Group LP	47,889	$ 1,598,056
TMX Group Ltd.	16,513	933,013
		$ 2,531,069
Business Services – 2.9%
Amdocs Ltd.	7,259	$ 466,899
Cognizant Technology Solutions Corp., “A”	14,624	1,060,825
DXC Technology Co.	10,547	905,776
Fidelity National Information Services, Inc.	13,280	1,240,219
Global Payments, Inc.	10,185	967,881
Grand Canyon Education, Inc. (a)	5,886	534,567
Total System Services, Inc.	5,509	360,839
Zendesk, Inc. (a)	18,128	527,706
		$ 6,064,712
Cable TV – 1.1%
Altice USA, Inc. (a)	12,899	$ 352,272
Comcast Corp., “A”	49,103	1,889,483
		$ 2,241,755
Chemicals – 2.3%
Celanese Corp.	6,184	$ 644,806
CF Industries Holdings, Inc.	17,251	606,545
DowDuPont, Inc.	17,990	1,245,448
FMC Corp.	7,904	705,906
Ingevity Corp. (a)	8,318	519,625
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – continued
PPG Industries, Inc.	10,497	$ 1,140,604
		$ 4,862,934
Computer Software – 3.2%
Adobe Systems, Inc. (a)	15,569	$ 2,322,584
Cloudera, Inc. (a)(l)	815	13,545
Microsoft Corp.	26,153	1,948,137
Salesforce.com, Inc. (a)	27,758	2,593,152
		$ 6,877,418
Computer Software - Systems – 2.0%
Apple, Inc.	12,378	$ 1,907,697
NCR Corp. (a)	12,136	455,343
Presidio, Inc. (a)	20,257	286,637
Rapid7, Inc. (a)	30,071	529,250
SS&C Technologies Holdings, Inc.	24,896	999,574
		$ 4,178,501
Construction – 0.5%
Sherwin-Williams Co.	2,813	$ 1,007,167
Consumer Products – 1.8%
Coty, Inc., “A”	46,460	$ 767,984
Estee Lauder Cos., Inc., “A”	7,733	833,927
Newell Brands, Inc.	14,841	633,265
Procter & Gamble Co.	17,692	1,609,618
		$ 3,844,794
Consumer Services – 1.4%
Bright Horizons Family Solutions, Inc. (a)	8,619	$ 743,044
Priceline Group, Inc. (a)	970	1,775,895
ServiceMaster Global Holdings, Inc. (a)	10,456	488,609
		$ 3,007,548
Containers – 0.7%
Berry Global Group, Inc. (a)	11,955	$ 677,251
CCL Industries, Inc.	10,905	527,705
Sealed Air Corp.	8,741	373,415
		$ 1,578,371
Electrical Equipment – 2.1%
AMETEK, Inc.	21,139	$ 1,396,019
HD Supply Holdings, Inc. (a)	16,123	581,557
Johnson Controls International PLC	28,162	1,134,647
Sensata Technologies Holding B.V. (a)	20,395	980,388
WESCO International, Inc. (a)	5,983	348,510
		$ 4,441,121
Electronics – 6.5%
Analog Devices, Inc.	41,983	$ 3,617,675
Applied Materials, Inc.	23,400	1,218,906
Broadcom Corp.	10,889	2,641,018
Inphi Corp. (a)	20,703	821,702
Mellanox Technologies Ltd. (a)	12,835	605,170
NVIDIA Corp.	10,936	1,955,029

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	31,758	$ 2,846,787
		$ 13,706,287
Energy - Independent – 2.1%
Concho Resources, Inc. (a)	4,940	$ 650,697
Energen Corp. (a)	3,265	178,530
EOG Resources, Inc.	13,830	1,337,914
EQT Corp.	3,310	215,944
Hess Corp.	17,996	843,833
Parsley Energy, Inc., “A” (a)	9,547	251,468
Phillips 66	9,943	910,878
		$ 4,389,264
Energy - Integrated – 2.1%
Chevron Corp. (s)	37,480	$ 4,403,900
Engineering - Construction – 0.2%
KBR, Inc.	27,670	$ 494,740
Entertainment – 1.6%
Six Flags Entertainment Corp.	8,793	$ 535,846
Time Warner, Inc.	20,631	2,113,646
Twenty-First Century Fox, Inc.	29,701	783,512
		$ 3,433,004
Food & Beverages – 2.6%
Blue Buffalo Pet Products, Inc. (a)	12,818	$ 363,390
Cal-Maine Foods, Inc. (a)(l)	16,386	673,465
Mondelez International, Inc.	31,105	1,264,729
Monster Worldwide, Inc. (a)	16,311	901,183
PepsiCo, Inc.	19,543	2,177,676
TreeHouse Foods, Inc. (a)	2,487	168,445
		$ 5,548,888
Food & Drug Stores – 0.6%
CVS Health Corp.	16,225	$ 1,319,417
Furniture & Appliances – 0.3%
Whirlpool Corp.	3,042	$ 561,066
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	8,356	$ 921,333
General Merchandise – 1.7%
Costco Wholesale Corp.	11,025	$ 1,811,297
Dollar Tree, Inc. (a)	12,618	1,095,495
Five Below, Inc. (a)	11,508	631,559
		$ 3,538,351
Health Maintenance Organizations – 1.6%
Cigna Corp.	12,150	$ 2,271,321
UnitedHealth Group, Inc.	5,204	1,019,203
		$ 3,290,524
Insurance – 3.2%
American International Group, Inc.	13,049	$ 801,078
Aon PLC	28,728	4,197,161
Chubb Ltd.	11,985	1,708,462
		$ 6,706,701
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 6.0%
Alphabet, Inc., “A” (a)(s)	5,217	$ 5,079,897
Alphabet, Inc., “C” (a)	644	617,667
Facebook, Inc., “A” (a)	31,659	5,409,574
LogMeIn, Inc.	14,326	1,576,576
		$ 12,683,714
Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	7,554	$ 891,825
Machinery & Tools – 1.9%
Illinois Tool Works, Inc.	5,256	$ 777,678
IPG Photonics Corp. (a)	2,488	460,429
ITT, Inc.	12,173	538,899
Roper Technologies, Inc.	6,651	1,618,853
SPX FLOW, Inc. (a)	16,849	649,698
		$ 4,045,557
Major Banks – 3.2%
Bank of America Corp.	112,824	$ 2,858,960
Morgan Stanley	38,821	1,870,008
PNC Financial Services Group, Inc.	14,383	1,938,397
		$ 6,667,365
Medical & Health Technology & Services – 1.1%
Healthcare Services Group, Inc.	6,422	$ 346,595
Henry Schein, Inc. (a)	2,969	243,428
ICON PLC (a)	1,930	219,789
LifePoint Hospitals, Inc. (a)	6,217	359,964
McKesson Corp.	7,194	1,105,070
MEDNAX, Inc. (a)	2,879	124,143
		$ 2,398,989
Medical Equipment – 4.3%
Align Technology, Inc. (a)	1,275	$ 237,494
Danaher Corp.	8,459	725,613
DexCom, Inc. (a)	4,011	196,238
Edwards Lifesciences Corp. (a)	12,281	1,342,436
Medtronic PLC	28,115	2,186,504
NxStage Medical, Inc. (a)	13,093	361,367
Obalon Therapeutics, Inc. (a)	17,572	167,461
PerkinElmer, Inc.	9,695	668,664
Steris PLC	2,762	244,161
Stryker Corp.	10,319	1,465,504
Zimmer Biomet Holdings, Inc.	12,909	1,511,515
		$ 9,106,957
Metals & Mining – 0.3%
First Quantum Minerals Ltd.	16,908	$ 189,847
Lundin Mining Corp.	68,217	467,992
		$ 657,839
Natural Gas - Distribution – 0.3%
New Jersey Resources Corp.	11,495	$ 484,514
Sempra Energy	926	105,685
		$ 590,199
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc. (a)	18,616	$ 838,465
Enterprise Products Partners LP	7,093	184,914
		$ 1,023,379

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.8%
Cisco Systems, Inc.	18,946	$ 637,154
Motorola Solutions, Inc.	12,825	1,088,458
		$ 1,725,612
Oil Services – 0.9%
Keane Group, Inc. (a)	11,684	$ 194,889
Patterson-UTI Energy, Inc.	24,301	508,863
Schlumberger Ltd.	13,094	913,438
Solaris Oilfield Infrastructure, Inc., “A” (a)	6,158	107,334
U.S. Silica Holdings, Inc.	5,060	157,214
		$ 1,881,738
Other Banks & Diversified Financials – 8.4%
Bank of the Ozarks, Inc.	19,013	$ 913,575
Citigroup, Inc. (s)	82,285	5,985,411
Discover Financial Services	25,750	1,660,360
EuroDekania Ltd. (u)	151,350	17,441
First Republic Bank	5,458	570,143
Northern Trust Corp.	8,823	811,098
Signature Bank (a)	3,552	454,798
U.S. Bancorp	49,736	2,665,352
Visa, Inc., “A”	26,799	2,820,327
Wintrust Financial Corp.	13,199	1,033,614
Zions Bancorporation	16,248	766,580
		$ 17,698,699
Pharmaceuticals – 5.1%
Allergan PLC	2,694	$ 552,135
Bristol-Myers Squibb Co.	36,262	2,311,340
Eli Lilly & Co.	20,502	1,753,741
Pfizer, Inc.	107,231	3,828,147
Zoetis, Inc.	36,473	2,325,518
		$ 10,770,881
Pollution Control – 0.5%
Clean Harbors, Inc. (a)	7,539	$ 427,461
Waste Connections, Inc.	8,982	628,381
		$ 1,055,842
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	6,244	$ 1,049,179
Union Pacific Corp.	14,036	1,627,755
		$ 2,676,934
Real Estate – 3.5%
Gramercy Property Trust, REIT	37,645	$ 1,138,761
Life Storage, Inc., REIT	16,019	1,310,514
Medical Properties Trust, Inc., REIT	185,187	2,431,505
Store Capital Corp., REIT	58,237	1,448,354
Sun Communities, Inc., REIT	6,161	527,875
Washington Prime Group, Inc., REIT	70,341	585,941
		$ 7,442,950
Restaurants – 1.5%
Aramark	18,399	$ 747,183
Starbucks Corp.	34,920	1,875,553
U.S. Foods Holding Corp. (a)	20,864	557,069
		$ 3,179,805
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.3%
Univar, Inc. (a)	22,934	$ 663,481
Specialty Stores – 2.7%
Amazon.com, Inc. (a)	3,018	$ 2,901,354
Lululemon Athletica, Inc. (a)	8,193	510,014
Michaels Co., Inc. (a)	25,074	538,339
Tractor Supply Co.	13,583	859,668
Urban Outfitters, Inc. (a)	40,701	972,754
		$ 5,782,129
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT	23,066	$ 3,152,661
SBA Communications Corp., REIT (a)	9,700	1,397,285
		$ 4,549,946
Telephone Services – 0.6%
Verizon Communications, Inc.	24,645	$ 1,219,681
Tobacco – 1.1%
Philip Morris International, Inc.	20,218	$ 2,244,400
Trucking – 0.2%
Schneider National, Inc.	17,665	$ 446,924
Utilities - Electric Power – 2.6%
Alliant Energy Corp.	10,061	$ 418,236
American Electric Power Co., Inc.	9,510	667,982
Avangrid, Inc.	10,557	500,613
CMS Energy Corp.	13,335	617,677
Exelon Corp.	17,731	667,927
NextEra Energy, Inc.	7,404	1,085,056
PG&E Corp.	10,074	685,939
Xcel Energy, Inc.	20,350	962,962
		$ 5,606,392
Total Common Stocks		$209,912,979
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Number of Contracts
Purchased Options – 0.0%
Electrical Equipment – 0.0%
General Electric Co. - January 2018 @ $28 (Premiums Paid, $89,406)	Call	Goldman Sachs International	$1,772,394	733	$7,330
Issuer	Shares/Par
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.11% (v)	2,081,617	$ 2,081,617
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j)	98,469	$ 98,469

3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp, REIT	(6,970)	$ (696,861)
Other Assets, Less Liabilities – 0.0%		51,398
Net Assets – 100.0%		$211,454,932

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,081,617 and $210,018,778, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
At September 30, 2017, the fund had cash collateral of $12,227 and other liquid securities with an aggregate value of $1,345,885 to cover collateral or margin obligations for securities sold short.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$209,902,868	$—	$17,441	$209,920,309
Mutual Funds	2,180,086	—	—	2,180,086
Total	$212,082,954	$—	$17,441	$212,100,395
Securities Sold Short	$(696,861)	$—	$—	$(696,861)
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund's policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/16	$24,495
Change in unrealized appreciation (depreciation)	(7,054)
Balance as of 9/30/17	$17,441
The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2017 is $(7,054). At September 30, 2017, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,415,143	26,502,265	(25,835,791)	2,081,617
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$403	$(83)	$—	$8,847	$2,081,617
6

QUARTERLY REPORT
September 30, 2017
MFS®  Emerging Markets Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Airlines – 0.6%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	1,848	$ 352,635
Alcoholic Beverages – 2.8%
AmBev S.A., ADR	134,505	$ 886,388
China Resources Enterprise Ltd.	246,000	666,048
		$ 1,552,436
Apparel Manufacturers – 0.7%
Stella International Holdings	234,000	$ 409,191
Automotive – 1.2%
Kia Motors Corp.	9,814	$ 271,195
Mahindra & Mahindra Ltd.	19,517	374,758
		$ 645,953
Business Services – 1.8%
Cognizant Technology Solutions Corp., “A”	13,986	$ 1,014,544
Novus Holdings Ltd.	1,428	689
		$ 1,015,233
Cable TV – 1.6%
Naspers Ltd.	4,083	$ 880,610
Computer Software - Systems – 2.5%
EPAM Systems, Inc. (a)	6,391	$ 561,961
Globant S.A. (a)(l)	11,775	471,824
Linx S.A.	54,800	338,439
		$ 1,372,224
Construction – 2.1%
PT Indocement Tunggal Prakarsa Tbk	199,100	$ 279,381
Techtronic Industries Co. Ltd.	161,000	859,453
		$ 1,138,834
Consumer Products – 0.8%
Dabur India Ltd.	97,728	$ 456,323
Consumer Services – 7.3%
51job, Inc., ADR (a)	13,114	$ 794,840
China Maple Leaf Educational Systems	372,000	415,736
Ctrip.com International Ltd., ADR (a)	19,364	1,021,257
Kroton Educacional S.A.	128,700	814,750
MakeMyTrip Ltd. (a)	15,574	447,752
SEEK Ltd.	42,060	547,995
		$ 4,042,330
Electrical Equipment – 1.0%
LS Industrial Systems Co. Ltd.	11,777	$ 556,280
Electronics – 10.9%
Samsung Electronics Co. Ltd.	1,359	$ 3,042,281
Silicon Motion Technology Corp., ADR	12,100	581,163
Taiwan Semiconductor Manufacturing Co. Ltd.	335,258	2,393,594
		$ 6,017,038
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.1%
Gran Tierra Energy, Inc. (a)	134,449	$ 304,942
Ultrapar Participacoes S.A.	12,503	297,302
		$ 602,244
Energy - Integrated – 2.5%
LUKOIL PJSC, ADR	21,637	$ 1,145,246
YPF S.A., ADR	10,959	244,167
		$ 1,389,413
Food & Beverages – 4.2%
AVI Ltd.	90,939	$ 657,589
BRF S.A. (a)	35,054	505,475
Orion Corp. (a)	6,512	551,503
Tingyi (Cayman Islands) Holding Corp.	398,000	599,170
		$ 2,313,737
Food & Drug Stores – 2.6%
Clicks Group Ltd.	46,997	$ 548,569
Dairy Farm International Holdings Ltd.	55,600	427,564
Eurocash S.A.	44,356	469,451
		$ 1,445,584
Forest & Paper Products – 1.8%
Fibria Celulose S.A.	74,036	$ 1,001,671
Furniture & Appliances – 1.3%
Coway Co. Ltd.	8,672	$ 711,720
General Merchandise – 0.4%
S.A.C.I. Falabella	22,838	$ 222,721
Insurance – 2.0%
AIA Group Ltd.	114,200	$ 842,071
Samsung Fire & Marine Insurance Co. Ltd.	1,065	260,357
		$ 1,102,428
Internet – 11.5%
Alibaba Group Holding Ltd., ADR (a)	16,772	$ 2,896,692
Baidu, Inc., ADR (a)	6,705	1,660,761
NAVER Corp.	604	392,876
Tencent Holdings Ltd.	32,000	1,377,234
		$ 6,327,563
Major Banks – 3.3%
China Construction Bank	1,351,670	$ 1,121,258
Industrial & Commercial Bank of China, “H”	938,000	696,452
		$ 1,817,710
Metals & Mining – 1.1%
Iluka Resources Ltd.	78,537	$ 585,242
Network & Telecom – 1.5%
VTech Holdings Ltd.	57,000	$ 830,381

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.6%
Lamprell PLC (a)	276,499	$ 331,605
Other Banks & Diversified Financials – 16.9%
Banco Bradesco S.A., ADR	106,859	$ 1,182,929
Barclays Africa Group Ltd.	26,041	267,358
Credicorp Ltd.	1,950	399,789
E.Sun Financial Holding Co. Ltd.	968,045	577,814
Grupo Financiero Banorte S.A. de C.V.	45,719	315,288
Grupo Financiero Inbursa S.A. de C.V.	408,443	747,130
Housing Development Finance Corp. Ltd.	58,711	1,565,881
Kasikornbank Co. Ltd.	89,200	572,378
Komercni Banka A.S.	5,056	220,798
Kotak Mahindra Bank Ltd.	57,122	876,462
PT Bank Central Asia Tbk	221,200	333,385
Public Bank Berhad	100,100	484,558
Sberbank of Russia	155,454	519,431
Shriram Transport Finance Co. Ltd.	44,655	720,824
Turkiye Sinai Kalkinma Bankasi A.S.	675,385	263,485
Union National Bank	210,432	244,089
		$ 9,291,599
Pharmaceuticals – 0.8%
Genomma Lab Internacional S.A., “B” (a)	359,046	$ 460,983
Real Estate – 1.9%
Aldar Properties PJSC	390,299	$ 247,617
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	255,782	197,490
Hang Lung Properties Ltd.	241,000	571,988
		$ 1,017,095
Restaurants – 3.8%
Alsea S.A.B. de C.V.	76,017	$ 279,564
Jollibee Foods Corp.	68,990	331,101
Yum China Holdings, Inc. (a)	36,792	1,470,576
		$ 2,081,241
Specialty Chemicals – 1.4%
Astra Argo Lestari	316,500	$ 349,539
PTT Global Chemical PLC	181,300	418,593
		$ 768,132
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.9%
Dufry AG (a)	6,632	$ 1,053,340
JD.com, Inc., ADR (a)	14,841	566,926
		$ 1,620,266
Telecommunications - Wireless – 0.9%
Mobile TeleSystems PJSC, ADR	47,598	$ 496,923
Telephone Services – 0.7%
PT XL Axiata Tbk (a)	1,276,400	$ 354,424
Tobacco – 0.5%
PT Hanjaya Mandala Sampoerna Tbk	937,550	$ 268,687
Trucking – 0.8%
Emergent Capital, Inc.	29,973	$ 423,358
Utilities - Electric Power – 0.8%
CESC Ltd.	28,898	$ 436,567
Total Common Stocks		$54,340,381
Preferred Stocks – 0.4%
Forest & Paper Products – 0.4%
Suzano Papel e Celulose S.A.	43,000	$ 248,593
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.11% (v)	581,983	$ 581,983
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j)	197,883	$ 197,883
Other Assets, Less Liabilities – (0.5)%		(260,312)
Net Assets – 100.0%		$55,108,528

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $581,983 and $54,786,857, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$13,286,950	$—	$—	$13,286,950
South Korea	5,786,211	—	—	5,786,211
Brazil	5,275,548	—	—	5,275,548
India	4,878,569	—	—	4,878,569
Hong Kong	3,940,647	—	—	3,940,647
Taiwan	3,552,571	—	—	3,552,571
South Africa	2,778,173	—	—	2,778,173
Mexico	2,353,090	—	—	2,353,090
Russia	1,642,170	519,431	—	2,161,601
Other Countries	10,157,020	418,594	—	10,575,614
Mutual Funds	779,866	—	—	779,866
Total	$54,430,815	$938,025	$—	$55,368,840
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
Of the level 1 investments presented above, equity investments amounting to $20,254,541 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	335,595	11,010,796	(10,764,408)	581,983
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(39)	$(34)	$—	$5,363	$581,983
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:
China	24.1%
South Korea	10.5%
Brazil	9.6%
India	8.9%
Hong Kong	7.2%
Taiwan	6.4%
South Africa	5.0%
United States	4.3%
Mexico	4.3%
Other Countries	19.7%
4

QUARTERLY REPORT
September 30, 2017
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 91.3%
Foreign Bonds – 50.7%
Australia – 0.1%
Commonwealth of Australia, 3%, 3/21/2047	AUD	250,000	$ 174,382
Belgium – 0.3%
Kingdom of Belgium, 4.25%, 3/28/2041	EUR	85,000	$ 154,562
Kingdom of Belgium, 1.6%, 6/22/2047		125,000	141,819
Kingdom of Belgium, 2.15%, 6/22/2066		100,000	122,573
			$ 418,954
Canada – 2.3%
Government of Canada, 0.75%, 9/01/2020	CAD	1,000,000	$ 782,144
Government of Canada, 0.5%, 3/01/2022		2,750,000	2,089,251
Government of Canada, 1.5%, 6/01/2026		350,000	267,610
Government of Canada, 4%, 6/01/2041		500,000	507,417
Government of Canada, 2.75%, 12/01/2048		50,000	42,276
			$ 3,688,698
France – 2.7%
Republic of France, 2.5%, 10/25/2020	EUR	2,035,000	$ 2,623,537
Republic of France, 1.75%, 5/25/2023		475,000	617,150
Republic of France, 4.5%, 4/25/2041		394,000	733,661
Republic of France, 4%, 4/25/2055		110,000	203,182
Republic of France, 1.75%, 5/25/2066		150,000	164,152
			$ 4,341,682
Germany – 0.2%
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	135,000	$ 206,259
Federal Republic of Germany, 2.5%, 8/15/2046		65,000	100,039
			$ 306,298
Indonesia – 1.0%
Republic of Indonesia, 7%, 5/15/2022	IDR	21,000,000,000	$ 1,613,706
Italy – 8.7%
Republic of Italy, 3.75%, 3/01/2021	EUR	2,569,000	$ 3,393,723
Republic of Italy, 5.5%, 9/01/2022		1,195,000	1,729,088
Republic of Italy, 2.5%, 12/01/2024		3,000,000	3,762,521
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Italy – continued
Republic of Italy, 1.6%, 6/01/2026	EUR	1,000,000	$ 1,153,894
Republic of Italy, 4.75%, 9/01/2028		1,421,000	2,077,585
Republic of Italy, 1.65%, 3/01/2032		600,000	635,222
Republic of Italy, 5%, 9/01/2040		843,000	1,291,141
			$ 14,043,174
Japan – 13.5%
Government of Japan, 2.2%, 9/20/2027	JPY	303,900,000	$ 3,270,750
Government of Japan, 1.7%, 9/20/2032		720,000,000	7,696,274
Government of Japan, 1.5%, 3/20/2034		466,000,000	4,867,645
Government of Japan, 2.4%, 3/20/2037		215,600,000	2,562,713
Government of Japan, 1.8%, 3/20/2043		233,000,000	2,565,826
Government of Japan, 2%, 3/20/2052		78,900,000	914,483
			$ 21,877,691
Mexico – 1.0%
United Mexican States, 6.5%, 6/09/2022	MXN	30,000,000	$ 1,633,212
Netherlands – 0.3%
Kingdom of the Netherlands, 3.5%, 7/15/2020	EUR	361,000	$ 475,666
Kingdom of the Netherlands, 2.75%, 1/15/2047		50,000	79,914
			$ 555,580
New Zealand – 0.5%
Government of New Zealand, 4.5%, 4/15/2027	NZD	1,000,000	$ 812,500
Peru – 0.5%
Bonos de Tesoreria, 6.15%, 8/12/2032	PEN	2,500,000	$ 806,381
Portugal – 6.5%
Republic of Portugal, 4.8%, 6/15/2020	EUR	1,500,000	$ 1,994,209
Republic of Portugal, 4.95%, 10/25/2023		3,800,000	5,422,543
Republic of Portugal, 2.875%, 10/15/2025		1,600,000	2,013,353
Republic of Portugal, 4.125%, 4/14/2027		800,000	1,082,500
			$ 10,512,605

1

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Spain – 6.8%
Kingdom of Spain, 4.6%, 7/30/2019	EUR	1,000,000	$ 1,287,917
Kingdom of Spain, 5.4%, 1/31/2023		2,192,000	3,260,946
Kingdom of Spain, 2.75%, 10/31/2024		3,800,000	5,052,400
Kingdom of Spain, 5.15%, 10/31/2028		720,000	1,142,850
Kingdom of Spain, 4.7%, 7/30/2041		180,000	290,651
			$ 11,034,764
United Kingdom – 6.3%
HSBC Bank PLC, FLR, 1.955%, (U.S. LIBOR-3mo. + 0.64%) 5/15/2018 (n)		$403,000	$ 404,330
United Kingdom Treasury, 4.75%, 3/07/2020	GBP	1,256,000	1,857,914
United Kingdom Treasury, 1.75%, 9/07/2022		366,000	513,446
United Kingdom Treasury, 4.25%, 12/07/2027		1,098,000	1,874,358
United Kingdom Treasury, 4.25%, 6/07/2032		71,000	127,012
United Kingdom Treasury, 4.25%, 12/07/2040		627,000	1,205,910
United Kingdom Treasury, 3.25%, 1/22/2044		1,080,000	1,833,211
United Kingdom Treasury, 3.75%, 7/22/2052		538,000	1,074,660
United Kingdom Treasury, 4%, 1/22/2060		405,000	904,593
United Kingdom Treasury, 3.5%, 7/22/2068		150,000	320,705
			$ 10,116,139
Uruguay – 0.0%
Oriental Republic of Uruguay, 8.5%, 3/15/2028 (n)	UYU	620,000	$ 22,067
Total Foreign Bonds			$ 81,957,833
U.S. Bonds – 40.6%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, 1.018%, 1/17/2032 (i)(z)		$99,241	$ 30
Mortgage-Backed – 0.6%
Fannie Mae, 5.1%, 3/01/2019		$57,012	$ 58,651
Fannie Mae, 5.18%, 3/01/2019		57,123	58,751
Freddie Mac, 3.882%, 11/25/2017		38,732	38,732
Freddie Mac, 5.085%, 3/25/2019		43,000	44,611
Freddie Mac, 3.32%, 2/25/2023		5,000	5,240
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.243%, 4/25/2027	$400,000	$ 413,012
Freddie Mac, 3.117%, 6/25/2027	322,320	329,131
		$ 948,128
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.57%, 6/01/2025	$6,424	$ 6,684
Small Business Administration, 5.09%, 10/01/2025	6,630	6,990
Small Business Administration, 5.21%, 1/01/2026	79,478	84,652
Small Business Administration, 2.22%, 3/01/2033	654,492	647,964
		$ 746,290
U.S. Treasury Obligations – 39.5%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$375,000	$ 482,358
U.S. Treasury Bonds, 4.5%, 8/15/2039	5,931,400	7,668,883
U.S. Treasury Bonds, 3.625%, 2/15/2044	5,374,000	6,174,852
U.S. Treasury Bonds, 3%, 5/15/2047	550,000	565,942
U.S. Treasury Notes, 1.125%, 6/15/2018	7,000,000	6,992,344
U.S. Treasury Notes, 0.875%, 5/15/2019	4,500,000	4,459,219
U.S. Treasury Notes, 3.5%, 5/15/2020	11,022,000	11,569,656
U.S. Treasury Notes, 1.375%, 5/31/2021	6,800,000	6,708,094
U.S. Treasury Notes, 1.75%, 5/15/2022	7,474,000	7,434,294
U.S. Treasury Notes, 1.375%, 8/31/2023	7,200,000	6,928,031
U.S. Treasury Notes, 2.75%, 2/15/2024	174,000	180,715
U.S. Treasury Notes, 2.25%, 11/15/2025	4,785,000	4,784,813
		$ 63,949,201
Total U.S. Bonds		$ 65,643,649
Total Bonds		$147,601,482
Investment Companies (h) – 6.4%
Money Market Funds – 6.4%
MFS Institutional Money Market Portfolio, 1.11% (v)	10,405,424	$ 10,405,424
Other Assets, Less Liabilities – 2.3%		3,702,055
Net Assets – 100.0%		$161,708,961

2

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,405,424 and $147,601,482, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $426,397, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, 1.018%, 1/17/32	4/09/12	$30	$30
% of Net Assets			0.0%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
UYU	Uruguayan Peso
Derivative Contracts at 9/30/17
Forward Foreign Currency Exchange Contracts at 9/30/17
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,614,541	AUD	2,058,000	Citibank N.A.	10/13/2017	$409
USD	1,706,368	AUD	2,136,000	Citibank N.A.	10/13/2017	31,059
USD	807,947	CAD	1,000,000	Brown Brothers Harriman	10/13/2017	6,437
USD	809,719	CAD	1,000,000	Goldman Sachs International	10/13/2017	8,209
USD	1,655,878	CAD	2,007,000	Goldman Sachs International	10/13/2017	47,247
USD	331,387	EUR	280,000	Citibank N.A.	10/13/2017	276
USD	244,969	EUR	206,000	Deutsche Bank AG	10/13/2017	1,366
USD	474,612	EUR	396,866	Goldman Sachs International	10/13/2017	5,302
USD	402,718	EUR	339,000	Goldman Sachs International	10/13/2017	1,838
USD	1,528,113	EUR	1,272,295	Goldman Sachs International	10/13/2017	23,577
USD	1,618,328	EUR	1,365,000	Morgan Stanley Capital Services, Inc.	10/13/2017	4,164
USD	897,380	JPY	99,088,000	Citibank N.A.	10/13/2017	16,384
USD	869,079	JPY	95,643,000	Deutsche Bank AG	10/13/2017	18,713
USD	496,431	JPY	54,836,000	Deutsche Bank AG	10/13/2017	8,882
3

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/17
Forward Foreign Currency Exchange Contracts at 9/30/17 − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	281,892	JPY	30,686,000	Deutsche Bank AG	10/13/2017	$9,061
USD	1,639,807	JPY	179,666,000	Goldman Sachs International	10/13/2017	42,389
USD	82,620	MXN	1,472,000	Citibank N.A.	10/13/2017	1,922
USD	809,737	MXN	14,454,000	Goldman Sachs International	10/13/2017	17,342
USD	1,642,706	MXN	29,785,000	JPMorgan Chase Bank N.A.	10/13/2017	9,836
USD	813,419	MXN	14,500,000	Morgan Stanley Capital Services, Inc.	10/13/2017	18,501
USD	21,396	NOK	169,816	JPMorgan Chase Bank N.A.	10/13/2017	70
USD	2,497,209	NZD	3,409,368	JPMorgan Chase Bank N.A.	10/13/2017	35,112
USD	2,478,982	SEK	19,709,000	Brown Brothers Harriman	10/13/2017	57,849
USD	98,989	SEK	800,000	Deutsche Bank AG	10/13/2017	714
USD	65,261	SEK	521,000	State Street Bank Corp.	10/13/2017	1,260
CAD	1,043,000	USD	832,265	Citibank N.A.	10/13/2017	3,710
CAD	1,049,000	USD	833,269	Goldman Sachs International	10/13/2017	7,515
CNH	6,609,000	USD	923,945	JPMorgan Chase Bank N.A.	1/05/2018	65,265
CNH	5,550,000	USD	776,518	JPMorgan Chase Bank N.A.	1/05/2018	54,185
DKK	4,974,889	USD	788,409	Goldman Sachs International	10/13/2017	2,183
GBP	623,000	USD	827,952	Citibank N.A.	10/13/2017	7,147
GBP	1,233,000	USD	1,647,484	Citibank N.A.	10/13/2017	5,289
GBP	1,782,228	USD	2,368,900	Deutsche Bank AG	10/13/2017	20,084
JPY	226,406,113	USD	2,011,055	Morgan Stanley Capital Services, Inc.	10/13/2017	1,932
						$ 535,229
Liability Derivatives
USD	513,774	CAD	641,374	Citibank N.A.	10/13/2017	$(294)
USD	1,659,669	CAD	2,103,000	Goldman Sachs International	10/13/2017	(25,907)
USD	589,530	CAD	747,265	Merrill Lynch International	10/13/2017	(9,410)
USD	1,894,071	CAD	2,399,728	Morgan Stanley Capital Services, Inc.	10/13/2017	(29,336)
USD	1,705,449	CNH	12,159,000	JPMorgan Chase Bank N.A.	1/05/2018	(114,465)
USD	2,492,570	EUR	2,115,000	Deutsche Bank AG	10/13/2017	(8,497)
USD	214,872	EUR	183,000	Deutsche Bank AG	10/13/2017	(1,532)
USD	1,296,630	EUR	1,099,000	Deutsche Bank AG	10/13/2017	(2,979)
USD	1,652,092	EUR	1,406,000	Goldman Sachs International	10/13/2017	(10,556)
USD	779,771	EUR	676,811	Morgan Stanley Capital Services, Inc.	10/19/2017	(20,837)
USD	82,210	EUR	70,000	Royal Bank of Scotland Group PLC	10/13/2017	(568)
USD	1,822,289	GBP	1,414,000	Citibank N.A.	10/13/2017	(73,105)
USD	419,711	GBP	321,741	Citibank N.A.	10/13/2017	(11,565)
USD	1,615,980	GBP	1,206,000	Citibank N.A.	10/13/2017	(600)
USD	1,394,206	GBP	1,067,891	Deutsche Bank AG	10/13/2017	(37,246)
USD	81,972	GBP	64,000	Goldman Sachs International	10/13/2017	(3,817)
USD	114,143	GBP	88,000	State Street Bank Corp.	10/13/2017	(3,816)
AUD	2,054,000	USD	1,647,415	Citibank N.A.	10/13/2017	(36,421)
AUD	2,495,707	USD	1,974,628	Goldman Sachs International	10/13/2017	(17,194)
AUD	818,230	USD	645,796	Morgan Stanley Capital Services, Inc.	10/13/2017	(4,041)
CAD	1,911,612	USD	1,563,652	Deutsche Bank AG	10/13/2017	(31,476)
CAD	100,000	USD	82,254	Deutsche Bank AG	10/13/2017	(2,103)
DKK	308,000	USD	49,925	Brown Brothers Harriman	10/13/2017	(978)
EUR	9,461,193	USD	11,188,239	Goldman Sachs International	10/13/2017	(22)
EUR	361,364	USD	428,781	Goldman Sachs International	10/13/2017	(1,454)
EUR	1,378,000	USD	1,656,680	Goldman Sachs International	10/13/2017	(27,143)
EUR	1,376,000	USD	1,658,319	Goldman Sachs International	10/13/2017	(31,147)
EUR	980,846	USD	1,170,567	Goldman Sachs International	10/13/2017	(10,679)
GBP	604,442	USD	821,075	Goldman Sachs International	10/13/2017	(10,852)
INR	49,325,000	USD	767,107	Barclays Bank PLC	11/01/2017	(14,578)
4

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/17
Forward Foreign Currency Exchange Contracts at 9/30/17 − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	107,660,000	USD	1,673,688	Barclays Bank PLC	11/01/2017	$(31,167)
JPY	91,641,000	USD	837,917	Brown Brothers Harriman	10/13/2017	(23,132)
JPY	89,715,000	USD	823,751	Goldman Sachs International	10/13/2017	(26,091)
JPY	1,077,144,862	USD	9,757,348	Goldman Sachs International	10/13/2017	(180,406)
JPY	91,190,000	USD	832,108	Goldman Sachs International	10/13/2017	(21,333)
MXN	30,097,110	USD	1,685,299	Goldman Sachs International	10/13/2017	(35,319)
NOK	12,819,000	USD	1,659,129	Goldman Sachs International	10/13/2017	(49,246)
NZD	2,260,000	USD	1,649,850	Deutsche Bank AG	10/13/2017	(17,776)
PLN	24,636	USD	6,839	JPMorgan Chase Bank N.A.	10/13/2017	(88)
SEK	25,815,193	USD	3,189,632	Goldman Sachs International	10/13/2017	(18,389)
						$(945,565)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total financial instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$64,695,491	$—	$64,695,491
Non-U.S. Sovereign Debt	—	81,553,503	—	81,553,503
Residential Mortgage-Backed Securities	—	948,128	—	948,128
Commercial Mortgage-Backed Securities	—	30	—	30
Foreign Bonds	—	404,330	—	404,330
Mutual Funds	10,405,424	—	—	10,405,424
Total	$10,405,424	$147,601,482	$—	$158,006,906
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$535,229	$—	$535,229
Forward Foreign Currency Exchange Contracts - Liabilities	—	(945,565)	—	(945,565)
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,682,019	56,517,933	(55,794,528)	10,405,424
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$78	$97	$—	$47,862	$10,405,424
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:
United States	48.8%
Japan	13.5%
Italy	8.7%
Spain	7.0%
Portugal	6.7%
United Kingdom	6.3%
France	2.7%
Canada	2.3%
Mexico	1.0%
Other Countries	3.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
7

QUARTERLY REPORT

September 30, 2017

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.1%
Aerospace – 1.5%
Rolls-Royce Holdings PLC	37,946	$451,013
United Technologies Corp.	3,434	398,619

		$849,632

Airlines – 0.9%
Aena S.A.	2,723	$491,598

Alcoholic Beverages – 4.3%
AmBev S.A., ADR	111,767	$736,545
Carlsberg A.S., “B”	1,869	204,525
Diageo PLC	16,649	547,256
Pernod Ricard S.A.	6,277	868,369

		$2,356,695

Apparel Manufacturers – 5.6%
Burberry Group PLC	17,952	$423,380
Compagnie Financiere Richemont S.A.	2,762	252,426
LVMH Moet Hennessy Louis Vuitton SE	3,287	906,931
NIKE, Inc., “B”	19,761	1,024,608
VF Corp.	7,899	502,139

		$3,109,484

Broadcasting – 0.3%
Walt Disney Co.	1,987	$195,859

Brokerage & Asset Managers – 1.7%
Blackstone Group LP	21,201	$707,477
Charles Schwab Corp.	5,716	250,018

		$957,495

Business Services – 12.6%
Accenture PLC, “A”	9,324	$1,259,393
Brenntag AG	3,111	173,237
Cognizant Technology Solutions Corp., “A”	13,300	964,782
Compass Group PLC	36,873	782,157
Equifax, Inc.	2,817	298,574
Experian Group Ltd.	30,445	611,536
Fidelity National Information Services, Inc.	8,581	801,380
Fiserv, Inc. (a)	5,323	686,454
Intertek Group PLC	10,410	694,959
Verisk Analytics, Inc., “A” (a)	8,235	685,070

		$6,957,542

Cable TV – 1.2%
Comcast Corp., “A”	17,831	$686,137

Chemicals – 1.4%
Monsanto Co.	2,088	$250,184
PPG Industries, Inc.	4,723	513,201

		$763,385

Computer Software – 2.2%
Dassault Systems S.A.	2,705	$273,635
Microsoft Corp.	12,371	921,516

		$1,195,151

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 1.2%
Apple, Inc.	4,389	$676,433

Construction – 1.0%
Sherwin-Williams Co.	1,575	$563,913

Consumer Products – 8.2%
Colgate-Palmolive Co.	10,787	$785,833
Coty, Inc., “A”	36,334	600,601
Estee Lauder Cos., Inc., “A”	8,659	933,787
KOSE Corp.	5,600	641,493
L’Oréal	3,152	670,190
Reckitt Benckiser Group PLC	9,993	912,303

		$4,544,207

Electrical Equipment – 2.4%
Amphenol Corp., “A”	7,287	$616,772
Fortive Corp.	2,848	201,610
Mettler-Toledo International, Inc. (a)	782	489,657

		$1,308,039

Electronics – 4.3%
Samsung Electronics Co. Ltd.	192	$429,814
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,896	1,085,045
Texas Instruments, Inc.	9,577	858,482

		$2,373,341

Entertainment – 0.9%
Twenty-First Century Fox, Inc.	19,430	$512,563

Food & Beverages – 3.9%
Chr. Hansen Holding A.S.	2,293	$196,660
Danone S.A.	6,147	482,187
Nestle S.A.	13,939	1,167,401
PepsiCo, Inc.	3,097	345,099

		$2,191,347

Food & Drug Stores – 2.1%
CVS Health Corp.	5,466	$444,495
Sundrug Co. Ltd.	17,200	712,304

		$1,156,799

Gaming & Lodging – 1.3%
Paddy Power Betfair PLC	7,147	$709,654

General Merchandise – 1.6%
Dollarama, Inc.	3,502	$383,192
Lojas Renner S.A.	43,069	490,368

		$873,560

Insurance – 1.6%
Aon PLC	6,236	$911,080

Internet – 6.8%
Alibaba Group Holding Ltd., ADR (a)	4,045	$698,612
Alphabet, Inc., “A” (a)	2,005	1,952,309

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – continued
Baidu, Inc., ADR (a)	2,827	$700,220
NAVER Corp.	646	420,195

		$3,771,336

Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	5,540	$654,052

Machinery & Tools – 1.2%
Colfax Corp. (a)	7,643	$318,255
Schindler Holding AG	1,474	325,594

		$643,849

Medical & Health Technology & Services – 0.2%
Express Scripts Holding Co. (a)	2,009	$127,210

Medical Equipment – 6.1%
Abbott Laboratories	12,428	$663,158
Cooper Cos., Inc.	1,192	282,635
Danaher Corp.	4,608	395,274
Sonova Holding AG	2,521	427,738
Thermo Fisher Scientific, Inc.	5,713	1,080,900
Waters Corp. (a)	1,880	337,498
Zimmer Biomet Holdings, Inc.	1,643	192,379

		$3,379,582

Oil Services – 0.8%
Schlumberger Ltd.	6,488	$452,603

Other Banks & Diversified Financials – 5.8%
Credicorp Ltd.	2,332	$478,107
HDFC Bank Ltd.	28,985	802,190
Julius Baer Group Ltd.	9,921	587,054
Mastercard, Inc., “A”	3,717	524,840
Visa, Inc., “A”	7,954	837,079

		$3,229,270

Pharmaceuticals – 4.3%
Bayer AG	4,842	$659,834
Eli Lilly & Co.	3,612	308,970

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – continued
Roche Holding AG	3,393	$866,164
Zoetis, Inc.	8,696	554,457

		$2,389,425

Printing & Publishing – 1.5%
Moody’s Corp.	5,889	$819,808

Railroad & Shipping – 1.8%
Adani Ports and Special Economic Zone Ltd.	54,889	$316,587
Union Pacific Corp.	5,927	687,354

		$1,003,941

Restaurants – 3.0%
Starbucks Corp.	17,076	$917,152
Whitbread PLC	14,569	735,216

		$1,652,368

Specialty Chemicals – 4.6%
Croda International PLC	12,273	$623,790
Ecolab, Inc.	6,694	860,915
Sika AG	98	729,168
Symrise AG	4,388	333,316

		$2,547,189

Specialty Stores – 1.6%
AutoZone, Inc. (a)	490	$291,604
TJX Cos., Inc.	7,937	585,195

		$876,799

Total Common Stocks		$54,931,346

INVESTMENT COMPANIES (h) – 0.4%
MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 1.11% (v)	199,132	$199,132

OTHER ASSETS, LESS LIABILITIES – 0.5%		274,190

Net Assets – 100.0%		$55,404,668

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $199,132 and $54,931,346, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$54,931,346	$—	$—	$54,931,346
Mutual Funds	199,132	—	—	199,132
Total	$55,130,478	$—	$—	$55,130,478

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $9,390,094 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		284,384	7,781,287	(7,866,539)	199,132

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(46)	$13	$—	$2,972	$199,132

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:

United States	56.8%
United Kingdom	10.4%
Switzerland	7.8%
France	5.8%
China	2.5%
Japan	2.4%
Brazil	2.2%
Germany	2.1%
India	2.0%
Other Countries	8.0%

4

QUARTERLY REPORT

September 30, 2017

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Aerospace – 2.9%
Honeywell International, Inc.	9,894	$1,402,376
Northrop Grumman Corp.	3,537	1,017,666
United Technologies Corp.	5,800	673,264

		$3,093,306

Alcoholic Beverages – 1.6%
AmBev S.A., ADR	74,213	$489,064
China Resources Enterprise Ltd.	92,000	249,091
Constellation Brands, Inc., “A”	2,656	529,739
Thai Beverage PLC	583,100	386,885

		$1,654,779

Apparel Manufacturers – 1.8%
LVMH Moet Hennessy Louis Vuitton SE	3,081	$850,092
NIKE, Inc., “B”	19,075	989,039

		$1,839,131

Automotive – 0.6%
USS Co. Ltd.	29,100	$587,043

Biotechnology – 0.9%
Biogen, Inc. (a)	2,952	$924,330

Broadcasting – 0.4%
WPP PLC	22,429	$416,260

Brokerage & Asset Managers – 1.5%
Blackstone Group LP	25,133	$838,688
NASDAQ, Inc.	10,141	786,637

		$1,625,325

Business Services – 5.1%
Accenture PLC, “A”	5,630	$760,444
Cognizant Technology Solutions Corp., “A”	11,451	830,656
DXC Technology Co.	11,208	962,543
Equifax, Inc.	3,868	409,969
Fidelity National Information Services, Inc.	9,814	916,529
Fiserv, Inc. (a)	4,785	617,074
Global Payments, Inc.	9,088	863,633

		$5,360,848

Cable TV – 0.9%
Comcast Corp., “A”	24,518	$943,453

Chemicals – 3.3%
Celanese Corp.	4,723	$492,467
CF Industries Holdings, Inc.	14,067	494,596
DowDuPont, Inc.	14,917	1,032,704
Monsanto Co.	3,605	431,951
PPG Industries, Inc.	9,234	1,003,366

		$3,455,084

Computer Software – 2.0%
Adobe Systems, Inc. (a)	6,537	$975,190
Salesforce.com, Inc. (a)	11,477	1,072,181

		$2,047,371

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 1.1%
Constellation Software, Inc.	1,107	$603,950
SS&C Technologies Holdings, Inc.	14,223	571,053

		$1,175,003

Construction – 1.3%
Sherwin-Williams Co.	2,445	$875,408
Techtronic Industries Co. Ltd.	86,000	459,086

		$1,334,494

Consumer Products – 1.5%
Coty, Inc., “A”	22,995	$380,107
L’Oréal	3,076	654,031
Newell Brands, Inc.	11,496	490,534

		$1,524,672

Consumer Services – 0.9%
Ctrip.com International Ltd., ADR (a)	5,885	$310,375
Priceline Group, Inc. (a)	365	668,249

		$978,624

Containers – 0.5%
Berry Global Group, Inc. (a)	9,178	$519,934

Electrical Equipment – 2.1%
Johnson Controls International PLC	24,383	$982,391
Schneider Electric S.A.	13,937	1,212,844

		$2,195,235

Electronics – 2.7%
Analog Devices, Inc.	9,646	$831,196
Broadcom Corp.	2,827	685,661
Samsung Electronics Co. Ltd., GDR	418	473,176
Taiwan Semiconductor Manufacturing Co. Ltd.	75,000	535,467
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,190	345,085

		$2,870,585

Energy – Independent – 2.2%
EOG Resources, Inc.	10,800	$1,044,792
EQT Corp.	9,624	627,870
Oil Search Ltd.	112,011	615,030

		$2,287,692

Energy – Integrated – 1.9%
BP PLC	166,302	$1,063,637
Suncor Energy, Inc.	25,695	900,535

		$1,964,172

Food & Beverages – 3.4%
Danone S.A.	8,966	$703,318
Mondelez International, Inc.	14,682	596,970
Nestle S.A.	13,395	1,121,841
PepsiCo, Inc.	7,541	840,294
TreeHouse Foods, Inc. (a)	4,934	334,180

		$3,596,603

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Drug Stores – 0.9%
Clicks Group Ltd.	29,463	$343,905
Sundrug Co. Ltd.	14,200	588,065

		$931,970

Gaming & Lodging – 0.4%
Paddy Power Betfair PLC	4,565	$453,277

General Merchandise – 1.5%
Costco Wholesale Corp.	5,015	$823,914
Dollar Tree, Inc. (a)	9,108	790,757

		$1,614,671

Health Maintenance Organizations – 0.5%
Cigna Corp.	2,945	$550,538

Insurance – 3.4%
AIA Group Ltd.	169,600	$1,250,571
Aon PLC	8,692	1,269,901
Chubb Ltd.	6,967	993,146

		$3,513,618

Internet – 5.6%
Alibaba Group Holding Ltd., ADR (a)	5,995	$1,035,396
Alphabet, Inc., “A” (a)(s)	1,848	1,799,435
Alphabet, Inc., “C” (a)	453	434,477
Facebook, Inc., “A” (a)(s)	11,416	1,950,652
LogMeIn, Inc.	5,763	634,218

		$5,854,178

Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	3,598	$424,780

Machinery & Tools – 3.1%
GEA Group AG	15,514	$705,753
Kubota Corp.	38,200	694,407
Roper Technologies, Inc.	3,490	849,466
Schindler Holding AG	2,339	516,665
SPX FLOW, Inc. (a)	12,618	486,550

		$3,252,841

Major Banks – 4.9%
Barclays PLC	286,831	$743,147
BNP Paribas	14,152	1,141,567
Morgan Stanley	25,459	1,226,360
Sumitomo Mitsui Financial Group, Inc.	22,300	856,130
UBS AG	66,856	1,142,631

		$5,109,835

Medical & Health Technology & Services – 1.8%
Henry Schein, Inc. (a)	8,475	$694,865
ICON PLC (a)	4,746	540,474
McKesson Corp.	3,994	613,518

		$1,848,857

Medical Equipment – 3.3%
Danaher Corp.	9,771	$838,156
Medtronic PLC	15,394	1,197,191
PerkinElmer, Inc.	10,074	694,804
Zimmer Biomet Holdings, Inc.	6,654	779,117

		$3,509,268

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Metals & Mining – 0.7%
Rio Tinto Ltd.	16,338	$760,341

Natural Gas – Distribution – 0.4%
China Resources Gas Group Ltd.	124,000	$431,768

Natural Gas – Pipeline – 1.2%
Enbridge, Inc.	15,753	$658,022
Enterprise Products Partners LP	21,831	569,134

		$1,227,156

Network & Telecom – 0.9%
Cisco Systems, Inc.	27,503	$924,926

Oil Services – 0.7%
Schlumberger Ltd.	10,912	$761,221

Other Banks & Diversified Financials – 10.2%
Aeon Credit Service Co. Ltd.	37,400	$781,403
Citigroup, Inc. (s)	24,141	1,756,016
Credicorp Ltd.	5,112	1,048,062
Discover Financial Services	8,446	544,598
HDFC Bank Ltd.	39,118	1,082,632
Intesa Sanpaolo S.p.A.	233,003	823,956
Julius Baer Group Ltd.	11,696	692,085
KBC Groep N.V.	12,797	1,084,447
U.S. Bancorp	26,676	1,429,567
Visa, Inc., “A”	13,965	1,469,677

		$10,712,443

Pharmaceuticals – 4.3%
Bayer AG	9,541	$1,300,182
Genomma Lab Internacional S.A., “B” (a)	400,842	514,645
Roche Holding AG	4,735	1,208,749
Santen Pharmaceutical Co. Ltd.	49,100	773,644
Zoetis, Inc.	11,609	740,190

		$4,537,410

Printing & Publishing – 0.6%
RELX N.V.	29,146	$620,403

Railroad & Shipping – 1.4%
DP World Ltd.	22,760	$511,190
Union Pacific Corp.	7,817	906,537

		$1,417,727

Real Estate – 1.6%
LEG Immobilien AG	8,493	$859,142
Store Capital Corp., REIT	31,335	779,301

		$1,638,443

Restaurants – 1.4%
Aramark	11,525	$468,030
Starbucks Corp.	18,302	983,000

		$1,451,030

Specialty Chemicals – 2.5%
Akzo Nobel N.V.	7,371	$680,565
LG Chem Ltd.	1,891	647,201
Linde AG	3,640	759,109
Sika AG	72	535,715

		$2,622,590

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 1.9%
Amazon.com, Inc. (a)	1,351	$1,298,784
JD.com, Inc., ADR (a)	9,336	356,635
Urban Outfitters, Inc. (a)	12,611	301,403

		$1,956,822

Telecommunications – Wireless – 3.4%
Advanced Info Service PLC	100,000	$572,714
American Tower Corp., REIT	9,568	1,307,754
Cellnex Telecom S.A.U.	29,200	668,142
KDDI Corp.	36,600	965,050

		$3,513,660

Telephone Services – 0.2%
Com Hem Holding AB	14,621	$208,951

Tobacco – 0.9%
Philip Morris International, Inc.	8,521	$945,916

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – 2.6%
CLP Holdings Ltd.	51,500	$527,750
CMS Energy Corp.	20,144	933,070
Enel S.p.A.	114,166	687,483
NextEra Energy, Inc.	4,224	619,027

		$2,767,330

Total Common Stocks		$103,955,914

INVESTMENT COMPANIES (h) – 0.7%
MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 1.11% (v)	749,433	$749,433

OTHER ASSETS, LESS LIABILITIES – 0.0%		49,398

Net Assets – 100.0%		$104,754,745

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $749,433 and $103,955,914, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2017, the fund had no short sales outstanding.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2017, the fund had cash collateral of $19,374 and other liquid securities with an aggregate value of $563,564 to cover collateral or margin obligations for securities sold short. At September 30, 2017, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$62,747,606	$—	$—	$62,747,606
Japan	5,245,741	—	—	5,245,741
Switzerland	5,217,686	—	—	5,217,686
France	4,561,853	—	—	4,561,853
Germany	3,624,185	—	—	3,624,185
United Kingdom	2,983,385	—	—	2,983,385
China	2,383,266	—	—	2,383,266
Hong Kong	2,237,408	—	—	2,237,408
Canada	2,162,507	—	—	2,162,507
Other Countries	12,219,562	572,715	—	12,792,277
Mutual Funds	749,433	—	—	749,433
Total	$104,132,632	$572,715	$—	$104,705,347

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $19,143,021 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		153	14,781,842	(14,032,562)	749,433

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(8)	$—	$—	$2,895	$749,433

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:

United States	60.7%
Japan	5.0%
Switzerland	5.0%
France	4.4%
Germany	3.5%
United Kingdom	2.8%
China	2.3%
Hong Kong	2.1%
Canada	2.1%
Other Countries	12.1%

5

QUARTERLY REPORT

September 30, 2017

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 34.8%
Aerospace – 1.1%
Boeing Co.	4,441	$1,128,947
Honeywell International, Inc.	22,714	3,219,482
Lockheed Martin Corp.	10,282	3,190,402
United Technologies Corp.	11,015	1,278,621

		$8,817,452

Airlines – 0.2%
Air Canada (a)	88,322	$1,857,399

Alcoholic Beverages – 0.6%
Heineken N.V.	24,432	$2,415,493
Pernod Ricard S.A.	17,183	2,377,121

		$4,792,614

Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	11,024	$1,007,512

Automotive – 0.6%
Delphi Automotive PLC	10,667	$1,049,633
General Motors Co.	30,428	1,228,683
Hyundai Motor Co. Ltd.	2,258	296,703
Magna International, Inc.	22,734	1,213,270
USS Co. Ltd.	24,700	498,280

		$4,286,569

Biotechnology – 0.1%
Celgene Corp. (a)	6,201	$904,230

Broadcasting – 0.3%
Omnicom Group, Inc.	20,625	$1,527,694
WPP PLC	24,681	458,054

		$1,985,748

Brokerage & Asset Managers – 0.3%
BlackRock, Inc.	3,460	$1,546,931
Daiwa Securities Group, Inc.	68,000	385,127

		$1,932,058

Business Services – 2.1%
Accenture PLC, “A”	29,539	$3,989,833
Bunzl PLC	42,396	1,287,897
Compass Group PLC	123,407	2,617,733
DXC Technology Co.	22,083	1,896,488
Equifax, Inc.	5,019	531,964
Experian Group Ltd.	50,600	1,016,381
Fidelity National Information Services, Inc.	10,995	1,026,823
Nomura Research, Inc.	41,400	1,615,161
Secom Co. Ltd.	20,400	1,486,966
SGS S.A.	422	1,012,347

		$16,481,593

Cable TV – 0.6%
Charter Communications, Inc., “A” (a)	5,338	$1,939,936
Comcast Corp., “A”	67,431	2,594,745

		$4,534,681

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – 1.4%
3M Co. (s)	19,952	$4,187,925
Givaudan S.A.	1,008	2,193,273
LyondellBasell Industries N.V., “A”	3,699	366,386
Monsanto Co.	4,594	550,453
Orica Ltd.	40,864	633,702
PPG Industries, Inc.	25,568	2,778,219

		$10,709,958

Computer Software – 0.5%
Cadence Design Systems, Inc. (a)	58,089	$2,292,773
Check Point Software Technologies Ltd. (a)	10,453	1,191,851

		$3,484,624

Computer Software – Systems – 0.6%
Amadeus IT Holding S.A.	31,086	$2,020,363
Hitachi Ltd.	44,000	310,043
Hon Hai Precision Industry Co. Ltd.	300,900	1,041,898
International Business Machines Corp.	9,609	1,394,074

		$4,766,378

Construction – 0.5%
Geberit AG	1,483	$701,567
Owens Corning	8,331	644,403
Persimmon PLC	16,923	585,515
Sherwin-Williams Co.	3,816	1,366,281
Stanley Black & Decker, Inc.	3,370	508,769

		$3,806,535

Consumer Products – 1.3%
Coty, Inc., “A”	26,313	$434,954
Essity AB (a)	23,396	636,540
Kao Corp.	48,200	2,835,672
Procter & Gamble Co.	34,354	3,125,527
Reckitt Benckiser Group PLC	32,354	2,953,731

		$9,986,424

Containers – 0.2%
Brambles Ltd.	153,443	$1,083,246
Crown Holdings, Inc. (a)	6,236	372,414

		$1,455,660

Electrical Equipment – 1.2%
IMI PLC	29,227	$486,811
Johnson Controls International PLC	54,891	2,211,558
Legrand S.A.	16,781	1,211,428
OMRON Corp.	20,600	1,048,994
Schneider Electric S.A.	46,394	4,037,360
Spectris PLC	19,940	643,942

		$9,640,093

Electronics – 1.8%
Analog Devices, Inc.	10,788	$929,602
Halma PLC	56,276	844,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – continued
Hirose Electric Co. Ltd.	6,200	$872,766
Intel Corp.	22,272	848,118
Samsung Electronics Co. Ltd.	710	1,589,418
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	156,228	5,866,361
Texas Instruments, Inc.	37,344	3,347,516

		$14,298,371

Energy – Independent – 0.4%
Occidental Petroleum Corp.	11,919	$765,319
Phillips 66	12,068	1,105,549
Valero Energy Corp.	13,286	1,022,092

		$2,892,960

Energy – Integrated – 1.1%
BP PLC	198,373	$1,268,757
Chevron Corp.	9,390	1,103,325
China Petroleum & Chemical Corp.	536,000	401,403
Exxon Mobil Corp.	30,884	2,531,870
Galp Energia SGPS S.A., “B”	51,967	920,990
LUKOIL PJSC, ADR	16,079	851,061
Suncor Energy, Inc.	31,070	1,088,913

		$8,166,319

Engineering – Construction – 0.2%
Bouygues S.A.	17,511	$830,955
VINCI S.A.	9,595	911,763

		$1,742,718

Entertainment – 0.2%
Time Warner, Inc.	11,331	$1,160,861

Food & Beverages – 1.5%
Bakkafrost P/F	5,685	$261,177
Danone S.A.	18,782	1,473,311
General Mills, Inc.	25,036	1,295,863
J.M. Smucker Co.	5,427	569,455
Marine Harvest	76,142	1,505,727
Nestle S.A.	64,193	5,376,209
Tyson Foods, Inc., “A”	21,469	1,512,491

		$11,994,233

Food & Drug Stores – 0.4%
CVS Health Corp.	26,910	$2,188,321
Wesfarmers Ltd.	24,980	809,833

		$2,998,154

Gaming & Lodging – 0.1%
Sands China Ltd.	152,000	$790,978

Health Maintenance Organizations – 0.1%
Cigna Corp.	5,350	$1,000,129

Insurance – 2.2%
Aon PLC	21,512	$3,142,903
Athene Holding Ltd. (a)	14,995	807,331
Chubb Ltd.	10,941	1,559,640
Fairfax Financial Holdings Ltd.	3,356	1,746,465
Hiscox Ltd.	40,683	697,795

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – continued
Legal & General Group PLC	131,511	$458,008
MetLife, Inc.	50,752	2,636,566
Prudential Financial, Inc.	9,667	1,027,795
Travelers Cos., Inc.	19,918	2,440,353
Zurich Insurance Group AG	9,144	2,789,423

		$17,306,279

Machinery & Tools – 0.2%
Illinois Tool Works, Inc.	8,697	$1,286,808

Major Banks – 3.0%
Bank of New York Mellon Corp.	35,868	$1,901,721
BNP Paribas	12,052	972,171
China Construction Bank	2,158,000	1,790,138
Goldman Sachs Group, Inc.	6,733	1,597,000
JPMorgan Chase & Co.	46,530	4,444,080
PNC Financial Services Group, Inc.	8,592	1,157,944
Royal Bank of Canada	13,338	1,031,694
State Street Corp.	17,162	1,639,657
Sumitomo Mitsui Financial Group, Inc.	10,300	395,432
Svenska Handelsbanken AB, “A”	161,537	2,437,464
Toronto-Dominion Bank	11,280	635,079
UBS AG	137,352	2,347,473
Wells Fargo & Co.	57,738	3,184,251

		$23,534,104

Medical & Health Technology & Services – 0.1%
HCA Healthcare, Inc. (a)	14,357	$1,142,674

Medical Equipment – 0.8%
Abbott Laboratories	37,615	$2,007,136
Danaher Corp.	15,775	1,353,180
Medtronic PLC	27,753	2,158,351
Thermo Fisher Scientific, Inc.	4,298	813,182

		$6,331,849

Metals & Mining – 0.3%
Rio Tinto Ltd.	51,832	$2,412,167

Natural Gas – Distribution – 0.2%
Engie	86,259	$1,465,015

Natural Gas – Pipeline – 0.1%
Williams Partners LP	20,850	$811,065

Network & Telecom – 0.1%
Cisco Systems, Inc.	28,608	$962,087

Oil Services – 0.3%
Schlumberger Ltd.	28,101	$1,960,326

Other Banks & Diversified Financials – 0.9%
Agricultural Bank of China Ltd., “H”	620,000	$277,792
American Express Co.	10,634	961,952
Barclays Africa Group Ltd.	36,873	378,569
Citigroup, Inc.	11,214	815,706
DBS Group Holdings Ltd.	45,800	702,979
ING Groep N.V.	81,261	1,498,262
U.S. Bancorp	43,727	2,343,330

		$6,978,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – 2.9%
Bayer AG	27,048	$3,685,915
Eli Lilly & Co.	25,169	2,152,956
Johnson & Johnson (s)	33,420	4,344,934
Merck & Co., Inc.	26,210	1,678,226
Novartis AG	28,106	2,406,142
Pfizer, Inc.	116,858	4,171,831
Roche Holding AG	11,627	2,968,136
Santen Pharmaceutical Co. Ltd.	81,900	1,290,457

		$22,698,597

Printing & Publishing – 0.5%
Moody’s Corp.	11,564	$1,609,824
RELX N.V.	48,844	1,039,695
Thomson Reuters Corp.	19,946	915,122

		$3,564,641

Railroad & Shipping – 0.1%
Canadian National Railway Co.	6,844	$567,025
Union Pacific Corp.	4,837	560,947

		$1,127,972

Real Estate – 0.8%
CK Asset Holdings Ltd.	111,500	$922,791
Deutsche Wohnen AG	76,065	3,229,253
Medical Properties Trust, Inc., REIT	72,050	946,017
Public Storage, Inc., REIT	2,083	445,741
Realogy Holdings Corp.	13,535	445,978

		$5,989,780

Restaurants – 0.0%
Greggs PLC	12,792	$213,752

Specialty Chemicals – 0.4%
Akzo Nobel N.V.	12,616	$1,164,836
PTT Global Chemical PLC	604,400	1,395,466
Sika AG	56	416,668

		$2,976,970

Specialty Stores – 0.2%
Gap, Inc.	43,636	$1,288,571

Telecommunications – Wireless – 0.5%
KDDI Corp.	116,900	$3,082,358
SK Telecom Co. Ltd.	1,593	354,665
Vodafone Group PLC	204,823	573,078

		$4,010,101

Telephone Services – 0.5%
Nippon Television Holdings, Inc.	15,200	$696,613
TDC A.S.	110,936	649,979
Telefonica S.A.	33,709	366,216
Verizon Communications, Inc.	37,123	1,837,217

		$3,550,025

Tobacco – 2.1%
Altria Group, Inc.	52,147	$3,307,163
British American Tobacco PLC	30,557	1,913,014
Imperial Tobacco Group PLC	7,858	335,266
Japan Tobacco, Inc.	96,600	3,166,059

Issuer	Shares/Par		Value ($)
COMMON STOCKS – continued
Tobacco – continued
Philip Morris International, Inc. (s)		64,649	$7,176,685

			$15,898,187

Trucking – 0.3%
United Parcel Service, Inc., “B”		14,058	$1,688,225
Yamato Holdings Co. Ltd.		48,800	985,107

			$2,673,332

Utilities – Electric Power – 0.8%
American Electric Power Co., Inc.		23,252	$1,633,220
Exelon Corp.		55,147	2,077,387
SSE PLC		78,648	1,472,274
Xcel Energy, Inc.		15,085	713,822

			$5,896,703

Total Common Stocks			$269,573,846

BONDS – 53.7%
Aerospace – 0.1%
Lockheed Martin Corp., 3.55%, 1/15/2026		$749,000	$773,077

Airlines – 0.1%
Go Ahead Group PLC, 2.5%, 7/06/2024	GBP	400,000	$529,994
Ryanair Ltd., 1.125%, 3/10/2023	EUR	475,000	567,750

			$1,097,744

Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027		$985,000	$990,203

Asset-Backed & Securitized – 3.2%
Cent CLO LP, 2013-17A, “A1”, FLR, 2.611%, (U.S. LIBOR-3mo. + 1.3%) 1/30/2025 (n)		$1,058,600	$1,061,073
Cent CLO LP, 2014-21A, “A1”, FLR, 2.526%, (U.S. LIBOR-3mo. + 1.21%) 7/27/2026 (n)		1,378,270	1,381,933
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.384%, (U.S. LIBOR-1mo. + 1.15%) 3/15/2028 (n)		1,352,448	1,357,510
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.234%, (U.S. LIBOR-1mo. + 1%) 6/15/2028 (z)		1,147,993	1,155,054
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		858,000	855,327
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FLR, 2.403%, (U.S. LIBOR-3mo. + 1.1%) 7/15/2025 (n)		1,664,148	1,673,760
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 2.463%, (LIBOR-3mo. + 1.16%) 10/15/2026 (n)		2,040,000	2,051,738
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 2.953%, (U.S. LIBOR-3mo. + 1.65%) 1/17/2026 (n)		1,991,841	1,999,510
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FLR, 1.634%, (LIBOR-1mo. + 0.4%) 1/15/2020		3,710,000	3,713,487

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FLR, 2.464%, (U.S. LIBOR-3mo. + 1.15%) 4/25/2025 (n)		$1,460,868	$1,467,317
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		252,328	252,299
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,651,819
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	687,046
Octagon Investment Partners XV, Ltd., FLR, 2.764%, (U.S. LIBOR-3mo. + 1.45%) 10/25/2025 (n)		2,454,182	2,454,160
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,351,697

			$25,113,730

Automotive – 0.8%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	575,000	$686,228
Ferrari N.V., 1.5%, 3/16/2023	EUR	900,000	1,081,521
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,050,000	1,287,648
General Motors Financial Co., Inc., 4.35%, 1/17/2027		$1,000,000	1,027,598
Lear Corp., 3.8%, 9/15/2027		320,000	318,785
Valeo S.A., 1.625%, 3/18/2026	EUR	300,000	368,396
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FLR to 12/31/2099	EUR	400,000	469,393
Volkswagen Leasing GmbH, 1.375%, 1/20/2025	EUR	700,000	826,351

			$6,065,920

Biotechnology – 0.1%
Life Technologies Corp., 6%, 3/01/2020		$411,000	$446,539

Broadcasting – 0.3%
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	715,000	$893,555
RELX Finance B.V., 1%, 3/22/2024	EUR	350,000	417,564
Time Warner, Inc., 3.8%, 2/15/2027		$806,000	806,187

			$2,117,306

Brokerage & Asset Managers – 0.6%
CME Group, Inc., 3%, 3/15/2025		$1,000,000	$1,013,917
E*TRADE Financial Corp., 2.95%, 8/24/2022		499,000	500,110
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		506,000	515,693
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		831,000	867,671
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	689,904

Issuer	Shares/Par		Value ($)
BONDS – continued
Brokerage & Asset Managers – continued
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		$741,000	$745,639

			$4,332,934

Building – 0.3%
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	440,000	$560,594
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	476,951
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$367,000	389,412
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		339,000	336,621
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	475,000	595,016

			$2,358,594

Business Services – 0.3%
Cisco Systems, Inc., 2.2%, 2/28/2021		$953,000	$958,524
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		179,000	187,204
Fidelity National Information Services, Inc., 1.1%, 7/15/2024	EUR	130,000	152,947
Fidelity National Information Services, Inc., 5%, 10/15/2025		$108,000	120,306
Fidelity National Information Services, Inc., 3%, 8/15/2026		758,000	735,743

			$2,154,724

Cable TV – 0.6%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$540,000	$631,597
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	502,352
Cox Communications, Inc., 4.6%, 8/15/2047 (n)		814,000	807,244
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		886,000	888,948
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	574,889
Sky PLC, 2.5%, 9/15/2026	EUR	700,000	886,739

			$4,291,769

Chemicals – 0.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$727,000	$701,141
LYB International Finance Co., 1.875%, 3/02/2022	EUR	600,000	739,757
LyondellBasell Industries N.V., 5%, 4/15/2019		$440,000	456,541
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	500,000	584,036

			$2,481,475

Computer Software – 0.1%
Microsoft Corp., 4.1%, 2/06/2037		$824,000	$892,983

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Computer Software – Systems – 0.4%
Apple, Inc., 2.7%, 5/13/2022		$1,582,000	$1,611,876
Apple, Inc., 4.5%, 2/23/2036		900,000	1,012,691
Apple, Inc., 3.6%, 7/31/2042	GBP	300,000	466,219
Apple, Inc., 4.25%, 2/09/2047		$225,000	242,010

			$3,332,796

Conglomerates – 0.2%
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	400,000	$476,675
Johnson Controls International PLC, 4.5%, 2/15/2047		$184,000	195,269
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		474,000	485,432
Smiths Group PLC, 2%, 2/23/2027	EUR	500,000	608,754

			$1,766,130

Consumer Products – 0.4%
Essity AB, 1.625%, 3/30/2027	EUR	600,000	$716,256
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	603,429
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,743,000	1,722,371

			$3,042,056

Consumer Services – 0.6%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	600,000	$725,258
G4S International Finance PLC, 1.5%, 6/02/2024	EUR	400,000	476,367
Priceline Group, Inc., 3.55%, 3/15/2028		$356,000	356,609
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	310,000	392,375
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	950,000	1,132,611
Visa, Inc., 2.8%, 12/14/2022		$787,000	804,742
Visa, Inc., 4.15%, 12/14/2035		585,000	638,532
Visa, Inc., 3.65%, 9/15/2047		390,000	387,854

			$4,914,348

Containers – 0.1%
DS Smith PLC, 1.375%, 7/26/2024	EUR	600,000	$709,330

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	350,000	$521,370

Electronics – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$471,000	$485,116
Tyco Electronics Group S.A., 2.375%, 12/17/2018		778,000	782,410
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	850,000	1,022,638

			$2,290,164

Issuer	Shares/Par		Value ($)
BONDS – continued
Emerging Market Quasi-Sovereign – 1.2%
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		$2,116,000	$2,199,607
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		2,183,000	2,224,422
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		1,570,000	1,766,068
Pertamina, 6%, 5/03/2042 (n)		2,084,000	2,348,522
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,024,000	1,025,434

			$9,564,053

Emerging Market Sovereign – 1.1%
Republic of Hungary, 5.375%, 2/21/2023		$1,972,000	$2,224,061
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	500,000	636,425
Republic of Indonesia, 7%, 5/15/2022	IDR	64,309,000,000	4,941,704
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	339,000	412,684

			$8,214,874

Energy – Independent – 0.3%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,260,000	$2,239,276

Entertainment – 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	820,000	$1,033,668

Financial Institutions – 0.2%
AerCap Ireland Capital Co., 3.65%, 7/21/2027		$973,000	$965,517
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		859,000	899,412

			$1,864,929

Food & Beverages – 0.7%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$471,011
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$342,000	361,722
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,130,000	1,171,555
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		849,000	936,051
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	600,000	726,333
Fomento Economico Mexicano S.A.B. de C.V., 1.75%, 3/20/2023	EUR	750,000	919,569
Kraft Heinz Foods Co., 5.2%, 7/15/2045		$77,000	84,347
Kraft Heinz Foods Co., 4.375%, 6/01/2046		230,000	227,110
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		409,000	415,014

			$5,312,712

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Food & Drug Stores – 0.3%
CVS Health Corp., 2.125%, 6/01/2021		$1,235,000	$1,223,579
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,164,000	1,179,901

			$2,403,480

Forest & Paper Products – 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$590,000	$646,519

Gaming & Lodging – 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	660,000	$963,727

Insurance – 0.2%
American International Group, Inc., 1.875%, 6/21/2027	EUR	270,000	$321,681
Bupa Finance PLC, 2%, 4/05/2024	GBP	400,000	530,957
Hiscox Ltd., 6.125% to 11/24/2025, FLR to 11/24/2045	GBP	300,000	459,245
NN Group N.V., 4.625% to 4/08/2024, FLR to 4/08/2044	EUR	100,000	133,200

			$1,445,083

Insurance – Health – 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$850,000	$855,228

Insurance – Property & Casualty – 0.8%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	$646,552
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		400,000	447,093
Chubb Corp., 3.553%, (LIBOR-3mo. + 2.25%) 3/29/2067		1,010,000	1,004,445
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		267,000	268,956
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		839,000	896,139
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	200,000	255,060
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	200,000	255,060
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$505,000	508,464
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		359,000	383,432
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	400,000	603,603
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	610,000	707,441

			$5,976,245

International Market Quasi-Sovereign – 0.7%
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$710,000	$724,910
Statoil A.S.A., 4.25%, 11/23/2041		1,260,000	1,315,736
Statoil A.S.A., FLR, 1.605%, (U.S. LIBOR-3mo. + 0.29%) 5/15/2018		759,000	760,368

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Quasi-Sovereign – continued
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		$2,880,000	$2,876,446

			$5,677,460

International Market Sovereign – 16.5%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	368,000	$305,907
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	8,215,000	10,846,952
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	2,461,000	3,760,021
Government of Canada, 4.25%, 6/01/2018	CAD	4,927,000	4,025,944
Government of Canada, 0.5%, 3/01/2022	CAD	8,243,000	6,262,434
Government of Canada, 2.5%, 6/01/2024	CAD	5,246,000	4,353,287
Government of Canada, 5.75%, 6/01/2033	CAD	2,402,000	2,781,931
Government of Canada, 4%, 6/01/2041	CAD	1,043,000	1,058,473
Government of Japan, 0.4%, 9/20/2025	JPY	167,500,000	1,536,564
Government of Japan, 0.3%, 12/20/2025	JPY	37,550,000	341,753
Government of Japan, 2.2%, 9/20/2027	JPY	614,450,000	6,613,071
Government of Japan, 1.7%, 9/20/2032	JPY	911,450,000	9,742,734
Government of Japan, 1.5%, 3/20/2034	JPY	1,278,000,000	13,349,464
Government of Japan, 2.4%, 3/20/2037	JPY	321,000,000	3,815,543
Government of Japan, 1.8%, 3/20/2043	JPY	569,400,000	6,270,307
Government of Japan, 2%, 3/20/2052	JPY	129,250,000	1,498,059
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	445,000	705,276
Kingdom of Belgium, 4%, 3/28/2032	EUR	2,485,000	4,087,745
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	14,845,000	2,641,697
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,982,000	2,948,538
Kingdom of Spain, 2.75%, 10/31/2024	EUR	2,870,000	3,815,891
Kingdom of Spain, 5.15%, 10/31/2028	EUR	1,212,000	1,923,798
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,549,000	4,510,874
Republic of France, 4.75%, 4/25/2035	EUR	1,905,000	3,465,225
Republic of France, 4.5%, 4/25/2041	EUR	895,000	1,666,565
Republic of Ireland, 5.4%, 3/13/2025	EUR	49,000	78,578
Republic of Italy, 3.75%, 3/01/2021	EUR	6,685,000	8,831,079
Republic of Italy, 5.5%, 9/01/2022	EUR	3,777,000	5,465,076
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,913,000	3,532,327

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	3,072,000	$5,214,466
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	799,000	1,596,011
United Kingdom Treasury, 4%, 1/22/2060	GBP	344,000	768,345

			$127,813,935

Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$629,526
Province of British Columbia, 2.3%, 6/18/2026	CAD	965,000	749,355

			$1,378,881

Major Banks – 3.0%
Bank of America Corp., 7.625%, 6/01/2019		$690,000	$753,000
Bank of America Corp., 2.625%, 4/19/2021		972,000	978,683
Bank of America Corp., 3.5%, 4/19/2026		974,000	990,241
Bank of America Corp., 3.248%, 10/21/2027		1,280,000	1,254,353
Barclays Bank PLC, 6%, 1/14/2021	EUR	548,000	752,782
Barclays Bank PLC, 6.75% to 1/16/2018, FLR to 1/16/2023	GBP	350,000	476,157
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	520,529
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,265,000	1,429,450
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		530,000	532,916
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,486,000	1,665,512
HSBC Bank PLC, FLR, 1.955%, (U.S. LIBOR-3mo. + 0.64%) 5/15/2018 (n)		1,833,000	1,839,051
HSBC Holdings PLC, 4.375%, 11/23/2026		743,000	774,557
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,647,000	1,611,923
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		745,000	751,788
Morgan Stanley, 2.2%, 12/07/2018		751,000	754,054
Morgan Stanley, 2.5%, 4/21/2021		650,000	652,105
Morgan Stanley, 5.5%, 7/28/2021		850,000	942,849
Morgan Stanley, 3.125%, 7/27/2026		831,000	815,100
Morgan Stanley, 2.625%, 3/09/2027	GBP	350,000	468,291
Morgan Stanley, 3.95%, 4/23/2027		$636,000	646,990
Nationwide Building Society, 1.25%, 3/03/2025	EUR	470,000	564,524
Nordea Bank AB , 1% to 9/07/2021, FLR to 9/07/2026	EUR	400,000	476,448

Issuer	Shares/Par		Value ($)
BONDS – continued
Major Banks – continued
PNC Bank N.A., 2.6%, 7/21/2020		$873,000	$886,267
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	611,100
UBS Group Funding (Switzerland) AG, FLR, 2.859%, (LIBOR-3mo. + 0.954%) 8/15/2023 (n)		$1,179,000	1,175,160
Wells Fargo & Co., 4.1%, 6/03/2026		760,000	790,035

			$23,113,865

Medical & Health Technology & Services – 0.7%
Baxter International, Inc., 1.3%, 5/30/2025	EUR	520,000	$619,384
Becton, Dickinson and Co., 3.734%, 12/15/2024		$619,000	632,278
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,049,093
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		141,000	145,232
Northwell Healthcare, Inc., 3.979%, 11/01/2046		101,000	95,573
Northwell Healthcare, Inc., 4.26%, 11/01/2047		754,000	759,538
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		800,000	791,374
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		910,000	925,038
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		394,000	385,613

			$5,403,123

Medical Equipment – 0.2%
Medtronic, Inc., 3.5%, 3/15/2025		$1,853,000	$1,932,514

Metals & Mining – 0.2%
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	$568,074
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	760,000	921,074

			$1,489,148

Midstream – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$737,724
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,493,000	1,517,574
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,250,000	1,249,556
ONEOK, Inc., 4.95%, 7/13/2047		1,191,000	1,194,146
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,780,000	1,794,348

			$6,493,348

Mortgage-Backed – 5.8%
Fannie Mae, 5.286%, 6/01/2018		$199,524	$202,521
Fannie Mae, 3.746%, 7/01/2018		878,937	889,712
Fannie Mae, 4.57%, 5/01/2019		216,388	222,548
Fannie Mae, 4.6%, 9/01/2019		573,244	599,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.45%, 10/01/2019		$398,442	$417,078
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		2,885,965	3,172,407
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		9,999,928	10,811,033
Fannie Mae, 4%, 3/01/2025 - 2/01/2041		5,001,444	5,289,106
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		229,853	256,890
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		396,217	448,807
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		4,366,545	4,526,567
Freddie Mac, 3.882%, 11/25/2017		120,982	120,985
Freddie Mac, 2.699%, 5/25/2018		686,320	688,012
Freddie Mac, 2.323%, 10/25/2018		438,617	440,624
Freddie Mac, 5.085%, 3/25/2019		30,000	31,124
Freddie Mac, 4.186%, 8/25/2019		650,000	675,000
Freddie Mac, 2.757%, 5/25/2020		38,108	38,410
Freddie Mac, 3.32%, 7/25/2020		198,490	201,105
Freddie Mac, 4%, 7/01/2025		185,752	195,419
Freddie Mac, 2.673%, 3/25/2026		2,800,000	2,785,994
Freddie Mac, 3.243%, 4/25/2027		2,270,000	2,343,840
Freddie Mac, 3.117%, 6/25/2027		1,036,027	1,057,920
Freddie Mac, 3.194%, 7/25/2027		2,520,000	2,606,181
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		65,208	72,736
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		1,096,411	1,207,336
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,857,481	1,998,326
Freddie Mac, 3.5%, 1/01/2047		1,729,818	1,785,500
Ginnie Mae, 5%, 5/15/2040		169,381	186,171
Ginnie Mae, 3.5%, 6/20/2043		1,522,169	1,590,945

			$44,862,022

Natural Gas – Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	$1,485,675

Network & Telecom – 0.8%
AT&T, Inc., 4.9%, 8/14/2037		$1,252,000	$1,265,329
AT&T, Inc., 4.25%, 6/01/2043	GBP	300,000	419,882
AT&T, Inc., 4.75%, 5/15/2046		$1,102,000	1,059,784
British Telecom PLC, 5.75%, 12/07/2028	GBP	250,000	430,843
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	500,000	592,108
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$2,129,000	2,211,490
Verizon Communications, Inc., 4.812%, 3/15/2039		591,000	610,093

			$6,589,529

Issuer	Shares/Par		Value ($)
BONDS – continued
Oils – 0.3%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$452,000	$466,471
Marathon Petroleum Corp., 3.625%, 9/15/2024		500,000	509,182
Neste Oyj, 1.5%, 6/07/2024	EUR	400,000	478,386
Phillips 66, 4.875%, 11/15/2044		$795,000	862,579

			$2,316,618

Other Banks & Diversified Financials – 0.5%
Arion Banki, 2.5%, 4/26/2019	EUR	126,000	$154,132
Bank of Iceland, 1.75%, 9/07/2020	EUR	800,000	976,089
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	382,223
BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	396,824
Citizens Bank N.A., 2.55%, 5/13/2021		471,000	472,971
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	200,000	268,899
ING Groep N.V., 3.95%, 3/29/2027		$658,000	685,656
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	672,960

			$4,009,754

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$437,000	$426,939

Pharmaceuticals – 0.3%
Celgene Corp., 2.875%, 8/15/2020		$1,479,000	$1,509,693
Gilead Sciences, Inc., 2.35%, 2/01/2020		448,000	452,969

			$1,962,662

Real Estate – Apartment – 0.2%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	800,000	$933,231
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	550,000	698,528

			$1,631,759

Real Estate – Office – 0.2%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,050,000	$1,312,137

Real Estate – Retail – 0.1%
Simon International Finance S.C.A., REIT, 1.375%, 11/18/2022	EUR	400,000	$491,584

Retailers – 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,107,000	$1,201,569
Home Depot, Inc., 2.625%, 6/01/2022		695,000	706,046
Home Depot, Inc., 3%, 4/01/2026		830,000	832,896
Kering S.A., 1.25%, 5/10/2026	EUR	200,000	239,845

			$2,980,356

Specialty Chemicals – 0.1%
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	$426,121

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$595,806

Supranational – 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	$332,826
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	392,931
International Finance Corp., 3.25%, 7/22/2019	AUD	675,000	540,000

			$1,265,757

Telecommunications – Wireless – 0.5%
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	600,000	$733,203
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	354,283
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	839,968
American Tower Corp., REIT, 1.375%, 4/04/2025	EUR	270,000	318,793
Crown Castle International Corp., 2.25%, 9/01/2021		$1,072,000	1,057,209
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	427,914
SBA Tower Trust, 2.898%, 10/15/2044 (n)		349,000	351,161

			$4,082,531

Telephone Services – 0.1%
Chorus Ltd. Co., 1.125%, 10/18/2023	EUR	400,000	$473,433
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	590,751

			$1,064,184

Tobacco – 0.5%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	500,000	$591,891
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	300,000	355,533
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$660,000	696,155
Reynolds American, Inc., 8.125%, 6/23/2019		327,000	360,270
Reynolds American, Inc., 3.25%, 6/12/2020		266,000	273,350
Reynolds American, Inc., 4.45%, 6/12/2025		258,000	276,534
Reynolds American, Inc., 5.7%, 8/15/2035		819,000	960,447

			$3,514,180

Transportation – Services – 0.4%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$304,031
Autrostrade per L’italia Group, 1.125%, 11/04/2021	EUR	600,000	734,386

Issuer	Shares/Par		Value ($)
BONDS – continued
Transportation – Services – continued
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	500,000	$557,010
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$824,000	1,083,843
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	300,000	362,264
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	386,063

			$3,427,597

U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.09%, 10/01/2025		$8,573	$9,038
Small Business Administration, 5.21%, 1/01/2026		248,367	264,538
Small Business Administration, 5.31%, 5/01/2027		91,600	97,534
Small Business Administration, 2.22%, 3/01/2033		1,449,777	1,435,314

			$1,806,424

U.S. Treasury Obligations – 4.2%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$783,000	$1,008,449
U.S. Treasury Bonds, 4.5%, 2/15/2036 (f)		3,832,000	4,929,060
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,370,000	3,064,243
U.S. Treasury Bonds, 3.625%, 2/15/2044 (f)		7,405,000	8,508,519
U.S. Treasury Notes, 3.5%, 5/15/2020 (f)		5,598,000	5,876,151
U.S. Treasury Notes, 1.75%, 5/15/2022 (f)		7,069,000	7,031,446
U.S. Treasury Notes, 1.5%, 8/15/2026 (f)		2,663,000	2,493,546

			$32,911,414

Utilities – Electric Power – 2.0%
Duke Energy Corp., 2.65%, 9/01/2026		$995,000	$951,530
Duke Energy Florida LLC, 3.2%, 1/15/2027		842,000	851,399
EDP Finance B.V., 4.9%, 10/01/2019 (n)		416,000	436,480
EDP Finance B.V., 4.125%, 1/20/2021	EUR	500,000	666,789
EDP Finance B.V., 2%, 4/22/2025	EUR	300,000	371,355
Emera U.S. Finance LP, 2.7%, 6/15/2021		$376,000	378,025
Emera U.S. Finance LP, 3.55%, 6/15/2026		430,000	432,895
Enel Americas S.A., 4%, 10/25/2026		1,891,000	1,935,836
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	200,000	325,227
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$1,116,000	1,181,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Utilities – Electric Power – continued
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	$1,242,836
Exelon Corp., 3.497%, 6/01/2022		406,000	418,218
FirstEnergy Corp., 3.9%, 7/15/2027		304,000	308,724
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	200,000	326,629
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$992,000	1,019,609
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,033,000	1,015,943
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	530,942
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		280,000	302,824
Public Service Enterprise Group, 2%, 11/15/2021		1,215,000	1,189,525
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,200,000	1,244,432

			$15,130,398

Total Bonds			$415,808,707

CONVERTIBLE PREFERRED STOCKS – 0.1%

UTILITIES – ELECTRIC POWER – 0.1%
NextEra Energy, Inc., 6.123%		3,325	$183,806
NextEra Energy, Inc., 6.371%		4,136	274,258

Total Convertible Preferred Stocks			$458,064

Issuer	Shares/Par	Value ($)
PREFERRED STOCKS – 0.4%
Automotive – 0.1%
Hyundai Motor Co. Ltd.	3,207	$287,002

Consumer Products – 0.3%
Henkel AG & Co. KGaA	18,033	$2,454,216

Total Preferred Stocks		$2,741,218

INVESTMENT COMPANIES (h) – 9.5%

MONEY MARKET FUNDS – 9.5%
MFS Institutional Money Market Portfolio, 1.11% (v)	73,847,850	$73,847,850

Underlying/ Expiration Date/ Exercise Price	Put/ Call	Counter- party	Notional Amount	Number of Contracts/ Par Amount

PURCHASED OPTIONS – 0.0%

MARKET INDEX SECURITIES – 0.0%
NASDAQ 100 Stock Index – December 2017 @ $4,700	Put	Goldman Sachs International	$20,329,620	34	$11,900
Markit CDX North America Investment Grade Index - October 2017 @ $70	Put	Goldman Sachs International	$68,000,509	$66,600,000	4,392

Total Purchased Options					$16,292

OTHER ASSETS, LESS LIABILITIES – 1.5%					11,930,209

Net Assets – 100.0%					$774,376,186

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $73,847,850 and $688,598,127, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,234,237, representing 6.5% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.234%, (U.S. LIBOR-1mo. + 1%) 6/15/2028	6/14/16	$1,147,993	$1,155,054
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	224,317	255,060
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	679,983	636,425
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	387,916	412,684
Total Restricted Securities			$2,459,223
% of Net assets			0.3%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 9/30/17

Forward Foreign Currency Exchange Contracts at 9/30/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	10,425,667	USD	8,214,339	JPMorgan Chase Bank N.A.	11/15/2017	$143,615
CHF	3,104,000	USD	3,206,873	Barclays Bank PLC	10/13/2017	695
CZK	9,851,000	USD	447,051	JPMorgan Chase Bank N.A.	10/13/2017	1,299
EUR	6,001,208	USD	6,914,142	Morgan Stanley Capital Services, Inc.	10/19/2017	184,762
GBP	2,367,846	USD	3,163,852	Deutsche Bank AG	10/13/2017	10,122
GBP	900,000	USD	1,192,670	Goldman Sachs International	10/13/2017	13,734
GBP	1,353,154	USD	1,808,382	JPMorgan Chase Bank N.A.	10/13/2017	5,451
GBP	10,834,291	USD	14,035,000	JPMorgan Chase Bank N.A.	11/15/2017	502,096
ILS	2,860,000	USD	795,052	Deutsche Bank AG	10/13/2017	14,321
MYR	5,986,756	USD	1,398,252	Barclays Bank PLC	10/25/2017	18,413
NZD	822,942	USD	593,000	Goldman Sachs International	11/15/2017	901
SGD	1,438,000	USD	1,057,807	JPMorgan Chase Bank N.A.	10/13/2017	2,450
USD	1,350,860	CAD	1,641,000	Barclays Bank PLC	10/13/2017	35,582
USD	5,206,800	EUR	4,363,000	Barclays Bank PLC	10/13/2017	47,388

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/17 - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,008,766	JPY	221,041,000	Barclays Bank PLC	10/13/2017	$43,481
USD	702,261	SEK	5,573,000	Barclays Bank PLC	10/13/2017	17,651
USD	2,716,958	JPY	299,015,000	BNP Paribas S.A.	10/13/2017	58,403
USD	5,162,394	AUD	6,556,000	Citibank N.A.	10/13/2017	20,388
USD	3,566,188	EUR	3,004,290	Citibank N.A.	10/13/2017	13,502
USD	685,543	JPY	75,000,000	Citibank N.A.	10/13/2017	18,714
USD	526,485	SEK	4,178,000	Citibank N.A.	10/13/2017	13,242
USD	2,461,651	GBP	1,829,000	Deutsche Bank AG	10/13/2017	9,972
USD	4,116,056	SEK	33,214,000	Deutsche Bank AG	10/13/2017	35,913
USD	443,261	AUD	560,232	Goldman Sachs International	10/13/2017	3,860
USD	1,152,581	CAD	1,402,000	Goldman Sachs International	10/13/2017	28,865
USD	1,853,295	EUR	1,545,374	Goldman Sachs International	10/13/2017	25,831
USD	1,299,504	JPY	142,986,000	Goldman Sachs International	10/13/2017	28,209
USD	519,000	CHF	495,472	Goldman Sachs International	11/15/2017	5,909
USD	3,135,308	CAD	3,809,000	JPMorgan Chase Bank N.A.	10/13/2017	82,356
USD	2,432,661	GBP	1,807,000	JPMorgan Chase Bank N.A.	10/13/2017	10,471
USD	2,598,448	JPY	285,973,000	JPMorgan Chase Bank N.A.	10/13/2017	55,850
USD	4,974,950	SEK	39,963,000	JPMorgan Chase Bank N.A.	10/13/2017	65,732
USD	16,416,000	AUD	20,790,853	JPMorgan Chase Bank N.A.	11/15/2017	115,908
USD	440,000	CAD	548,493	JPMorgan Chase Bank N.A.	11/15/2017	289
USD	41,732,645	CHF	40,026,072	JPMorgan Chase Bank N.A.	11/15/2017	283,296
USD	49,367,746	JPY	5,396,807,948	JPMorgan Chase Bank N.A.	11/15/2017	1,314,917
USD	8,871,827	KRW	10,083,816,100	JPMorgan Chase Bank N.A.	11/15/2017	63,308
USD	2,516,420	SEK	20,398,093	JPMorgan Chase Bank N.A.	11/15/2017	6,099
USD	3,796,264	CAD	4,622,000	Merrill Lynch International	10/13/2017	91,685

						$3,394,680

Liability Derivatives
AUD	3,426,600	USD	2,697,299	Citibank N.A.	10/13/2017	$(9,746)
AUD	119,000	USD	94,613	Goldman Sachs International	10/13/2017	(1,279)
AUD	2,987,593	USD	2,350,537	JPMorgan Chase Bank N.A.	10/13/2017	(7,306)
AUD	17,679,842	USD	13,901,324	JPMorgan Chase Bank N.A.	11/15/2017	(40,274)
AUD	923,286	USD	724,710	Morgan Stanley Capital Services, Inc.	10/13/2017	(558)
CAD	6,121,444	USD	5,007,414	Barclays Bank PLC	10/13/2017	(101,016)
CHF	1,743,458	USD	1,818,205	Goldman Sachs International	11/15/2017	(12,751)
EUR	3,662,000	USD	4,342,455	Barclays Bank PLC	10/13/2017	(12,002)
EUR	1,667,702	USD	1,991,665	Citibank N.A.	10/13/2017	(19,545)
EUR	28,591,942	USD	33,811,115	Goldman Sachs International	10/13/2017	(67)
EUR	1,679,262	USD	2,009,000	Goldman Sachs International	11/15/2017	(19,752)
EUR	2,482,000	USD	2,987,228	JPMorgan Chase Bank N.A.	10/13/2017	(52,170)
GBP	4,591,287	USD	6,167,636	Goldman Sachs International	10/13/2017	(13,255)
GBP	8,000,725	USD	10,765,000	JPMorgan Chase Bank N.A.	11/15/2017	(29,889)
INR	313,924,000	USD	4,880,280	Barclays Bank PLC	11/1/2017	(90,880)
JPY	245,649,000	USD	2,224,471	Barclays Bank PLC	10/13/2017	(40,395)
JPY	181,060,322	USD	1,639,016	Brown Brothers Harriman	10/13/2017	(29,201)
JPY	541,373,000	USD	4,950,608	Citibank N.A.	10/13/2017	(137,237)
JPY	4,143,982,166	USD	37,593,737	Goldman Sachs International	10/13/2017	(749,410)
JPY	580,348,061	USD	5,284,000	JPMorgan Chase Bank N.A.	11/15/2017	(116,618)
KRW	7,238,553,000	USD	6,352,784	JPMorgan Chase Bank N.A.	11/15/2017	(29,689)
MXN	34,324,081	USD	1,893,046	JPMorgan Chase Bank N.A.	10/13/2017	(11,335)
NOK	38,742,000	USD	5,000,573	Citibank N.A.	10/13/2017	(135,132)
NOK	12,271,000	USD	1,567,163	Goldman Sachs International	10/13/2017	(26,100)
NOK	99,958,946	USD	12,570,764	Goldman Sachs International	11/15/2017	(8,652)
NOK	32,264,284	USD	4,110,994	JPMorgan Chase Bank N.A.	10/13/2017	(59,061)
NOK	168,067,678	USD	21,373,774	JPMorgan Chase Bank N.A.	11/15/2017	(252,252)
NZD	2,205,816	USD	1,600,860	Goldman Sachs International	11/15/2017	(8,967)
NZD	1,290,028	USD	944,887	JPMorgan Chase Bank N.A.	10/13/2017	(13,286)
PLN	4,992,931	USD	1,386,120	JPMorgan Chase Bank N.A.	10/13/2017	(17,875)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/17 - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	31,226,000	USD	542,867	JPMorgan Chase Bank N.A.	11/8/2017	$(3,699)
SEK	62,995,522	USD	7,785,999	Goldman Sachs International	10/13/2017	(47,373)
SEK	43,513,553	USD	5,359,775	Goldman Sachs International	11/15/2017	(4,717)
SEK	39,599,000	USD	4,992,688	JPMorgan Chase Bank N.A.	10/13/2017	(128,186)
SEK	100,743,623	USD	12,685,000	JPMorgan Chase Bank N.A.	11/15/2017	(286,840)
THB	56,941,650	USD	1,723,181	JPMorgan Chase Bank N.A.	11/17/2017	(13,735)
USD	4,917,421	CAD	6,240,906	Barclays Bank PLC	10/13/2017	(84,727)
USD	4,860,886	EUR	4,131,000	BNP Paribas S.A.	10/13/2017	(24,177)
USD	120,234	GBP	93,000	Brown Brothers Harriman	10/13/2017	(4,427)
USD	2,466,064	GBP	1,890,425	Citibank N.A.	10/13/2017	(67,953)
USD	6,161,709	CAD	7,828,969	Deutsche Bank AG	10/13/2017	(113,287)
USD	3,602,392	EUR	3,052,000	Deutsche Bank AG	10/13/2017	(6,713)
USD	1,234,556	GBP	945,607	Deutsche Bank AG	10/13/2017	(32,981)
USD	1,010,068	DKK	6,373,569	Goldman Sachs International	10/13/2017	(2,797)
USD	2,486,896	EUR	2,106,931	Goldman Sachs International	10/13/2017	(4,629)
USD	1,497,996	GBP	1,156,151	Goldman Sachs International	10/13/2017	(51,764)
USD	742,000	CHF	718,549	Goldman Sachs International	11/15/2017	(2,100)
USD	89,023,297	EUR	75,420,798	Goldman Sachs International	11/15/2017	(319,934)
USD	24,955,000	NZD	34,676,868	Goldman Sachs International	11/15/2017	(70,594)
USD	2,571,563	EUR	2,178,000	JPMorgan Chase Bank N.A.	10/13/2017	(4,004)
USD	1,270,815	GBP	982,000	JPMorgan Chase Bank N.A.	10/13/2017	(45,505)
USD	392,749	NZD	546,000	JPMorgan Chase Bank N.A.	10/13/2017	(1,548)
USD	8,285,000	AUD	10,580,639	JPMorgan Chase Bank N.A.	11/15/2017	(10,253)
USD	1,667,650	DKK	10,498,333	JPMorgan Chase Bank N.A.	11/15/2017	(3,846)
USD	38,363,460	EUR	32,496,728	JPMorgan Chase Bank N.A.	11/15/2017	(132,058)
USD	29,278,107	GBP	22,450,763	JPMorgan Chase Bank N.A.	11/15/2017	(845,591)
USD	705,453	ILS	2,517,156	JPMorgan Chase Bank N.A.	11/15/2017	(7,715)
USD	2,321,000	JPY	260,917,768	JPMorgan Chase Bank N.A.	11/15/2017	(2,195)
USD	909,667	SGD	1,238,213	JPMorgan Chase Bank N.A.	11/15/2017	(3,606)
USD	3,360,268	CAD	4,259,342	Merrill Lynch International	10/13/2017	(53,636)
USD	541,392	CAD	682,000	Morgan Stanley Capital Services, Inc.	10/13/2017	(5,237)
ZAR	18,564,135	USD	1,389,014	Barclays Bank PLC	10/13/2017	(20,070)

						$(4,451,597)

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	394	$24,803,846	October - 2017	$404,238
DAX Index	Long	EUR	49	18,529,302	December - 2017	150,515
FTSE/MIB Index	Long	EUR	197	26,347,538	December - 2017	548,732
Hang Seng Index	Long	HKD	150	26,417,443	October - 2017	43,629
IBEX Index	Long	EUR	174	21,245,770	October - 2017	28,316
KOSPI 200 Index	Long	KRW	307	21,285,753	December - 2017	405,411
Mexican Bolsa Index	Long	MXN	127	3,530,265	December - 2017	6,689
MSCI Singapore Index	Long	SGD	359	9,521,195	October - 2017	38,304
MSCI Taiwan Index	Long	USD	213	8,194,110	October - 2017	3,489
Topix Index	Short	JPY	2	297,712	December - 2017	137,411
FTSE JSE Index	Short	ZAR	512	18,960,498	December - 2017	217,284
Hang Seng China Enterprises Index	Short	HKD	42	2,931,871	October - 2017	12,192
Nifty Index	Short	USD	956	18,743,336	October - 2017	182,510
S&P/ASX 200 Index	Short	AUD	227	25,230,927	December - 2017	146,186

						$2,324,906

Portfolio of Investments (unaudited) – continued

Futures Contracts at 9/30/17 - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures
Japan Government Bond 10 yr	Short	JPY	32	$42,756,721	December - 2017	$218,547
U.S. Treasury Note 10 yr	Short	USD	819	102,630,938	December - 2017	1,107,963

						$1,326,510

						$3,651,416

Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	5,937	$21,220,532	October - 2017	$(1,673,249)
FTSE 100 Index	Long	GBP	17	1,669,659	December - 2017	(7,968)
AEX 25 Index	Short	EUR	41	5,203,411	October - 2017	(101,912)
IBOV Index	Short	BRL	851	20,049,814	October - 2017	(629,732)
OMX Index	Short	SEK	617	12,398,860	October - 2017	(451,298)
Russell 2000 Index	Short	USD	346	25,827,170	December - 2017	(1,562,823)
S&P 500 E-Mini Index	Short	USD	61	7,674,105	December - 2017	(156,801)
S&P/TSX 60 Index	Short	CAD	169	24,886,444	December - 2017	(1,203,306)

						$(5,787,089)

Interest Rate Futures
Australian Treasury Bond 10 yr	Long	AUD	757	$75,436,283	December - 2017	$(937,322)
German Euro Bund 10 yr	Long	EUR	247	47,003,552	December - 2017	(349,776)
Long Gilt 10 yr	Long	GBP	64	10,623,944	December - 2017	(327,756)
Canadian Treasury Bond 10 yr	Short	CAD	324	35,132,999	December - 2017	(46,418)

						$(1,661,272)

						$(7,448,361)

At September 30, 2017, the fund had cash collateral of $1,453,189 and other liquid securities with an aggregate value of $25,466,110 to cover any commitments certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in financial instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$145,360,505	$11,900	$—	$145,372,405
Switzerland	21,218,750	—	—	21,218,750
United Kingdom	20,238,765	—	—	20,238,765
Japan	18,669,035	—	—	18,669,035
France	13,279,124	—	—	13,279,124
Germany	9,369,384	—	—	9,369,384
Canada	9,054,967	—	—	9,054,967
Taiwan	6,908,259	—	—	6,908,259
Netherlands	6,118,286	—	—	6,118,286
Other Countries	21,160,587	1,395,466	—	22,556,053
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	34,717,838	—	34,717,838
Non-U.S. Sovereign Debt	—	152,536,079	—	152,536,079
U.S. Corporate Bonds	—	97,749,389	—	97,749,389
Residential Mortgage-Backed Securities	—	44,862,022	—	44,862,022
Commercial Mortgage-Backed Securities	—	5,690,562	—	5,690,562
Asset-Backed Securities (including CDOs)	—	19,423,168	—	19,423,168
Foreign Bonds	—	60,834,041	—	60,834,041
Mutual Funds	73,847,850	—	—	73,847,850
Total	$345,225,512	$417,220,465	$—	$762,445,977

Other Financial Instruments
Futures Contracts – Assets	$3,651,416	$—	$—	$3,651,416
Futures Contracts – Liabilities	(7,448,361)	—	—	(7,448,361)
Forward Foreign Currency Exchange Contracts – Assets	—	3,394,680	—	3,394,680
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,451,597)	—	(4,451,597)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $66,448,306 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		67,748,319	162,675,747	(156,576,216)	73,847,850

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,179)	$4,583	$—	$431,926	$73,847,850

Supplemental Information (unaudited) – continued

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:

United States	41.7%
Germany	12.3%
United Kingdom	7.8%
Australia	7.0%
France	6.0%
Italy	6.0%
Spain	4.4%
Hong Kong	3.6%
Canada	(3.6)%
Other Countries	14.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2017

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.3%
Agency – Other – 5.0%
Financing Corp., 9.4%, 2/08/2018	$6,495,000	$6,682,952
Financing Corp., 9.8%, 4/06/2018	7,760,000	8,102,069
Financing Corp., 10.35%, 8/03/2018	3,915,000	4,206,135
Financing Corp., STRIPS, 0%, 11/30/2017	10,160,000	10,140,639

		$29,131,795

Asset-Backed & Securitized – 4.1%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 2.463%, (U.S. LIBOR-3mo. + 1.16%) 7/15/2026 (n)	$2,277,000	$2,286,088
ALM Loan Funding CLO, 2014-14A, “A1R”, FLR, 2.463%, (U.S. LIBOR-3mo. + 1.15%) 7/28/2026 (n)	1,553,038	1,559,551
Atrium CDO Corp., 2011-A, “A1R”, FLR, 2.452%, (U.S. LIBOR-3mo. + 1.14%) 10/23/2025 (n)	2,306,000	2,316,066
Cent CLO LP, 2014-21A, “A1”, FLR, 2.526%, (U.S. LIBOR-3mo. + 1.21%) 7/27/2026 (n)	2,454,095	2,460,617
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,568,378
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,449,689
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	148,791
Dryden Senior Loan Fund, 2014-34A, “AR”, FLR, 2.463%, (LIBOR-3mo. + 1.16%) 10/15/2026 (n)	1,537,212	1,546,057
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FLR, 1.834%, (LIBOR-1mo. + 0.6%) 8/15/2020	960,000	963,698
Fortress Credit BSL Ltd., 2013-1A, “A”, FLR, 2.486%, (U.S. LIBOR-3mo. + 1.18%) 1/19/2025 (n)	833,573	834,099
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	2,015,405
TICP CLO Ltd., FLR, 2.486%, (U.S. LIBOR-3mo. + 1.18%) 1/20/2027 (n)	2,261,352	2,267,729
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	2,005,530
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	929,723
West CLO Ltd. 2013-1A, “A1AR”, FLR, 2.471%, (U.S. LIBOR-3mo. + 1.16%) 11/07/2025 (n)	1,522,000	1,525,529

		$23,876,950

Automotive – 0.4%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$1,014,000	$1,020,551
Hyundai Capital America, 2%, 3/19/2018 (n)	1,115,000	1,115,407

Issuer	Shares/Par	Value ($)
BONDS – continued
Automotive – continued
Hyundai Capital America, 2.4%, 10/30/2018 (n)	$222,000	$222,805

		$2,358,763

Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,271,000	$1,284,879

Chemicals – 0.3%
Sherwin Williams Co., 2.75%, 6/01/2022	$1,673,000	$1,684,263

Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$541,000	$555,842

Computer Software – Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$1,696,000	$1,742,124

Consumer Products – 0.5%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$1,293,000	$1,322,796
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,311,000	1,301,533

		$2,624,329

Local Authorities – 1.0%
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	$960,000	$1,132,570
State of California (Build America Bonds), 7.6%, 11/01/2040	1,935,000	3,022,160
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,721,923

		$5,876,653

Major Banks – 0.1%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$565,000	$578,476

Mortgage-Backed – 52.4%
Fannie Mae, 2.28%, 11/01/2026	$268,106	$258,485
Fannie Mae, 6%, 1/01/2018 - 7/01/2037	1,122,564	1,265,423
Fannie Mae, 3.8%, 2/01/2018	592,223	591,661
Fannie Mae, 5%, 2/01/2018 - 3/01/2041	7,156,155	7,835,670
Fannie Mae, 5.5%, 2/01/2018 - 3/01/2038	9,582,490	10,705,857
Fannie Mae, 4%, 3/01/2018 - 7/01/2047	45,206,419	47,797,665
Fannie Mae, 3.99%, 4/01/2018	600,000	600,728
Fannie Mae, 3.725%, 6/01/2018	485,981	488,902
Fannie Mae, 5.6%, 1/01/2019	390,053	405,032
Fannie Mae, 5.1%, 3/01/2019	175,423	180,465
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	21,926,656	23,684,391
Fannie Mae, 4.829%, 8/01/2019	1,378,212	1,443,248
Fannie Mae, 5.05%, 8/01/2019	297,030	312,459
Fannie Mae, 4.67%, 9/01/2019	504,905	529,635
Fannie Mae, 4.83%, 9/01/2019	352,734	370,949
Fannie Mae, 1.99%, 10/01/2019	943,293	942,676
Fannie Mae, 4.88%, 3/01/2020	180,818	186,919
Fannie Mae, 4.14%, 8/01/2020	423,566	444,997
Fannie Mae, 2.56%, 10/01/2021	232,698	233,765

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 2.67%, 3/01/2022	$449,204	$457,982
Fannie Mae, 2.152%, 1/25/2023	1,600,000	1,580,235
Fannie Mae, 2.73%, 4/01/2023	506,588	518,581
Fannie Mae, 2.41%, 5/01/2023	639,286	643,360
Fannie Mae, 2.55%, 5/01/2023	550,437	557,768
Fannie Mae, 2.59%, 5/01/2023	350,531	355,892
Fannie Mae, 4.5%, 5/01/2025	120,688	127,171
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	964,569	1,093,203
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	14,345,564	14,565,745
Fannie Mae, 3.5%, 1/01/2042 - 1/01/2047	30,641,717	31,665,173
Fannie Mae FLR, 2.683%, 12/25/2026	1,032,000	1,010,745
Fannie Mae, FLR, 1.587%, 5/25/2018	488,158	488,512
Freddie Mac, 4.5%, 9/01/2046	3,337,671	3,576,946
Freddie Mac, 3.154%, 2/25/2018	1,866,067	1,869,137
Freddie Mac, 5%, 9/01/2018 - 6/01/2040	1,412,477	1,542,511
Freddie Mac, 2.22%, 12/25/2018	1,500,000	1,506,232
Freddie Mac, 2.086%, 3/25/2019	1,800,000	1,806,666
Freddie Mac, 1.883%, 5/25/2019	3,750,000	3,754,210
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	3,212,276	3,626,632
Freddie Mac, 2.456%, 8/25/2019	1,862,000	1,879,139
Freddie Mac, 4.186%, 8/25/2019	814,000	845,307
Freddie Mac, 1.869%, 11/25/2019	2,988,697	2,987,626
Freddie Mac, 4.251%, 1/25/2020	1,449,000	1,516,086
Freddie Mac, 2.313%, 3/25/2020	1,511,000	1,522,273
Freddie Mac, 4.224%, 3/25/2020	1,911,350	2,004,220
Freddie Mac, 3.808%, 8/25/2020	999,000	1,045,397
Freddie Mac, 3.034%, 10/25/2020	1,327,000	1,361,688
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	2,328,467	2,599,377
Freddie Mac, 2.716%, 6/25/2022	1,616,064	1,648,348
Freddie Mac, 2.682%, 10/25/2022	1,500,000	1,525,590
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	3,463,354	3,721,889
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,346,932
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,088,690
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,657,012
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,406,044	4,589,467
Freddie Mac, 3.06%, 7/25/2023	1,286,000	1,329,875
Freddie Mac, 2.454%, 8/25/2023	1,469,000	1,472,765
Freddie Mac, 1.018%, 4/25/2024 (i)	16,727,142	799,950
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,947,324
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,065,857
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,226,033
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,956,921	3,115,993
Freddie Mac, 3.01%, 7/25/2025	904,000	925,349
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,662,490
Freddie Mac, 3.243%, 4/25/2027	2,062,000	2,129,074
Freddie Mac, 3.117%, 6/25/2027	1,490,000	1,521,486
Freddie Mac, 3.194%, 7/25/2027	2,152,000	2,225,596
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	627,115	717,201
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	33,191,115	34,335,802
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	17,802,246	17,945,123
Freddie Mac FLR, 0.618%, 7/25/2024 (i)	17,906,000	624,561
Freddie Mac FLR, 3.224%, 3/25/2027	2,380,000	2,453,903
Freddie Mac FLR, 0.579%, 7/25/2027 (i)	30,094,000	1,463,170
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	2,123,601	2,383,902
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	4,946,655	5,353,091

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	$996,848	$1,055,855
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	8,934,418	9,336,462
Ginnie Mae, 6.158%, 4/20/2058	35,588	38,919
Ginnie Mae FLR, 0.658%, 2/16/2059 (i)	2,361,769	158,971

		$306,653,421

Network & Telecom – 0.2%
AT&T, Inc., 3.4%, 8/14/2024	$1,198,000	$1,199,866

Other Banks & Diversified Financials – 0.5%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,492,000	$1,497,968
ING Groep N.V., 3.15%, 3/29/2022	1,606,000	1,636,558

		$3,134,526

Restaurants – 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$604,000	$615,415

Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,309,962

Tobacco – 0.2%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$1,283,000	$1,290,209

U.S. Government Agencies and Equivalents – 5.9%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,462,112
AID-Ukraine, 1.844%, 5/16/2019	2,527,000	2,541,988
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,136,335
Federal Home Loan Bank, 1.375%, 9/28/2020	6,515,000	6,452,678
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,205,000	2,216,671
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	2,742,000	2,804,466
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	601,630
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	781,227
Private Export Funding Corp., 1.875%, 7/15/2018	2,300,000	2,308,965
Private Export Funding Corp., 2.05%, 11/15/2022	5,000,000	4,998,245
Small Business Administration, 6.35%, 4/01/2021	76,651	80,325
Small Business Administration, 6.34%, 5/01/2021	80,519	84,336
Small Business Administration, 6.44%, 6/01/2021	149,205	156,440
Small Business Administration, 6.625%, 7/01/2021	150,953	158,350
Small Business Administration, 6.07%, 3/01/2022	120,163	126,689
Small Business Administration, 4.98%, 11/01/2023	179,123	189,518
Small Business Administration, 4.77%, 4/01/2024	400,491	418,729
Small Business Administration, 5.52%, 6/01/2024	172,173	182,245

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.99%, 9/01/2024	$28,063	$29,518
Small Business Administration, 5.11%, 4/01/2025	278,039	293,254
Small Business Administration, 2.21%, 2/01/2033	941,437	926,725
Small Business Administration, 2.22%, 3/01/2033	1,652,086	1,635,605
Small Business Administration, 3.15%, 7/01/2033	1,586,534	1,637,304
Small Business Administration, 3.16%, 8/01/2033	867,830	896,392
Small Business Administration, 3.62%, 9/01/2033	554,236	581,924
Tennessee Valley Authority, 1.75%, 10/15/2018	1,889,000	1,895,338

		$34,597,009

U.S. Treasury Obligations – 26.5%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$212,739
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,564,964
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,476,439
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,536,902
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	443,589
U.S. Treasury Bonds, 4.5%, 8/15/2039	3,387,500	4,379,792
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	8,628,015
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	13,627,234

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.5%, 2/15/2045	$21,059,000	$19,640,808
U.S. Treasury Notes, 1.75%, 11/30/2021	11,000,000	10,962,617
U.S. Treasury Notes, 2.75%, 2/15/2019	4,402,400	4,481,678
U.S. Treasury Notes, 3.125%, 5/15/2019	4,427,000	4,546,667
U.S. Treasury Notes, 2.625%, 8/15/2020	8,002,000	8,229,244
U.S. Treasury Notes, 2%, 11/30/2020	4,541,000	4,586,942
U.S. Treasury Notes, 3.125%, 5/15/2021	1,901,000	1,993,600
U.S. Treasury Notes, 1.75%, 5/15/2022	18,594,000	18,495,219
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	28,069,000	28,792,654
U.S. Treasury Notes, 2.5%, 5/15/2024	14,369,000	14,696,793
U.S. Treasury Notes, 2%, 8/15/2025	438,000	430,506
U.S. Treasury Notes, 2%, 11/15/2026	1,007,000	981,314

		$154,707,716

Utilities – Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,527,834

Total Bonds		$574,750,032

INVESTMENT COMPANIES (h) – 1.3%

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 1.11% (v)	7,573,152	$7,573,152

OTHER ASSETS, LESS LIABILITIES – 0.4%		2,530,973

Net Assets – 100.0%		$584,854,157

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $7,573,152 and $574,750,032, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $22,329,968 representing 3.8% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
AGM	Assured Guaranty Municipal

3

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	88	$18,981,875	December - 2017	$(48,436)

At September 30, 2017, the fund had liquid securities with an aggregate value of $40,000 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total financial instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$218,436,520	$—	$218,436,520
Non-U.S. Sovereign Debt	—	1,309,962	—	1,309,962
Municipal Bonds	—	5,876,653	—	5,876,653
U.S. Corporate Bonds	—	9,425,736	—	9,425,736
Residential Mortgage-Backed Securities	—	306,653,421	—	306,653,421
Commercial Mortgage-Backed Securities	—	8,117,515	—	8,117,515
Asset-Backed Securities (including CDOs)	—	15,759,435	—	15,759,435
Foreign Bonds	—	9,170,790	—	9,170,790
Mutual Funds	7,573,152	—	—	7,573,152
Total	$7,573,152	$574,750,032	$—	$582,323,184

Other Financial Instruments
Futures Contracts – Liabilities	$(48,436)	$—	$—	$(48,436)

5

Supplemental Information (unaudited) – continued

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		6,685,381	102,999,794	(102,112,023)	7,573,152

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$386	$(121)	$—	$6,702	$7,573,152

6

QUARTERLY REPORT

September 30, 2017

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 94.0%
Aerospace – 1.6%
Dae Funding LLC, 5%, 8/01/2024 (n)	$2,215,000	$2,270,351
KLX, Inc., 5.875%, 12/01/2022 (n)	2,140,000	2,242,078
TransDigm, Inc., 6.375%, 6/15/2026	1,160,000	1,188,281
TransDigm, Inc., 6%, 7/15/2022	390,000	404,625
TransDigm, Inc., 6.5%, 7/15/2024	955,000	986,038

		$7,091,373

Asset-Backed & Securitized – 0.1%
Citigroup Commercial Mortgage Trust, 5.933%, 12/10/2049	$2,086,863	$130,429
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	1,654,271	264,683
CWCapital Cobalt Ltd., CDO, “F”, FLR, 2.614%, (0% cash or 2.614% PIK), (LIBOR – 3mo. + 1.3%) 4/26/2050 (a)(p)(z)	1,144,049	114

		$395,226

Automotive – 2.1%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$2,589,000	$2,686,994
Gates Global LLC, 6%, 7/15/2022 (n)	1,830,000	1,880,325
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)	2,145,000	2,185,219
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	1,600,000	1,682,000
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,045,000	1,102,475

		$9,537,013

Broadcasting – 2.9%
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	$975,000	$1,000,594
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	1,260,000	1,297,800
E. W. Scripps Co., 5.125%, 5/15/2025 (n)	1,410,000	1,438,200
Liberty Media Corp. – Liberty Formula One, 8.5%, 7/15/2029	1,480,000	1,653,900
Liberty Media Corp. – Liberty Formula One, 8.25%, 2/01/2030	315,000	348,075
Match Group, Inc., 6.375%, 6/01/2024	1,395,000	1,518,806
Netflix, Inc., 5.875%, 2/15/2025	2,585,000	2,827,344
Netflix, Inc., 4.375%, 11/15/2026 (n)	775,000	777,666
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	1,720,000	1,767,300
WMG Acquisition Corp., 5%, 8/01/2023 (z)	525,000	542,063

		$13,171,748

Building – 4.3%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$1,515,000	$1,613,475
Allegion PLC, 5.875%, 9/15/2023	750,000	809,981
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	1,690,000	1,738,672

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – continued
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	$1,735,000	$1,847,775
Gibraltar Industries, Inc., 6.25%, 2/01/2021	1,515,000	1,558,556
HD Supply, Inc., 5.75%, 4/15/2024 (n)	1,715,000	1,835,050
New Enterprise Stone & Lime Co., Inc., 10.12%, 4/01/2022 (n)	1,825,000	1,966,438
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	1,795,000	1,907,188
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	1,730,000	1,838,644
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,265,000	1,380,064
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)	495,000	510,048
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	2,370,000	2,500,350

		$19,506,241

Business Services – 2.4%
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	$765,000	$787,950
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	1,540,000	1,601,600
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	1,270,000	1,339,850
CDK Global, Inc., 4.875%, 6/01/2027 (n)	1,855,000	1,906,013
Equinix, Inc., 5.375%, 4/01/2023	1,145,000	1,191,716
Equinix, Inc., 5.375%, 1/01/2022	320,000	335,520
Equinix, Inc., 5.75%, 1/01/2025	335,000	360,544
First Data Corp., 5%, 1/15/2024 (n)	3,335,000	3,462,731

		$10,985,924

Cable TV – 6.8%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$2,590,000	$2,745,400
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	1,660,000	1,750,785
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022	250,000	257,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	1,395,000	1,449,056
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	565,000	585,549
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	1,515,000	1,588,478
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	3,390,000	3,529,838
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	2,785,000	2,896,400
DISH DBS Corp., 5.875%, 11/15/2024	985,000	1,032,403
DISH DBS Corp., 5%, 3/15/2023	1,090,000	1,113,844
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	905,000	766,988

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – continued
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	$440,000	$473,000
Lynx II Corp., 6.375%, 4/15/2023 (n)	985,000	1,028,094
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	950,000	1,002,250
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	770,000	791,175
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	1,605,000	1,727,381
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	1,264,500	1,305,596
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	835,000	890,319
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,170,000	2,256,149
Videotron Ltd., 5.375%, 6/15/2024 (n)	455,000	493,675
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	207,250
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	955,000	994,394
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	2,080,000	2,168,400

		$31,053,924

Chemicals – 2.1%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$1,875,000	$1,954,688
Chemours Co., 7%, 5/15/2025	525,000	581,438
Chemours Co., 6.625%, 5/15/2023	1,120,000	1,191,400
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	1,385,000	1,452,519
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	2,070,000	2,339,100
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	1,380,000	1,454,175
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	618,000	670,530

		$9,643,850

Computer Software – 1.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$1,385,000	$1,538,112
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	1,485,000	1,552,449
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	1,565,000	1,658,900
Verisign, Inc., 4.75%, 7/15/2027	502,000	517,060
VeriSign, Inc., 5.25%, 4/01/2025	525,000	567,000
VeriSign, Inc., 4.625%, 5/01/2023	1,620,000	1,672,650

		$7,506,171

Computer Software – Systems – 2.0%
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	$510,000	$535,500
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	815,000	907,714
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	1,900,000	1,945,125
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	2,240,000	2,321,312

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – Systems – continued
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	$1,525,000	$1,609,523
Western Digital Corp., 10.5%, 4/01/2024	1,615,000	1,897,625

		$9,216,799

Conglomerates – 3.1%
Amsted Industries Co., 5%, 3/15/2022 (n)	$2,500,000	$2,581,250
EnerSys, 5%, 4/30/2023 (n)	3,100,000	3,224,000
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)	160,000	167,000
Enpro Industries, Inc., 5.875%, 9/15/2022	2,175,000	2,270,156
Entegris, Inc., 6%, 4/01/2022 (n)	2,117,000	2,212,265
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	1,945,000	2,037,388
TriMas Corp., 4.875%, 10/15/2025 (z)	1,820,000	1,834,788

		$14,326,847

Construction – 0.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$930,000	$234,034
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	807,000	200,741
Mattamy Group Corp., 6.5%, 10/01/2025 (z)	960,000	984,000

		$1,418,775

Consumer Products – 0.7%
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	$1,305,000	$1,344,150
Spectrum Brands, Inc., 5.75%, 7/15/2025	1,905,000	2,028,825

		$3,372,975

Consumer Services – 2.0%
ADT Corp., 6.25%, 10/15/2021	$1,890,000	$2,100,026
Interval Acquisition Corp., 5.625%, 4/15/2023	2,860,000	2,945,800
Monitronics International, Inc., 9.125%, 4/01/2020	1,360,000	1,210,400
Service Corp. International, 5.375%, 5/15/2024	1,003,000	1,065,688
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,540,000	1,582,350

		$8,904,264

Containers – 4.3%
Berry Global Group, Inc., 5.5%, 5/15/2022	$2,200,000	$2,296,250
Berry Global Group, Inc., 6%, 10/15/2022	500,000	530,625
Crown American LLC, 4.5%, 1/15/2023	1,477,000	1,554,543
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,080,000	1,090,800
Multi-Color Corp., 6.125%, 12/01/2022 (n)	2,174,000	2,280,526
Multi-Color Corp., 4.875%, 11/01/2025 (z)	280,000	283,066
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	2,082,000	2,151,122
Reynolds Group, 5.75%, 10/15/2020	1,265,000	1,287,201
Reynolds Group, 5.125%, 7/15/2023 (n)	1,260,000	1,314,936

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Containers – continued
Reynolds Group, 7%, 7/15/2024 (n)	$1,265,000	$1,347,225
Sealed Air Corp., 4.875%, 12/01/2022 (n)	1,950,000	2,074,313
Sealed Air Corp., 5.125%, 12/01/2024 (n)	365,000	392,831
Sealed Air Corp., 5.5%, 9/15/2025 (n)	420,000	462,000
Signode Industrial Group, 6.375%, 5/01/2022 (n)	1,170,000	1,213,875
Silgan Holdings, Inc., 5.5%, 2/01/2022	185,000	189,856
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	1,065,000	1,096,950

		$19,566,119

Electrical Equipment – 0.5%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$505,000	$528,356
CommScope Technologies LLC, 5%, 3/15/2027 (n)	1,800,000	1,804,500

		$2,332,856

Electronics – 0.6%
Sensata Technologies B.V., 5%, 10/01/2025 (n)	$1,685,000	$1,776,074
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	835,000	919,544

		$2,695,618

Energy – Independent – 6.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$2,215,000	$2,392,200
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	2,285,000	2,319,275
Consol Energy, Inc., 5.875%, 4/15/2022	880,000	888,800
Consol Energy, Inc., 8%, 4/01/2023	1,750,000	1,859,480
Continental Resources, Inc., 4.5%, 4/15/2023	2,805,000	2,812,013
Diamondback Energy, Inc., 5.375%, 5/31/2025	1,930,000	2,012,025
Gulfport Energy Corp., 6.375%, 5/15/2025	730,000	739,125
Gulfport Energy Corp., 6%, 10/15/2024	1,445,000	1,455,838
Laredo Petroleum, Inc., 6.25%, 3/15/2023	2,160,000	2,224,800
PDC Energy, Inc., 6.125%, 9/15/2024	2,385,000	2,492,325
QEP Resources, Inc., 5.25%, 5/01/2023	1,710,000	1,662,975
Rice Energy, Inc., 7.25%, 5/01/2023	925,000	996,688
Seven Generations Energy, 6.75%, 5/01/2023 (n)	1,695,000	1,786,106
Seven Generations Energy, 5.375%, 9/30/2025 (n)	1,020,000	1,027,650
SM Energy Co., 6.75%, 9/15/2026	2,355,000	2,355,000
Whiting Petroleum Corp., 6.25%, 4/01/2023	1,750,000	1,721,563

		$28,745,863

Entertainment – 1.7%
Cedar Fair LP, 5.375%, 4/15/2027 (n)	$995,000	$1,044,750
Cedar Fair LP, 5.375%, 6/01/2024	515,000	541,394
Cinemark USA, Inc., 5.125%, 12/15/2022	1,205,000	1,236,631
Cinemark USA, Inc., 4.875%, 6/01/2023	1,450,000	1,464,500

Issuer	Shares/Par	Value ($)
BONDS – continued
Entertainment – continued
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$3,280,000	$3,337,400

		$7,624,675

Financial Institutions – 2.6%
Aircastle Ltd., 5.125%, 3/15/2021	$505,000	$537,825
Aircastle Ltd., 5.5%, 2/15/2022	1,110,000	1,212,675
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	820,000	822,563
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	2,460,000	2,515,350
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	525,000	535,500
Navient Corp., 7.25%, 9/25/2023	775,000	841,844
Navient Corp., 7.25%, 1/25/2022	1,575,000	1,722,656
Navient Corp., 6.125%, 3/25/2024	814,000	839,234
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,495,000	2,619,750

		$11,647,397

Food & Beverages – 3.0%
Aramark Services, Inc., 4.75%, 6/01/2026	$1,480,000	$1,558,292
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	2,085,000	2,173,613
JBS Investments GmbH, 7.25%, 4/03/2024	925,000	923,844
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	2,180,000	2,185,450
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	860,000	896,550
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	750,000	787,500
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	1,010,000	1,031,463
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	1,920,000	2,035,200
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	2,055,000	2,152,613

		$13,744,525

Forest & Paper Products – 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$687,000	$370,980

Gaming & Lodging – 2.5%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$1,600,000	$1,654,192
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	260,000	283,725
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,665,000	1,823,175
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,520,000	1,565,600
MGM Resorts International, 6.625%, 12/15/2021	1,475,000	1,659,375
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	920,000	952,200
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	1,940,000	1,983,650
Wynn Macau Ltd., 4.875%, 10/01/2024 (z)	835,000	850,656

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Gaming & Lodging – continued
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	$530,000	$537,619

		$11,310,192

Industrial – 0.4%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$1,955,000	$2,033,200

Insurance – Health – 0.5%
Centene Corp., 5.625%, 2/15/2021	$925,000	$962,185
Centene Corp., 6.125%, 2/15/2024	1,240,000	1,340,750

		$2,302,935

Machinery & Tools – 1.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$1,730,000	$1,859,750
CNH Industrial Capital LLC, 4.375%, 11/06/2020	2,260,000	2,373,000
CNH Industrial N.V., 4.5%, 8/15/2023	1,220,000	1,291,980

		$5,524,730

Major Banks – 1.3%
Bank of America Corp. , 6.1% to 3/17/2025, FLR to 12/29/2049	$1,590,000	$1,752,975
JPMorgan Chase & Co., 6% to 8/01/2023, FLR to 12/31/2049	1,440,000	1,566,000
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/29/2049	2,245,000	2,464,970

		$5,783,945

Medical & Health Technology & Services – 6.2%
AmSurg Corp., 5.625%, 7/15/2022	$1,450,000	$1,511,625
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,555,000	1,220,675
DaVita, Inc., 5.125%, 7/15/2024	545,000	546,363
DaVita, Inc., 5%, 5/01/2025	1,740,000	1,716,580
HCA, Inc., 5.375%, 2/01/2025	2,475,000	2,608,031
HCA, Inc., 7.5%, 2/15/2022	2,030,000	2,328,796
HCA, Inc., 5.875%, 3/15/2022	1,375,000	1,522,813
HCA, Inc., 4.75%, 5/01/2023	200,000	211,000
HCA, Inc., 5%, 3/15/2024	2,310,000	2,460,150
HealthSouth Corp., 5.125%, 3/15/2023	1,710,000	1,767,200
HealthSouth Corp., 5.75%, 11/01/2024	1,360,000	1,395,700
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	1,290,000	1,351,275
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	1,745,000	1,849,700
Quorum Health Corp., 11.625%, 4/15/2023	1,585,000	1,458,200
Tenet Healthcare Corp., 8.125%, 4/01/2022	1,730,000	1,760,275
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	1,535,000	1,513,894
Universal Health Services, Inc., 7.625%, 8/15/2020	1,685,000	1,706,063
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	1,240,000	1,233,800

		$28,162,140

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical Equipment – 0.9%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$1,755,000	$1,842,750
Teleflex, Inc., 4.875%, 6/01/2026	855,000	887,063
Teleflex, Inc., 5.25%, 6/15/2024	1,250,000	1,321,875

		$4,051,688

Metals & Mining – 5.1%
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	$1,475,000	$1,519,250
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	1,000,000	1,028,750
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	285,000	291,555
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	2,719,000	2,963,710
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	1,620,000	1,595,700
GrafTech International Co., 6.375%, 11/15/2020	1,430,000	1,390,675
Kaiser Aluminum Corp., 5.875%, 5/15/2024	1,595,000	1,706,650
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	1,335,000	1,346,681
Kinross Gold Corp., 5.125%, 9/01/2021	605,000	648,863
Kinross Gold Corp., 5.95%, 3/15/2024	1,010,000	1,122,110
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	710,000	738,400
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	840,000	913,500
Novelis Corp., 5.875%, 9/30/2026 (n)	2,480,000	2,517,200
Steel Dynamics, Inc., 4.125%, 9/15/2025 (z)	846,000	852,870
Steel Dynamics, Inc., 5.125%, 10/01/2021	975,000	1,003,031
Steel Dynamics, Inc., 5.25%, 4/15/2023	465,000	483,600
Steel Dynamics, Inc., 5.5%, 10/01/2024	1,110,000	1,187,700
Suncoke Energy, Inc., 7.625%, 8/01/2019	301,000	300,248
TMS International Corp., 7.25%, 8/15/2025 (n)	1,530,000	1,564,425

		$23,174,918

Midstream – 3.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$2,555,000	$2,650,813
DCP Midstream LP, 4.95%, 4/01/2022	772,000	800,950
DCP Midstream LP, 5.6%, 4/01/2044	525,000	489,563
DCP Midstream LP, 3.875%, 3/15/2023	1,270,000	1,244,600
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	1,870,000	2,402,916
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,355,000	1,501,828
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (z)	2,525,000	2,566,031
Targa Resources Partners LP, 5.375%, 2/01/2027	3,085,000	3,212,256
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	830,000	838,300

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	$1,445,000	$1,473,900

		$17,181,157

Network & Telecom – 1.8%
CenturyLink, Inc., 7.65%, 3/15/2042	$1,010,000	$881,225
CenturyLink, Inc., 6.45%, 6/15/2021	885,000	920,869
Telecom Italia Capital, 6%, 9/30/2034	530,000	586,313
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	2,385,000	2,593,688
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	850,000	915,986
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	2,035,000	2,157,100

		$8,055,181

Oil Services – 1.0%
Bristow Group, Inc., 6.25%, 10/15/2022	$1,169,000	$818,300
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	625,000	660,938
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	1,815,000	1,492,838
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	1,750,000	1,636,250

		$4,608,326

Oils – 0.7%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$1,130,000	$1,217,575
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	1,765,000	1,817,950

		$3,035,525

Pharmaceuticals – 0.9%
Endo Finance Co., 5.75%, 1/15/2022 (n)	$1,345,000	$1,180,238
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	805,000	786,888
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (z)	820,000	718,525
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	1,540,000	1,549,625

		$4,235,276

Precious Metals & Minerals – 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$1,775,000	$1,803,844

Printing & Publishing – 0.9%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$2,440,000	$2,528,450
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	1,320,000	1,376,100

		$3,904,550

Real Estate – Healthcare – 1.2%
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	$1,915,000	$1,977,238

Issuer	Shares/Par	Value ($)
BONDS – continued
Real Estate – Healthcare – continued
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$1,460,000	$1,507,158
MPT Operating Partnership LP/MPT Financial Co., 5%, 10/15/2027	1,955,000	2,003,875

		$5,488,271

Real Estate – Other – 1.4%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (n)	$510,000	$546,975
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	2,185,000	2,299,713
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	1,780,000	1,844,525
Starwood Property Trust, Inc., 5%, 12/15/2021	1,755,000	1,831,781

		$6,522,994

Restaurants – 0.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (z)	$1,290,000	$1,304,513
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	1,510,000	1,598,713

		$2,903,226

Retailers – 1.3%
Dollar Tree, Inc., 5.75%, 3/01/2023	$2,005,000	$2,115,275
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	440,000	458,150
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	1,685,000	1,750,294
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,770,000	1,814,250

		$6,137,969

Specialty Chemicals – 1.6%
A Schulman, Inc., 6.875%, 6/01/2023	$2,335,000	$2,422,563
Koppers, Inc., 6%, 2/15/2025 (n)	1,815,000	1,951,125
Univar USA, Inc., 6.75%, 7/15/2023 (n)	2,585,000	2,707,788

		$7,081,476

Specialty Stores – 0.8%
Group 1 Automotive, Inc., 5%, 6/01/2022	$2,170,000	$2,248,663
PetSmart, Inc., 7.125%, 3/15/2023 (n)	1,860,000	1,450,428

		$3,699,091

Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$2,400,000	$2,241,000

Telecommunications – Wireless – 4.3%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$1,460,000	$1,574,975
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	1,230,000	1,305,338
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	2,206,000	2,161,880
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	402,000	364,148
SBA Communications Corp., REIT, 4%, 10/01/2022 (z)	1,220,000	1,226,100
SFR Group S.A., 7.375%, 5/01/2026 (n)	1,075,000	1,161,000

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – continued
Sprint Capital Corp., 6.875%, 11/15/2028	$1,455,000	$1,629,600
Sprint Corp., 7.875%, 9/15/2023	710,000	823,600
Sprint Corp., 7.125%, 6/15/2024	3,075,000	3,459,375
Sprint Nextel Corp., 6%, 11/15/2022	1,045,000	1,118,693
T-Mobile USA, Inc., 6.125%, 1/15/2022	300,000	312,000
T-Mobile USA, Inc., 6.5%, 1/15/2024	695,000	740,523
T-Mobile USA, Inc., 5.125%, 4/15/2025	1,190,000	1,243,550
T-Mobile USA, Inc., 5.375%, 4/15/2027	1,015,000	1,093,967
T-Mobile USA, Inc., 6.5%, 1/15/2026	1,380,000	1,523,175

		$19,737,924

Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 5/01/2025	$1,840,000	$1,891,750
Level 3 Financing, Inc., 5.375%, 1/15/2024	715,000	731,981

		$2,623,731

Transportation – Services – 0.5%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$910,000	$751,888
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	690,000	681,375
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	1,005,000	826,613

		$2,259,876

Utilities – Electric Power – 2.5%
Calpine Corp., 5.5%, 2/01/2024	$1,185,000	$1,125,750
Calpine Corp., 5.75%, 1/15/2025	1,325,000	1,250,469
Calpine Corp., 5.25%, 6/01/2026 (z)	735,000	731,325
Covanta Holding Corp., 5.875%, 3/01/2024	1,305,000	1,295,213
Covanta Holding Corp., 6.375%, 10/01/2022	400,000	411,000
Covanta Holding Corp., 5.875%, 7/01/2025	995,000	978,831
NextEra Energy Operating Co., 4.25%, 9/15/2024 (z)	1,435,000	1,465,494
NRG Energy, Inc., 6.625%, 3/15/2023	1,395,000	1,442,081
NRG Energy, Inc., 7.25%, 5/15/2026	1,245,000	1,335,263
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	1,260,000	1,329,300

		$11,364,726

Total Bonds		$428,087,054

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) – 1.8%
Building – 0.3%
ABC Supply Co., Inc., Term Loan B, 3.49%, 10/31/2023	$1,505,053	$1,510,069

Computer Software – Systems – 0.2%
CDW LLC, Term Loan B, 3.42%, 8/17/2023	$801,455	$804,661

Conglomerates – 0.2%
Entegris, Inc., Term Loan B, 3.38%, 4/30/2021	$712,700	$714,779

Consumer Products – 0.1%
Spectrum Brands, Inc., Term Loan B, 3.31%, 6/23/2022	$576,565	$578,944

Entertainment – 0.3%
Cedar Fair LP, Term Loan B, 3.55%, 4/13/2024	$583,600	$587,101
Six Flags Theme Parks, Inc., Term Loan B, 3.32%, 6/30/2022	615,700	618,009

		$1,205,110

Gaming & Lodging – 0.3%
Sabre GLBL, Inc., Term Loan B, 3.48%, 2/22/2024	$611,090	$613,763
Hilton Worldwide Finance LLC, Term Loan B2, 3.15%, 10/25/2023	823,079	826,251

		$1,440,014

Medical & Health Technology & Services – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 4.07%, 6/24/2021	$1,429,747	$1,437,406

Printing & Publishing – 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.57%, 3/16/2024	$678,839	$682,355

Total Floating Rate Loans		$8,373,338

COMMON STOCKS – 0.2%
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	1,115	$991,703

INVESTMENT COMPANIES (h) – 2.6%

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 1.11% (v)	11,632,538	$11,632,538

OTHER ASSETS, LESS LIABILITIES – 1.4%		6,347,538

Net Assets – 100.0%		$455,432,171

(a)	Non-income producing security.

(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,632,538 and $437,452,095, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $199,685,258, representing 43.8% of net assets.

6

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CWCapital Cobalt Ltd., CDO, “F”, FLR, 2.614%, (0% cash or 2.614% PIK), (LIBOR – 3mo. + 1.3%) 4/26/2050	4/12/06	$1,091,786	$114
Calpine Corp., 5.25%, 6/01/2026	9/12/17-9/13/17	729,218	731,325
Golden Nugget, Inc., 6.75%, 10/15/2024	9/12/17-9/27/17	1,282,414	1,304,513
Mattamy Group Corp., 6.5%, 10/01/2025	9/20/17-9/21/17	971,010	984,000
Multi-Color Corp., 4.875%, 11/01/2025	9/20/17	280,000	283,066
NextEra Energy Operating Co., 4.25%, 9/15/2024	9/18/17-9/26/17	1,446,121	1,465,494
SBA Communications Corp., REIT, 4%, 10/01/2022	9/28/17	1,222,169	1,226,100
Steel Dynamics, Inc., 4.125%, 9/15/2025	9/06/17-9/08/17	848,642	852,870
Tallgrass Energy GP, LP, 5.5%, 1/15/2028	9/12/17-9/26/17	2,536,473	2,566,031
TriMas Corp., 4.875%, 10/15/2025	9/13/17-9/22/17	1,823,806	1,834,788
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025	9/06/17-9/08/17	692,930	718,525
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	536,844	542,063
Wynn Macau Ltd., 4.875%, 10/01/2024	9/13/17-9/18/17	846,433	850,656
Total Restricted Securities			$13,359,545
% of Net assets			2.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 9/30/17

Forward Foreign Currency Exchange Contracts at 9/30/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	736,830	USD	866,613	Brown Brothers Harriman	10/13/2017	$4,715
EUR	349,052	USD	410,771	HSBC Bank	10/13/2017	1,997

						$6,712

Liability Derivatives
USD	1,307,860	EUR	1,106,021	JPMorgan Chase Bank N.A.	10/13/2017	$(52)

7

Portfolio of Investments (unaudited) – continued

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	72	$9,022,500	December - 2017	$101,017

At September 30, 2017, the fund had cash collateral of $86,250 to cover collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

9

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total financial instruments, such as futures contracts and forward foreign currency exchange contracts.The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$991,703	$991,703
Non-U.S. Sovereign Debt	—	1,817,950	—	1,817,950
U.S. Corporate Bonds	—	358,550,782	—	358,550,782
Commercial Mortgage-Backed Securities	—	130,429	—	130,429
Asset-Backed Securities (including CDOs)	—	264,798	—	264,798
Foreign Bonds	—	67,323,095	—	67,323,095
Floating Rate Loans	—	8,373,338	—	8,373,338
Mutual Funds	11,632,538	—	—	11,632,538
Total	$11,632,538	$436,460,392	$991,703	$449,084,633

Other Financial Instruments
Futures Contracts – Assets	$101,017	$—	$—	$101,017
Forward Foreign Currency Exchange Contracts – Assets	—	6,712	—	6,712
Forward Foreign Currency Exchange Contracts – Liabilities	—	(52)	—	(52)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/16	$—
Received as part of a corporate action	991,703
Balance as of 9/30/17	$991,703

At September 30, 2017, the fund held one level 3 security.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		9,942,926	86,510,568	(84,820,956)	11,632,538

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(51)	$—	$—	$79,150	$11,632,538

10

QUARTERLY REPORT
September 30, 2017
MFS®  International Growth Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 1.0%
Rolls-Royce Holdings PLC	132,058	$ 1,569,614
Alcoholic Beverages – 5.1%
AmBev S.A., ADR	137,580	$ 906,652
Carlsberg A.S., “B”	1,748	191,284
China Resources Enterprise Ltd.	62,000	167,866
Diageo PLC	89,442	2,939,975
Pernod Ricard S.A.	27,513	3,806,188
		$ 8,011,965
Apparel Manufacturers – 5.2%
Burberry Group PLC	56,835	$ 1,340,396
Kering S.A.	7,664	3,053,027
LVMH Moet Hennessy Louis Vuitton SE	14,136	3,900,330
		$ 8,293,753
Broadcasting – 1.7%
Publicis Groupe S.A.	17,145	$ 1,197,381
WPP PLC	80,070	1,486,018
		$ 2,683,399
Business Services – 6.7%
Accenture PLC, “A”	28,840	$ 3,895,419
Brenntag AG	23,628	1,315,731
Compass Group PLC	95,312	2,021,776
Experian Group Ltd.	66,910	1,343,994
Intertek Group PLC	29,414	1,963,642
		$ 10,540,562
Computer Software – 4.6%
Dassault Systems S.A.	17,522	$ 1,772,505
OBIC Co. Ltd.	19,300	1,214,344
SAP AG	38,719	4,241,680
		$ 7,228,529
Computer Software - Systems – 3.4%
Amadeus IT Holding S.A.	43,073	$ 2,799,431
NICE Systems Ltd., ADR (l)	31,900	2,593,789
		$ 5,393,220
Construction – 0.9%
Toto Ltd.	34,800	$ 1,465,914
Consumer Products – 4.8%
L'Oréal	18,179	$ 3,865,289
Reckitt Benckiser Group PLC	32,030	2,924,152
Shiseido Co. Ltd.	22,000	880,196
		$ 7,669,637
Containers – 0.5%
Brambles Ltd.	115,699	$ 816,789
Electrical Equipment – 4.9%
Keyence Corp.	700	$ 371,695
Legrand S.A.	9,651	696,711
Mettler-Toledo International, Inc. (a)	3,714	2,325,558
Prysmian S.p.A.	44,697	1,509,807
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Schneider Electric S.A.	32,194	$ 2,801,629
		$ 7,705,400
Electronics – 3.6%
MediaTek, Inc.	86,000	$ 806,853
Mellanox Technologies Ltd. (a)	10,457	493,047
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	116,113	4,360,043
		$ 5,659,943
Energy - Independent – 1.1%
Caltex Australia Ltd.	31,626	$ 796,318
Oil Search Ltd.	162,491	892,205
		$ 1,688,523
Energy - Integrated – 0.9%
Suncor Energy, Inc.	39,584	$ 1,387,304
Food & Beverages – 5.8%
Danone S.A.	38,660	$ 3,032,596
Nestle S.A.	72,664	6,085,661
		$ 9,118,257
Food & Drug Stores – 1.1%
Sundrug Co. Ltd.	44,300	$ 1,834,597
Gaming & Lodging – 0.8%
Paddy Power Betfair PLC	13,182	$ 1,308,893
Insurance – 2.7%
AIA Group Ltd.	572,000	$ 4,217,727
Internet – 4.6%
Alibaba Group Holding Ltd., ADR (a)	24,555	$ 4,240,894
Baidu, Inc., ADR (a)	9,832	2,435,288
NAVER Corp.	948	616,633
		$ 7,292,815
Leisure & Toys – 0.3%
BANDAI NAMCO Holdings, Inc.	12,900	$ 442,515
Machinery & Tools – 1.5%
GEA Group AG	28,771	$ 1,308,832
Ritchie Bros. Auctioneers, Inc.	33,438	1,057,206
		$ 2,366,038
Major Banks – 2.7%
HSBC Holdings PLC	182,088	$ 1,798,508
UBS AG	142,548	2,436,277
		$ 4,234,785
Medical & Health Technology & Services – 1.4%
Fresenius Medical Care AG & Co. KGaA	22,186	$ 2,170,365
Medical Equipment – 3.3%
Essilor International S.A.	14,208	$ 1,759,008
QIAGEN N.V.	41,093	1,293,361
Sonova Holding AG	648	109,946

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	53,000	$ 2,084,204
		$ 5,246,519
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	164,891	$ 946,844
Other Banks & Diversified Financials – 7.2%
Aeon Credit Service Co. Ltd.	59,700	$ 1,247,320
Credicorp Ltd.	6,206	1,272,354
DBS Group Holdings Ltd.	100,600	1,544,098
Element Fleet Management Corp.	79,752	591,229
Grupo Financiero Banorte S.A. de C.V.	169,581	1,169,466
Grupo Financiero Inbursa S.A. de C.V.	207,328	379,248
HDFC Bank Ltd.	127,051	3,516,271
Julius Baer Group Ltd.	27,851	1,648,022
		$ 11,368,008
Pharmaceuticals – 8.6%
Bayer AG	24,854	$ 3,386,932
Novartis AG	43,617	3,734,031
Novo Nordisk A.S., “B”	27,674	1,322,990
Roche Holding AG	20,446	5,219,447
		$ 13,663,400
Railroad & Shipping – 2.6%
Adani Ports and Special Economic Zone Ltd.	56,020	$ 323,110
Canadian National Railway Co.	45,846	3,798,341
		$ 4,121,451
Restaurants – 1.4%
Whitbread PLC	29,849	$ 1,506,311
Yum China Holdings, Inc. (a)	16,874	674,454
		$ 2,180,765
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 7.1%
Akzo Nobel N.V.	31,648	$ 2,922,062
Croda International PLC	23,289	1,183,691
L'Air Liquide S.A.	17,060	2,275,420
Linde AG	11,014	2,296,929
Sika AG	133	989,585
Symrise AG	21,289	1,617,128
		$ 11,284,815
Telecommunications - Wireless – 0.9%
SoftBank Corp.	17,200	$ 1,388,534
Tobacco – 1.6%
ITC Ltd.	224,620	$ 888,233
Japan Tobacco, Inc.	48,800	1,599,417
		$ 2,487,650
Trucking – 0.3%
Yamato Holdings Co. Ltd.	23,100	$ 466,311
Total Common Stocks		$156,254,841
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.11% (v)	1,260,000	$ 1,260,000
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j)	91,887	$ 91,887
Other Assets, Less Liabilities – 0.2%		387,506
Net Assets – 100.0%		$157,994,234

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,260,000 and $156,346,728, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$156,254,841	$—	$—	$156,254,841
Mutual Funds	1,351,887	—	—	1,351,887
Total	$157,606,728	$—	$—	$157,606,728
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $71,076,541 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,508,315	18,857,550	(19,105,865)	1,260,000
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$16	$(21)	$—	$5,326	$1,260,000
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:
France	17.8%
Switzerland	12.8%
United Kingdom	12.7%
Germany	11.2%
Japan	8.2%
United States	5.4%
China	4.8%
Canada	4.3%
Taiwan	3.3%
Other Countries	19.5%
4

QUARTERLY REPORT
September 30, 2017
MFS®  International
Value Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.2%
Airlines – 0.3%
Ryanair Holdings PLC (a)	49,856	$ 5,255,820
Alcoholic Beverages – 3.9%
Heineken N.V.	325,438	$ 32,174,742
Pernod Ricard S.A.	307,097	42,484,241
		$ 74,658,983
Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	167,517	$ 15,309,810
Automotive – 0.3%
USS Co. Ltd.	258,100	$ 5,206,727
Brokerage & Asset Managers – 0.6%
Daiwa Securities Group, Inc.	1,075,000	$ 6,088,403
IG Group Holdings PLC	629,542	5,407,385
		$ 11,495,788
Business Services – 10.2%
Brenntag AG	228,723	$ 12,736,494
Bunzl PLC	964,942	29,312,802
Compass Group PLC	2,174,585	46,127,711
Experian Group Ltd.	553,697	11,121,885
Intertek Group PLC	210,667	14,063,870
Nomura Research, Inc.	758,900	29,607,385
Rentokil Initial PLC	938,564	3,780,572
Secom Co. Ltd.	284,900	20,766,494
SGS S.A.	9,564	22,943,328
Sohgo Security Services Co. Ltd.	100,100	4,590,233
		$ 195,050,774
Chemicals – 2.9%
Givaudan S.A.	20,932	$ 45,545,231
Orica Ltd.	680,585	10,554,230
		$ 56,099,461
Computer Software – 5.2%
ANSYS, Inc. (a)	148,925	$ 18,277,565
Cadence Design Systems, Inc. (a)	984,175	38,845,387
Check Point Software Technologies Ltd. (a)	100,133	11,417,165
Dassault Systems S.A.	163,693	16,558,996
OBIC Co. Ltd.	231,200	14,546,954
		$ 99,646,067
Computer Software - Systems – 2.1%
Amadeus IT Holding S.A.	619,787	$ 40,281,632
Construction – 0.3%
Geberit AG	12,607	$ 5,964,028
Consumer Products – 9.4%
Colgate-Palmolive Co.	631,227	$ 45,984,887
Kao Corp.	690,800	40,640,711
Kobayashi Pharmaceutical Co. Ltd.	293,900	16,637,574
KOSE Corp.	27,500	3,150,189
L'Oréal	44,556	9,473,670
Reckitt Benckiser Group PLC	596,840	54,488,005
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
ROHTO Pharmaceutical Co. Ltd.	398,500	$ 8,977,538
		$ 179,352,574
Containers – 1.8%
Brambles Ltd.	4,866,515	$ 34,355,643
Electrical Equipment – 5.2%
IMI PLC	1,096,508	$ 18,263,648
Legrand S.A.	330,326	23,846,391
OMRON Corp.	310,100	15,790,918
Schneider Electric S.A.	293,205	25,515,674
Spectris PLC	286,394	9,248,804
Yokogawa Electric Corp.	393,100	6,693,442
		$ 99,358,877
Electronics – 8.4%
Analog Devices, Inc.	173,454	$ 14,946,531
ASM International N.V.	49,699	3,141,963
Halma PLC	1,060,988	15,923,301
Hirose Electric Co. Ltd.	133,800	18,834,854
Infineon Technologies AG	1,082,697	27,217,943
NVIDIA Corp.	48,623	8,692,334
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,262,751	47,416,300
Texas Instruments, Inc.	264,761	23,733,176
		$ 159,906,402
Energy - Independent – 0.5%
Cairn Energy PLC (a)	1,055,845	$ 2,709,403
INPEX Corp.	669,400	7,111,910
		$ 9,821,313
Engineering - Construction – 0.3%
Wartsila Corp.	67,587	$ 4,784,878
Food & Beverages – 10.3%
Danone S.A.	694,298	$ 54,462,629
ITO EN Ltd.	401,700	13,547,670
Kerry Group PLC	211,359	20,306,671
Nestle S.A.	1,023,995	85,760,308
Nissan Foods Holdings Co. Ltd.	76,700	4,662,324
Toyo Suisan Kaisha Ltd.	477,900	17,561,578
		$ 196,301,180
Insurance – 2.5%
Euler Hermes Group	43,192	$ 5,104,864
Fairfax Financial Holdings Ltd.	49,742	25,885,773
Hiscox Ltd.	545,634	9,358,710
Jardine Lloyd Thompson Group PLC	399,792	6,557,225
		$ 46,906,572
Leisure & Toys – 0.3%
Yamaha Corp.	126,100	$ 4,650,656
Machinery & Tools – 4.0%
GEA Group AG	463,539	$ 21,087,013
Glory Ltd.	106,900	3,785,794
Misumi Group, Inc.	324,900	8,555,243

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Neopost S.A.	31,769	$ 1,234,571
Nordson Corp.	139,732	16,558,242
Schindler Holding AG	36,226	8,002,005
Spirax Sarco Engineering PLC	240,939	17,837,911
		$ 77,060,779
Major Banks – 3.2%
Sumitomo Mitsui Financial Group, Inc.	383,000	$ 14,703,932
Svenska Handelsbanken AB, “A”	1,609,445	24,285,233
UBS AG	1,237,303	21,146,656
		$ 60,135,821
Medical Equipment – 2.0%
Dentsply Sirona, Inc.	216,395	$ 12,942,585
Nihon Kohden Corp.	501,800	10,845,391
Terumo Corp.	346,500	13,625,972
		$ 37,413,948
Oil Services – 0.4%
Core Laboratories N.V.	76,009	$ 7,502,088
Other Banks & Diversified Financials – 3.8%
Bank of Ireland Group PLC (a)	616,476	$ 5,049,290
Chiba Bank Ltd.	810,000	5,794,712
DnB NOR A.S.A.	558,878	11,262,467
Hachijuni Bank Ltd.	795,700	4,971,136
ING Groep N.V.	1,079,252	19,898,866
Julius Baer Group Ltd.	89,322	5,285,435
Jyske Bank A.S.	100,812	5,816,954
Mebuki Financial Group, Inc.	1,336,200	5,165,492
North Pacific Bank Ltd.	1,190,400	3,766,118
Sydbank A.S.	133,673	5,547,549
		$ 72,558,019
Pharmaceuticals – 3.0%
Bayer AG	153,637	$ 20,936,592
Roche Holding AG	62,168	15,870,222
Santen Pharmaceutical Co. Ltd.	1,294,200	20,392,061
		$ 57,198,875
Printing & Publishing – 0.6%
RELX N.V.	568,260	$ 12,095,997
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 4.4%
Deutsche Wohnen SE	756,248	$ 32,105,648
LEG Immobilien AG	110,951	11,223,676
TAG Immobilien AG	424,425	7,133,151
Vonovia SE	779,670	33,173,722
		$ 83,636,197
Specialty Chemicals – 1.5%
Sika AG	558	$ 4,151,794
Symrise AG	325,831	24,750,363
		$ 28,902,157
Specialty Stores – 0.1%
Esprit Holdings Ltd. (a)	4,883,958	$ 2,725,953
Telecommunications - Wireless – 1.6%
KDDI Corp.	1,183,100	$ 31,195,358
Tobacco – 3.2%
British American Tobacco PLC	519,958	$ 32,551,851
Japan Tobacco, Inc.	881,700	28,897,664
		$ 61,449,515
Trucking – 1.1%
Yamato Holdings Co. Ltd.	992,000	$ 20,025,132
Total Common Stocks		$1,796,307,024
Preferred Stocks – 2.4%
Consumer Products – 2.4%
Henkel AG & Co. KGaA	340,711	$ 46,369,346
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 1.11% (v)	62,442,607	$ 62,442,607
Other Assets, Less Liabilities – 0.1%		1,770,938
Net Assets – 100.0%		$1,906,889,915

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $62,442,607 and $1,842,676,370, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
JPY	Japanese Yen

2

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/17
Forward Foreign Currency Exchange Contracts at 9/30/17
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	7,965,500	USD	9,482,928	Morgan Stanley Capital Services, Inc.	2/23/2018	$9,701
USD	38,368,244	JPY	4,135,866,500	Deutsche Bank AG	2/23/2018	1,336,813
USD	38,360,771	JPY	4,135,866,500	Morgan Stanley Capital Services, Inc.	2/23/2018	1,329,340
						$2,675,854
Liability Derivatives
EUR	7,965,500	USD	9,506,904	Deutsche Bank AG	2/23/2018	$ (14,276)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total financial instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,842,676,370	$—	$—	$1,842,676,370
Mutual Funds	62,442,607	—	—	62,442,607
Total	$1,905,118,977	$—	$—	$1,905,118,977
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts - Assets	$—	$2,675,854	$—	$2,675,854
Forward Foreign Currency Exchange Contracts - Liabilities	—	(14,276)	—	(14,276)
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
Of the level 1 investments presented above, equity investments amounting to $991,470,620 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,993,076	183,833,880	(167,384,349)	62,442,607
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4,409)	$4,806	$—	$367,004	$62,442,607
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:
Japan	21.6%
United Kingdom	14.5%
United States	13.1%
Germany	12.4%
Switzerland	12.1%
France	9.4%
Netherlands	3.5%
Taiwan	2.5%
Australia	2.4%
Other Countries	8.5%
5

QUARTERLY REPORT
September 30, 2017
MFS®  Massachusetts
Investors Growth
Stock Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 1.2%
United Technologies Corp.	94,746	$ 10,998,116
Alcoholic Beverages – 1.9%
AmBev S.A., ADR	1,151,084	$ 7,585,644
Pernod Ricard S.A.	66,387	9,184,073
		$ 16,769,717
Apparel Manufacturers – 5.5%
LVMH Moet Hennessy Louis Vuitton SE	53,396	$ 14,732,738
NIKE, Inc., “B”	425,442	22,059,168
VF Corp.	193,805	12,320,184
		$ 49,112,090
Broadcasting – 0.4%
Walt Disney Co.	37,279	$ 3,674,591
Brokerage & Asset Managers – 3.3%
Blackstone Group LP (a)	505,917	$ 16,882,450
Charles Schwab Corp.	176,943	7,739,487
CME Group, Inc.	39,344	5,338,194
		$ 29,960,131
Business Services – 13.7%
Accenture PLC, “A”	269,230	$ 36,364,896
Cognizant Technology Solutions Corp., “A”	281,052	20,387,512
Compass Group PLC	391,287	8,300,054
Equifax, Inc.	73,116	7,749,565
Fidelity National Information Services, Inc.	203,467	19,001,783
Fiserv, Inc. (a)	120,327	15,517,370
Verisk Analytics, Inc., “A” (a)	190,641	15,859,425
		$ 123,180,605
Cable TV – 1.6%
Comcast Corp., “A”	379,624	$ 14,607,932
Chemicals – 3.0%
LyondellBasell Industries N.V., “A”	33,174	$ 3,285,885
Monsanto Co.	83,326	9,984,121
PPG Industries, Inc.	125,038	13,586,629
		$ 26,856,635
Computer Software – 3.0%
Microsoft Corp.	356,003	$ 26,518,663
Computer Software - Systems – 2.6%
Apple, Inc.	151,807	$ 23,396,495
Construction – 1.5%
Sherwin-Williams Co.	38,666	$ 13,843,975
Consumer Products – 8.4%
Church & Dwight Co., Inc.	125,746	$ 6,092,394
Colgate-Palmolive Co.	362,302	26,393,701
Coty, Inc., “A”	746,390	12,337,827
Estee Lauder Cos., Inc., “A”	210,565	22,707,329
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
L'Oréal	35,504	$ 7,548,998
		$ 75,080,249
Electrical Equipment – 3.7%
Amphenol Corp., “A”	177,050	$ 14,985,512
Fortive Corp.	95,846	6,784,938
Mettler-Toledo International, Inc. (a)	17,818	11,156,919
		$ 32,927,369
Electronics – 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	291,584	$ 10,948,979
Texas Instruments, Inc.	264,139	23,677,420
		$ 34,626,399
Entertainment – 1.3%
Twenty-First Century Fox, Inc.	451,819	$ 11,918,985
Food & Beverages – 1.3%
PepsiCo, Inc.	107,638	$ 11,994,102
Food & Drug Stores – 1.2%
CVS Health Corp.	131,852	$ 10,722,205
Gaming & Lodging – 0.8%
Paddy Power Betfair PLC	75,338	$ 7,480,608
Insurance – 2.2%
Aon PLC	136,501	$ 19,942,796
Internet – 6.4%
Alphabet, Inc., “A” (a)	58,955	$ 57,405,663
Leisure & Toys – 1.7%
Electronic Arts, Inc. (a)	131,699	$ 15,548,384
Machinery & Tools – 0.8%
Colfax Corp. (a)	164,066	$ 6,831,708
Medical & Health Technology & Services – 0.6%
Express Scripts Holding Co. (a)	89,360	$ 5,658,275
Medical Equipment – 9.1%
Abbott Laboratories	306,357	$ 16,347,209
Cooper Cos., Inc.	29,312	6,950,168
Danaher Corp.	151,241	12,973,453
Dentsply Sirona, Inc.	46,475	2,779,670
Thermo Fisher Scientific, Inc.	141,693	26,808,316
Waters Corp. (a)	53,873	9,671,281
Zimmer Biomet Holdings, Inc.	49,458	5,791,037
		$ 81,321,134
Oil Services – 0.8%
Schlumberger Ltd.	108,144	$ 7,544,125
Other Banks & Diversified Financials – 4.8%
Mastercard, Inc., “A”	112,232	$ 15,847,158
Visa, Inc., “A”	258,117	27,164,233
		$ 43,011,391

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 3.8%
Eli Lilly & Co.	109,265	$ 9,346,528
Roche Holding AG	46,328	11,826,593
Zoetis, Inc.	197,398	12,586,097
		$ 33,759,218
Printing & Publishing – 1.8%
Moody's Corp.	116,510	$ 16,219,357
Railroad & Shipping – 1.5%
Union Pacific Corp.	118,503	$ 13,742,793
Restaurants – 2.4%
Starbucks Corp.	404,329	$ 21,716,511
Specialty Chemicals – 2.4%
Ecolab, Inc.	164,760	$ 21,189,784
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.4%
AutoZone, Inc. (a)	12,073	$ 7,184,763
TJX Cos., Inc.	191,614	14,127,700
		$ 21,312,463
Total Common Stocks		$888,872,469
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.11% (v)	4,853,999	$ 4,853,999
Other Assets, Less Liabilities – 0.4%		3,782,974
Net Assets – 100.0%		$897,509,442

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,853,999 and $888,872,469, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$888,872,469	$—	$—	$888,872,469
Mutual Funds	4,853,999	—	—	4,853,999
Total	$893,726,468	$—	$—	$893,726,468
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $34,859,386 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,802,630	118,674,524	(118,623,155)	4,853,999
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$4	$(174)	$—	$38,154	$4,853,999
4

QUARTERLY REPORT
September 30, 2017
MFS®  Research International Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Airlines – 0.6%
Aena S.A.	6,773	$ 1,222,766
Malaysia Airports Holdings Berhad	616,800	1,241,634
		$ 2,464,400
Alcoholic Beverages – 0.5%
AmBev S.A., ADR	320,118	$ 2,109,578
Apparel Manufacturers – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	19,690	$ 5,432,759
Automotive – 3.3%
GKN PLC	965,751	$ 4,477,606
Koito Manufacturing Co. Ltd.	66,800	4,191,140
USS Co. Ltd.	240,900	4,859,746
		$ 13,528,492
Broadcasting – 0.9%
WPP PLC	203,581	$ 3,778,258
Business Services – 2.4%
Cerved Information Solutions S.p.A.	99,951	$ 1,181,321
Cognizant Technology Solutions Corp., “A”	83,905	6,086,469
Nomura Research, Inc.	64,300	2,508,571
		$ 9,776,361
Chemicals – 0.5%
Orica Ltd.	136,353	$ 2,114,506
Computer Software – 0.7%
Check Point Software Technologies Ltd. (a)	24,964	$ 2,846,395
Computer Software - Systems – 1.6%
Amadeus IT Holding S.A.	60,768	$ 3,949,477
EPAM Systems, Inc. (a)	31,809	2,796,965
		$ 6,746,442
Construction – 2.1%
Techtronic Industries Co. Ltd.	703,500	$ 3,755,434
Toto Ltd.	112,000	4,717,885
		$ 8,473,319
Consumer Products – 2.9%
L'Oréal	25,083	$ 5,333,245
Reckitt Benckiser Group PLC	73,293	6,691,222
		$ 12,024,467
Consumer Services – 0.3%
Ctrip.com International Ltd., ADR (a)	24,159	$ 1,274,146
Containers – 1.1%
Brambles Ltd.	611,011	$ 4,313,492
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.8%
Legrand S.A.	40,138	$ 2,897,581
Schneider Electric S.A.	100,229	8,722,261
		$ 11,619,842
Electronics – 2.7%
Broadcom Corp.	9,633	$ 2,336,388
Mellanox Technologies Ltd. (a)	47,684	2,248,301
Samsung Electronics Co. Ltd.	1,012	2,265,480
Taiwan Semiconductor Manufacturing Co. Ltd.	589,804	4,210,941
		$ 11,061,110
Energy - Independent – 1.4%
Cairn Energy PLC (a)	532,113	$ 1,365,455
Caltex Australia Ltd.	83,808	2,110,221
Oil Search Ltd.	380,137	2,087,256
		$ 5,562,932
Energy - Integrated – 3.1%
BP PLC	904,438	$ 5,784,620
Eni S.p.A.	216,339	3,579,676
Galp Energia SGPS S.A., “B”	182,212	3,229,270
		$ 12,593,566
Food & Beverages – 5.0%
Danone S.A.	88,317	$ 6,927,826
Nestle S.A.	162,984	13,650,026
		$ 20,577,852
Food & Drug Stores – 1.2%
Clicks Group Ltd.	93,100	$ 1,086,703
Sundrug Co. Ltd.	96,500	3,996,356
		$ 5,083,059
Gaming & Lodging – 0.5%
Paddy Power Betfair PLC	20,578	$ 2,043,271
General Merchandise – 0.5%
Dollarama, Inc.	20,384	$ 2,230,437
Insurance – 6.5%
AIA Group Ltd.	1,100,200	$ 8,112,489
AMP Ltd.	719,153	2,724,620
Aon PLC	29,033	4,241,721
Hiscox Ltd.	215,938	3,703,767
Swiss Re Ltd.	31,812	2,881,099
Zurich Insurance Group AG	16,706	5,096,249
		$ 26,759,945
Internet – 1.5%
Alibaba Group Holding Ltd., ADR (a)	16,170	$ 2,792,721
NAVER Corp.	4,421	2,875,667
Scout24 AG	10,727	438,667
		$ 6,107,055

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.3%
Daikin Industries Ltd.	52,000	$ 5,265,852
GEA Group AG	97,378	4,429,856
Kubota Corp.	326,600	5,936,994
Ritchie Bros. Auctioneers, Inc.	58,798	1,859,011
Schindler Holding AG	19,490	4,305,170
		$ 21,796,883
Major Banks – 6.4%
Barclays PLC	1,506,767	$ 3,903,866
BNP Paribas	84,579	6,822,540
Erste Group Bank AG	76,732	3,314,251
Sumitomo Mitsui Financial Group, Inc.	111,600	4,284,488
UBS AG	453,804	7,755,931
		$ 26,081,076
Medical Equipment – 1.0%
Terumo Corp.	108,500	$ 4,266,719
Metals & Mining – 1.2%
Rio Tinto Ltd.	109,008	$ 5,073,034
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	624,000	$ 2,172,769
Natural Gas - Pipeline – 1.1%
APA Group	276,805	$ 1,813,000
Enbridge, Inc.	66,924	2,795,495
		$ 4,608,495
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	399,000	$ 2,291,155
Oil Services – 0.5%
Schlumberger Ltd.	28,170	$ 1,965,139
Other Banks & Diversified Financials – 8.9%
Aeon Credit Service Co. Ltd.	222,400	$ 4,646,633
Allied Irish Banks PLC	550,232	3,306,874
DnB NOR A.S.A.	208,816	4,208,044
HDFC Bank Ltd.	114,340	3,164,480
Intesa Sanpaolo S.p.A.	1,452,773	5,137,363
Julius Baer Group Ltd.	73,830	4,368,729
Jyske Bank A.S.	45,492	2,624,935
KBC Groep N.V.	47,022	3,984,751
Mastercard, Inc., “A”	37,442	5,286,810
		$ 36,728,619
Pharmaceuticals – 9.1%
Bayer AG	85,944	$ 11,711,857
Novo Nordisk A.S., “B”	147,679	7,059,977
Roche Holding AG	45,881	11,712,483
Santen Pharmaceutical Co. Ltd.	368,400	5,804,694
Shionogi & Co. Ltd.	16,400	896,480
		$ 37,185,491
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.4%
RELX N.V.	265,365	$ 5,648,566
Real Estate – 2.9%
Grand City Properties S.A.	190,595	$ 4,020,968
LEG Immobilien AG	58,286	5,896,145
Mitsui Fudosan Co. Ltd.	92,500	2,005,776
		$ 11,922,889
Specialty Chemicals – 7.0%
Akzo Nobel N.V.	74,630	$ 6,890,592
Croda International PLC	88,924	4,519,667
Linde AG	34,570	7,209,446
Nippon Paint Holdings Co. Ltd.	63,300	2,151,722
Sika AG	586	4,360,128
Symrise AG	45,315	3,442,161
		$ 28,573,716
Specialty Stores – 1.5%
Esprit Holdings Ltd. (a)	847,500	$ 473,027
JD.com, Inc., ADR (a)	47,876	1,828,863
Just Eat PLC (a)	230,181	2,061,938
Ryohin Keikaku Co. Ltd.	6,100	1,797,067
		$ 6,160,895
Telecommunications - Wireless – 3.9%
Advanced Info Service PLC	456,900	$ 2,616,729
Cellnex Telecom S.A.U.	143,824	3,290,922
KDDI Corp.	205,600	5,421,153
SoftBank Corp.	56,900	4,593,464
		$ 15,922,268
Telephone Services – 0.4%
Com Hem Holding AB	108,088	$ 1,544,702
Tobacco – 1.2%
Japan Tobacco, Inc.	154,300	$ 5,057,173
Trucking – 0.8%
Yamato Holdings Co. Ltd.	162,900	$ 3,288,401
Utilities - Electric Power – 1.8%
CLP Holdings Ltd.	287,000	$ 2,941,056
Enel S.p.A.	766,869	4,617,918
		$ 7,558,974
Total Common Stocks		$406,368,648
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.11% (v)	2,370,632	$ 2,370,632
Other Assets, Less Liabilities – 0.5%		1,847,763
Net Assets – 100.0%		$410,587,043

2

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $0 and $0, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$75,690,316	$—	$—	$75,690,316
Switzerland	54,129,815	—	—	54,129,815
United Kingdom	41,359,432	—	—	41,359,432
Germany	37,149,100	—	—	37,149,100
France	36,136,212	—	—	36,136,212
United States	24,961,793	—	—	24,961,793
Hong Kong	15,282,006	—	—	15,282,006
Australia	15,163,096	—	—	15,163,096
Italy	14,516,278	—	—	14,516,278
Other Countries	89,363,871	2,616,729	—	91,980,600
Mutual Funds	2,370,632	—	—	2,370,632
Total	$406,122,551	$2,616,729	$—	$408,739,280
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
Of the level 1 investments presented above, equity investments amounting to $219,196,135 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,422,703	56,735,849	(56,787,920)	2,370,632
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$219	$—	$—	$12,526	$2,370,632
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:
Japan	18.4%
Switzerland	13.2%
United Kingdom	10.1%
Germany	9.0%
France	8.8%
United States	7.2%
Hong Kong	3.7%
Australia	3.7%
Italy	3.5%
Other Countries	22.4%
5

QUARTERLY REPORT

September 30, 2017

MFS® STRATEGIC

INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 72.5%
Apparel Manufacturers – 0.5%
Coach, Inc., 4.125%, 7/15/2027	$269,000	$270,424

Asset-Backed & Securitized – 16.2%
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.453%, (U.S. LIBOR-3mo. + 2.15%) 7/15/2026 (n)	$290,000	$291,212
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	52,008	52,034
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 3.503%, (U.S. LIBOR-3mo. + 2.2%) 10/17/2026 (n)	290,000	292,395
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.833%, (LIBOR-1mo. + 1.6%) 12/28/2040 (z)	202,159	174,867
Cent CLO LP, 2012-16AR, “A1AR”, FLR, 4.51%, (U.S. LIBOR-3mo. + 3.2%) 8/01/2024 (z)	315,000	315,215
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.016%, (U.S. LIBOR-3mo. + 1.7%) 7/27/2026 (n)	250,000	251,695
Cent CLO LP, 2014-21A, “BR”, FLR, 3.716%, (U.S. LIBOR-3mo. + 2.4%) 7/27/2026 (n)	350,000	350,091
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	215,000	216,035
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	158,753	162,185
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	365,440
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	112,627	116,137
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	250,000	256,228
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	215,000	214,330
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	673,120	107,699
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	98,000	98,636
Dryden Senior Loan Fund, 2014-31A, “CR”, FLR, 3.403%, (LIBOR-3mo. + 2.1%) 4/18/2026 (n)	370,000	371,693
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	215,000	214,906
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.553%, (U.S. LIBOR-3mo. + 2.25%) 7/15/2026 (n)	300,000	300,067
Falcon Franchise Loan LLC, 7.72%, 1/05/2023 (i)(z)	10,326	421
First Union-Lehman Brothers Bank of America, 1.105%, 11/18/2035 (i)	420,131	4,220
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.175%, (U.S. LIBOR-3mo. + 1.9%) 4/15/2027 (n)	260,000	259,846

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Fortress Credit BSL Ltd., 2013-1A, “A”, FLR, 2.486%, (U.S. LIBOR-3mo. + 1.18%) 1/19/2025 (n)	$231,858	$232,004
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	260,000	259,167
Goldentree Loan Opportunities Ltd., 2014-8A, “CR”, FLR, 3.506%, (U.S. LIBOR-3mo. + 2.2%) 4/19/2026 (n)	250,000	250,045
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	177,406	182,068
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 3.696%, (U.S. LIBOR-3mo. + 2.38%) 11/18/2026 (n)	300,000	300,156
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	134,136	137,680
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.167%, 6/15/2049	111,104	113,777
Lehman Brothers Commercial Conduit Mortgage Trust, 1.131%, 2/18/2030 (i)	8,004	0
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	195,273
Morgan Stanley Capital I, Inc., 1.611%, 4/28/2039 (i)(z)	305,817	2,905
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 3.856%, (U.S. LIBOR-3mo. + 2.55%) 10/20/2026 (n)	300,000	302,765
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 3.816%, (U.S. LIBOR-3mo. + 2.5%) 2/20/2030 (n)	300,000	301,374
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	214,000	214,592
Shackleton CLO Ltd., 2014-6A, “CR”, FLR, 3.553%, (U.S. LIBOR-3mo. + 2.25%) 7/17/2026 (n)	290,000	291,593
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	58,101	58,074
Silver Spring CLO Ltd., FLR, 4.053%, (LIBOR-3mo. + 2.75%) 10/15/2026 (n)	280,000	279,267
Voya CLO Ltd., 2013-3A, “BR”, FLR, 3.453%, (U.S. LIBOR-3mo. + 2.15%) 1/18/2026 (n)	290,000	290,129
West CLO Ltd., 2014-1A, “CR”, FLR, 4.33%, (U.S. LIBOR-3mo. + 3%) 7/18/2026 (n)	260,000	258,670

		$8,084,891

Automotive – 0.8%
General Motors Co., 4.2%, 10/01/2027	$134,000	$135,953
General Motors Financial Co., Inc., 3.45%, 4/10/2022	273,000	277,486

		$413,439

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Biotechnology – 0.3%
Life Technologies Corp., 6%, 3/01/2020	$124,000	$134,722

Broadcasting – 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$125,000	$125,029

Brokerage & Asset Managers – 0.5%
Raymond James Financial, 4.95%, 7/15/2046	$253,000	$272,083

Building – 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$215,000	$228,130

Business Services – 0.2%
Fidelity National Information Services, Inc., 3%, 8/15/2026	$120,000	$116,476

Cable TV – 1.4%
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	$123,000	$122,228
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	200,000	196,833
Time Warner Cable, Inc., 8.25%, 4/01/2019	150,000	163,091
Time Warner Cable, Inc., 4.5%, 9/15/2042	221,000	209,452

		$691,604

Computer Software – 1.3%
Microsoft Corp., 3.125%, 11/03/2025	$314,000	$322,614
Microsoft Corp., 4.25%, 2/06/2047	295,000	326,146

		$648,760

Computer Software – Systems – 0.6%
Apple, Inc., 4.25%, 2/09/2047	$295,000	$317,302

Conglomerates – 0.4%
Johnson Controls International PLC, 5.7%, 3/01/2041	$171,000	$198,207

Consumer Products – 1.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$259,000	$270,863
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	401,000	398,104

		$668,967

Consumer Services – 0.1%
Priceline Group, Inc., 3.55%, 3/15/2028	$63,000	$63,108

Emerging Market Quasi-Sovereign – 0.8%
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027	$200,000	$207,902
Gaz Capital S.A., 7.288%, 8/16/2037	100,000	121,649
Petrobras Global Finance Co., 5.299%, 1/27/2025 (z)	12,000	11,982
Petroleos Mexicanos, 5.625%, 1/23/2046	55,000	51,150

		$392,683

Emerging Market Sovereign – 1.1%
Dominican Republic, 8.625%, 4/20/2027	$100,000	$121,750
Government of Ukraine, 7.75%, 9/01/2021	135,000	143,284

Issuer	Shares/Par		Value ($)
BONDS – continued
Emerging Market Sovereign – continued
Republic of Argentina, 7.125%, 7/06/2036		$150,000	$157,500
Republic of El Salvador, 7.65%, 6/15/2035		17,000	17,465
Republic of Peru, 8.2%, 8/12/2026	PEN	296,000	112,023
United Mexican States, 8.5%, 5/31/2029	MX	N280,000	17,265

			$569,287

Energy – Independent – 0.7%
Canadian Oil Sands Co., 7.75%, 5/15/2019 (z)		$126,000	$135,993
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		200,000	198,166

			$334,159

Energy – Integrated – 0.5%
Shell International Finance B.V., 2.875%, 5/10/2026		$225,000	$223,877

Food & Beverages – 2.9%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$205,000	$216,822
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		154,000	159,663
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025		310,000	317,789
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)		320,000	318,431
Kraft Foods Group, Inc., 5%, 6/04/2042		269,000	286,600
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		149,000	153,645

			$1,452,950

Food & Drug Stores – 0.5%
CVS Health Corp., 3.875%, 7/20/2025		$257,000	$268,054

Insurance – 1.0%
American International Group, Inc., 3.75%, 7/10/2025		$94,000	$97,074
American International Group, Inc., 3.9%, 4/01/2026		294,000	306,104
American International Group, Inc., 4.7%, 7/10/2035		59,000	63,336
American International Group, Inc., 4.5%, 7/16/2044		53,000	55,313

			$521,827

Insurance – Property & Casualty – 0.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$310,000	$314,993

International Market Quasi – Sovereign – 0.5%
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)		$270,000	$270,510

Major Banks – 7.3%
Bank of America Corp., 2.151%, 11/09/2020		$100,000	$99,713

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Bank of America Corp., 4.125%, 1/22/2024	$75,000	$79,790
Bank of America Corp., 3.248%, 10/21/2027	656,000	642,856
Bank of America Corp., 4.183%, 11/25/2027	260,000	269,484
Barclays PLC, 3.25%, 1/12/2021	224,000	228,039
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	250,000	256,014
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	194,000	217,436
Goldman Sachs Group, Inc., 3%, 4/26/2022	50,000	50,578
ING Bank N.V., 5.8%, 9/25/2023 (n)	322,000	367,641
JPMorgan Chase & Co. , 3.882% to 7/24/2037, FLR to 7/24/2038	269,000	271,187
Morgan Stanley, 7.3%, 5/13/2019	100,000	108,249
Morgan Stanley, 3.7%, 10/23/2024	277,000	286,965
Morgan Stanley, 3.625%, 1/20/2027	522,000	529,091
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	225,536

		$3,632,579

Medical & Health Technology & Services – 0.3%
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	$140,000	$141,492

Medical Equipment – 0.5%
Abbott Laboratories, 4.75%, 11/30/2036	$221,000	$244,086

Metals & Mining – 0.8%
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	$140,000	$140,066
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	164,000	170,732
Glencore Funding LLC, 4%, 4/16/2025 (n)	84,000	85,289

		$396,087

Midstream – 1.4%
Enbridge, Inc., 5.5%, 12/01/2046	$294,000	$337,720
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	320,000	368,930

		$706,650

Mortgage – Backed – 0.6%
Fannie Mae, 5.5%, 3/01/2020 - 9/01/2034	$23,330	$25,095
Fannie Mae, 6.5%, 4/01/2032	25,017	28,525
Freddie Mac, 4.224%, 3/25/2020	241,289	253,013

		$306,633

Municipals – 0.5%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A-2”, 9%, 3/01/2035	$270,000	$272,800

Natural Gas – Distribution – 0.4%
GNL Quintero S.A., 4.634%, 7/31/2029	$200,000	$209,250

Network & Telecom – 1.0%
AT&T, Inc., 5.45%, 3/01/2047	$446,000	$471,784
AT&T, Inc., 5.15%, 2/14/2050	26,000	26,127

		$497,911

Issuer	Shares/Par	Value ($)
BONDS – continued
Oils – 1.5%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$140,000	$142,571
Marathon Petroleum Corp., 4.75%, 9/15/2044	294,000	292,476
Phillips 66, 4.875%, 11/15/2044	277,000	300,546

		$735,593

Other Banks & Diversified Financials – 1.5%
Compass Bank, 2.875%, 6/29/2022	$250,000	$248,813
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	210,000	226,725
Manufacturers & Traders Trust Co., 3.4%, 8/17/2027	250,000	250,569

		$726,107

Pharmaceuticals – 0.8%
Gilead Sciences, Inc., 3.65%, 3/01/2026	$209,000	$218,062
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	206,000	204,718

		$422,780

Railroad & Shipping – 0.3%
Panama Canal Railway Co., 7%, 11/01/2026 (n)	$146,200	$149,672

Supranational – 0.7%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$367,390

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT, 3.55%, 7/15/2027	$358,000	$355,702
Crown Castle International Corp., 3.65%, 9/01/2027	68,000	67,963

		$423,665

Tobacco – 0.8%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$384,000	$387,860

Transportation – Services – 0.9%
Delhi International Airport, 6.125%, 10/31/2026 (n)	$200,000	$215,260
ERAC USA Finance LLC, 4.2%, 11/01/2046 (n)	238,000	227,486

		$442,746

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 6.35%, 4/01/2021	$3,833	$4,016
Small Business Administration, 4.77%, 4/01/2024	30,737	32,137
Small Business Administration, 4.99%, 9/01/2024	20,702	21,776
Small Business Administration, 4.86%, 1/01/2025	27,206	28,564
Small Business Administration, 4.625%, 2/01/2025	35,554	37,127
Small Business Administration, 5.11%, 8/01/2025	28,679	30,241

		$153,861

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – 17.0%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$760,000	$1,009,256
U.S. Treasury Bonds, 3.5%, 2/15/2039	350,000	395,199
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	1,542,000	1,438,156
U.S. Treasury Notes, 1.625%, 3/15/2020	3,950,000	3,956,326
U.S. Treasury Notes, 1.75%, 2/28/2022	1,700,000	1,691,633

		$8,490,570

Utilities – Electric Power – 2.0%
Dominion Resources, Inc., 3.9%, 10/01/2025	$168,000	$175,109
EDP Finance B.V., 5.25%, 1/14/2021 (n)	200,000	215,943
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	280,000	280,569
Exelon Corp., 3.497%, 6/01/2022	110,000	113,310
FirstEnergy Corp., 4.85%, 7/15/2047	185,000	194,147

		$979,078

Total Bonds		$36,268,292

COMMON STOCKS – 0.0%
Energy – Independent – 0.0%
Frontera Energy Corp. (a)	594	$20,790

INVESTMENT COMPANIES (h) – 27.1%
MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 1.11% (v)	656,014	$656,014

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
BOND FUNDS – 25.8%
MFS High Yield Pooled Portfolio (v)	1,369,426	$12,913,690

Total Investment Companies		$13,569,704

Underlying/ Expiration Date/Exercise Price	Put/ Call	Counter- party	Notional Amount	Number of Contracts
PURCHASED OPTIONS – 0.0%

MARKET INDEX SECURITIES – 0.0%
Markit CDX North America High Yield Index -November 2017 @ $102	Put	Exchange traded	$2,799,537	2,600,000	$1,310

OTHER ASSETS, LESS LIABILITIES – 0.4%					185,389

Net Assets – 100.0%					$50,045,485

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $13,569,704 and $36,290,392, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,057,788, representing 20.1% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.833%, (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	$202,159	$174,867
Canadian Oil Sands Co., 7.75%, 5/15/2019	9/29/17	136,153	135,993
Cent CLO LP, 2012-16AR, “A1AR”, FLR, 4.51%, (U.S. LIBOR-3mo. + 3.2%), 8/01/2024	5/04/16	315,000	315,215
Falcon Franchise Loan LLC, 7.72%, 1/05/2023	1/18/02	421	421
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	259,940	259,167
Morgan Stanley Capital I, Inc., 1.611%, 4/28/2039	7/20/04	2,965	2,905
Petrobras Global Finance Co., 5.299%, 1/27/2025	9/18/17	12,000	11,982
Total Restricted Securities			$900,550
% of Net assets			1.8%

4

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

Derivative Contracts at 9/30/17

Forward Foreign Currency Exchange Contracts at 9/30/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	51,507	MXN	928,000	Brown Brothers Harriman	10/13/2017	$632
USD	8,824	MXN	160,000	JPMorgan Chase Bank N.A.	10/13/2017	53

						$685

Liability Derivatives
MXN	1,746,902	USD	97,242	Goldman Sachs International	10/13/2017	$(1,474)
RUB	3,106,000	USD	53,998	JPMorgan Chase Bank N.A.	11/08/2017	(368)

						$(1,842)

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	20	$4,314,063	December - 2017	$(11,008)

At September 30, 2017, the fund had liquid securities with an aggregate value of $9,327 to cover collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

6

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total financial instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$20,790	$—	$—	$20,790
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	8,644,431	—	8,644,431
Non-U.S. Sovereign Debt	—	1,599,870	—	1,599,870
Municipal Bonds	—	272,800	—	272,800
U.S. Corporate Bonds	—	12,004,232	—	12,004,232
Residential Mortgage-Backed Securities	—	306,633	—	306,633
Commercial Mortgage-Backed Securities	—	1,536,333	—	1,536,333
Asset-Backed Securities (including CDOs)	—	6,548,558	—	6,548,558
Foreign Bonds	—	5,356,745	—	5,356,745
Mutual Funds	13,569,704	—	—	13,569,704
Total Investments	$13,590,494	$36,269,602	$—	$49,860,096

Other Financial Instruments
Futures Contracts – Liabilities	$(11,008)	$—	$—	$(11,008)
Forward Foreign Currency Exchange Contracts – Assets	—	685	—	685
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,842)	—	(1,842)
For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $20,790 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio		2,028,247	130,519	(789,340)	1,369,426
MFS Institutional Money Market Portfolio		859,396	23,335,335	(23,538,717)	656,014

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(198,109)	$595,446	$—	$702,593	$12,913,690
MFS Institutional Money Market Portfolio	(71)	—	—	14,256	656,014

	$(198,180)	$595,446	$—	$716,849	$13,569,704

7

QUARTERLY REPORT

September 30, 2017

MFS® TECHNOLOGY

PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 96.9%
Aerospace – 2.3%
Harris Corp.	14,072	$1,853,001
Leidos Holdings, Inc.	23,470	1,389,893
Northrop Grumman Corp.	5,375	1,546,495

		$4,789,389

Broadcasting – 2.2%
Netflix, Inc. (a)	25,486	$4,621,886

Brokerage & Asset Managers – 1.8%
Intercontinental Exchange, Inc.	18,087	$1,242,577
NASDAQ, Inc.	31,828	2,468,898

		$3,711,475

Business Services – 14.8%
Cognizant Technology Solutions Corp., “A”	71,093	$5,157,086
DXC Technology Co.	98,106	8,425,343
Fidelity National Information Services, Inc.	41,513	3,876,899
First Data Corp. (a)	65,500	1,181,620
Fiserv, Inc. (a)	21,043	2,713,705
Global Payments, Inc.	35,930	3,414,428
Grand Canyon Education, Inc. (a)	15,253	1,385,278
PayPal Holdings, Inc. (a)	29,475	1,887,284
RingCentral, Inc. (a)	24,856	1,037,738
Total System Services, Inc.	16,303	1,067,847
Verisk Analytics, Inc., “A” (a)	11,694	972,824

		$31,120,052

Cable TV – 2.1%
Altice USA, Inc. (a)	67,733	$1,849,788
Comcast Corp., “A”	68,426	2,633,033

		$4,482,821

Computer Software – 13.5%
Adobe Systems, Inc. (a)	49,193	$7,338,612
Autodesk, Inc. (a)	12,122	1,360,816
Cadence Design Systems, Inc. (a)	35,785	1,412,434
Microsoft Corp.	115,026	8,568,287
PTC, Inc. (a)	25,655	1,443,863
Salesforce.com, Inc. (a)	88,529	8,270,379

		$28,394,391

Computer Software – Systems – 9.9%
Apple, Inc.	36,747	$5,663,448
Constellation Software, Inc.	4,842	2,641,670
EPAM Systems, Inc. (a)	13,624	1,197,958
New Relic, Inc. (a)	20,202	1,006,060
Presidio, Inc. (a)	188,276	2,664,105
Rapid7, Inc. (a)	52,541	924,722
ServiceNow, Inc. (a)	14,010	1,646,595
SS&C Technologies Holdings, Inc.	45,524	1,827,789
Verint Systems, Inc. (a)	29,893	1,251,022
Western Digital Corp.	24,790	2,141,856

		$20,965,225

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Services – 1.2%
Priceline Group, Inc. (a)	1,435	$2,627,227

Electrical Equipment – 1.7%
Amphenol Corp., “A”	33,030	$2,795,659
Littelfuse, Inc.	4,300	842,284

		$3,637,943

Electronics – 7.1%
Applied Materials, Inc.	40,916	$2,131,314
Broadcom Corp.	20,090	4,872,629
M/A-COM Technology Solutions Holdings, Inc. (a)	15,918	710,102
Mercury Systems, Inc. (a)	21,990	1,140,841
Microchip Technology, Inc.	43,266	3,884,421
NXP Semiconductors N.V. (a)	10,273	1,161,774
Silicon Laboratories, Inc. (a)	13,590	1,085,841

		$14,986,922

Internet – 23.9%
Alibaba Group Holding Ltd., ADR (a)	27,023	$4,667,142
Alphabet, Inc., “A” (a)(s)	21,991	21,413,077
Facebook, Inc., “A” (a)(s)	118,212	20,198,884
Godaddy, Inc. (a)	37,826	1,645,809
GrubHub, Inc. (a)	17,321	912,124
LogMeIn, Inc.	13,903	1,530,025

		$50,367,061

Leisure & Toys – 3.8%
Activision Blizzard, Inc.	53,285	$3,437,415
Electronic Arts, Inc. (a)	32,120	3,792,087
Take-Two Interactive Software, Inc. (a)	7,299	746,177

		$7,975,679

Other Banks & Diversified Financials – 6.4%
Mastercard, Inc., “A”	40,658	$5,740,910
Visa, Inc., “A”	73,331	7,717,354

		$13,458,264

Printing & Publishing – 0.6%
IHS Markit Ltd. (a)	30,874	$1,360,926

Specialty Stores – 5.0%
Amazon.com, Inc. (a)(s)	10,945	$10,521,975

Telecommunications – Wireless – 0.6%
American Tower Corp., REIT	9,556	$1,306,114

Total Common Stocks		$204,327,350

INVESTMENT COMPANIES (h) – 4.0%

MONEY MARKET FUNDS – 4.0%
MFS Institutional Money Market Portfolio, 1.11% (v)	8,440,642	$8,440,642

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT – (0.7)%
Electronics – (0.4)%
Intel Corp.	(11,799)	$(449,306)
Viavi Solutions, Inc. (a)	(43,933)	(415,606)

		$(864,912)

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT – continued
Network & Telecom – (0.3)%
Arris International PLC (a)	(18,683)	$(532,279)

Total Securities Sold Short		$(1,397,191)

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(409,929)

Net Assets – 100.0%		$210,960,872

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $8,440,642 and $204,327,350, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2017, the fund had cash collateral of $69,693 and other liquid securities with an aggregate value of $2,263,544 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$204,327,350	$—	$—	$204,327,350
Mutual Funds	8,440,642	—	—	8,440,642
Total	$212,767,992	$—	$—	$212,767,992
Short Sales	$(1,397,191)	$—	$—	$(1,397,191)

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		5,414,389	42,794,339	(39,768,086)	8,440,642

Affilated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(586)	$450	$—	$38,840	$8,440,642

4

QUARTERLY REPORT

September 30, 2017

MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 92.8%
Fannie Mae, 0.944%, due 10/02/2017	$16,104,000	$16,103,584
Fannie Mae, 0.954%, due 10/02/2017	9,328,000	9,327,756
Fannie Mae, 0.944%, due 10/03/2017	4,400,000	4,399,773
Fannie Mae, 0.924%, due 10/10/2017	3,873,000	3,872,119
Fannie Mae, 0.954%, due 10/11/2017	5,500,000	5,498,564
Fannie Mae, 0.954%, due 10/13/2017	12,800,000	12,795,989
Fannie Mae, 1.057%, due 10/18/2017	10,600,000	10,594,794
Fannie Mae, 1.011%, due 10/25/2017	2,400,000	2,398,406
Fannie Mae, 0.995%, due 11/06/2017	13,100,000	13,087,162
Federal Farm Credit Bank, 1.005%, due 10/02/2017	8,000,000	7,999,780
Federal Farm Credit Bank, 1.015%, due 10/03/2017	10,000,000	9,999,444
Federal Farm Credit Bank, 1.005%, due 10/12/2017	5,500,000	5,498,338
Federal Farm Credit Bank, 1.015%, due 10/16/2017	4,400,000	4,398,167
Federal Farm Credit Bank, 1.015%, due 10/16/2017	4,000,000	3,998,333
Federal Farm Credit Bank, 1.078%, due 10/20/2017	12,100,000	12,093,231
Federal Farm Credit Bank, 1.015%, due 10/23/2017	6,000,000	5,996,333
Federal Farm Credit Bank, 1.005%, due 10/26/2017	3,500,000	3,497,594
Federal Farm Credit Bank, 1.016%, due 11/16/2017	7,500,000	7,490,417
Federal Farm Credit Bank, 1.037%, due 12/07/2017	4,200,000	4,192,027
Federal Home Loan Bank, 1.014%, due 10/04/2017	13,000,000	12,998,917
Federal Home Loan Bank, 1.015%, due 10/06/2017	10,100,000	10,098,597

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Federal Home Loan Bank, 1.036%, due 10/06/2017	$1,005,000	$1,004,858
Federal Home Loan Bank, 1.035%, due 10/13/2017	12,300,000	12,295,818
Federal Home Loan Bank, 1.015%, due 10/27/2017	12,900,000	12,890,683
Freddie Mac, 1.014%, due 10/05/2017	3,600,000	3,599,600
Freddie Mac, 1.016%, due 10/05/2017	13,100,000	13,098,544
Freddie Mac, 1.005%, due 10/11/2017	2,000,000	1,999,450
Freddie Mac, 1.047%, due 10/17/2017	13,250,000	13,243,934
Freddie Mac, 1.005%, due 10/20/2017	10,000,000	9,994,775
Freddie Mac, 1.005%, due 10/26/2017	2,100,000	2,098,556
Freddie Mac, 1.015%, due 11/02/2017	600,000	599,467
Freddie Mac, 1.016%, due 11/09/2017	9,000,000	8,990,250
Freddie Mac, 1.015%, due 11/22/2017	11,000,000	10,984,111
U.S. Treasury Bill, 0.994%, due 10/12/2017	13,500,000	13,495,958
U.S. Treasury Bill, 1.032%, due 10/19/2017	10,260,000	10,254,793
U.S. Treasury Bill, 0.995%, due 11/16/2017	13,000,000	12,983,721
U.S. Treasury Bill, 1.142%, due 2/15/2018	5,700,000	5,675,705

Total U.S. Government Agencies and Equivalents		$299,549,548

REPURCHASE AGREEMENTS – 7.0%
Goldman Sachs, 1.04%, dated 9/29/17, due 10/02/17, total to be received $22,692,967 (secured by U.S. Treasury and Federal Agency obligations valued at $23,144,835 in a jointly traded account)	$22,691,000	$22,691,000

OTHER ASSETS, LESS LIABILITIES – 0.2%		484,960

Net Assets – 100.0%		$322,725,508

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$322,240,548	$—	$322,240,548

For further information regarding security characteristics, see the Portfolio of Investments.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2017

*	Print name and title of each signing officer under his or her signature.